UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2009

Annual Reports of Investment Options Offered by
Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

  320 PARK AVENUE
  NEW YORK NY 10022-6839

February 2010

Dear Contract Owner,

As a valued variable accumulation annuity contract owner, we are pleased to provide you with the annual fund reports for the investment options offered by your contract. Included in this booklet are the annual reports of the Mutual of America Investment Corporation Funds. If you are invested in other investment options, you will receive semi-annual reports for those funds in a separate booklet or booklets. The reports provide an update on each portfolio's performance as of December 31, 2009. Please note that portfolio performance does not take into account the fees charged by the contract. If these fees had been included, the fund's performance would have been lower. As always, past performance cannot predict or guarantee future returns.

Since 1945, Americans have turned to Mutual of America to help them plan for their retirement and meet their long-term financial objectives. Today, as in the past, Mutual of America remains financially strong, and is rated among the strongest companies in the life insurance industry by the major independent rating agencies.* We are committed to providing quality products and services to help participants build and preserve assets for a financially secure future.

We hope you find the enclosed information helpful. We appreciate and value your business and look forward to serving you in the future. If you have any questions, please call your local Mutual of America Regional Office or 1-800-468-3785.

Sincerely,

Mutual of America Life Insurance Company

*  While these ratings do not apply to the safety or investment performance of the Separate Account investment alternatives, they do reflect upon Mutual of America's ability to fulfill its General Account (Interest Accumulation Account) obligations, which include annuity purchase rate guarantees and annuity benefit payouts, as well as life insurance and disability income payments.

DECEMBER 31, 2009

Annual Reports of Mutual of America
Investment Corporation

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

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MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the "Investment Company") Annual Report. This Report includes important information regarding the performance and financial positions of the Investment Company's funds for the year ended December 31, 2009.

2009: Financial Markets Take Off

After plummeting 25% during the first two months of 2009, and 56% from its October 2007 peak, the S&P 500® advanced more than 50% through the remainder of last year for a full year total return of 26.46%. Most other equity markets around the world followed a similar pattern, although the magnitude of the advances from the market lows set in early March varied. Developed nations' (Europe, Japan, and the U.S.) stock markets were up for the year in the 20% to 30% range, while stock markets in developing nations, such as China, Brazil, Russia, India, Indonesia, and Korea, were up in the range of 50% to over 100%.

Corporate bonds, both investment grade and so-called "junk" bonds, also traced out a pattern similar to equities, as prices initially plummeted and yields rose through early March, and then reversed dramatically for the rest of the year. In the U.S., the corporate bond component of the Barclay's Capital Aggregate Index generated an 18.68% return for the year, its best return in 14 years. And the Barclay's Capital High Yield ("junk" bonds) index was up over 58% for the year, comparable to some of the developing nations' equity markets. Similarly, bond markets in developing nations advanced 34% in dollar terms for the year according to Barclay's Capital Emerging Market Index.

U.S. Treasuries, and sovereign bonds of developed nations in general, fared poorly in 2009 relative to other asset classes. High prices and low rates established in the depths of panic in late 2008 and early 2009 gave way to a greater willingness to take risk in equities and corporate bonds. In addition, concern about rising government deficits raised fears of inflation, encouraging the sale of longer term (3 to 30 years) government securities, which pushed yields up and prices and returns down.

Investors Step Back In ... Cautiously

Very few investors anticipated the magnitude of returns realized in 2009, especially early in the year. There are two market adages that seem apt as an explanation of this dramatic performance: "Don't fight the Federal Reserve" and "markets always climb a wall of worry."

In retrospect, the market takeoff from the March lows seems to have been ignited by a collective conclusion among investors that the unprecedented monetary and fiscal stimulus launched by the central banks and fiscal authorities around the world had helped prevent a total collapse of the global financial system and descent into global economic depression. In short, the world was too big and too important to fail.

In particular, the global banking system had to be preserved at all costs. Two key events took place in early 2009 that gave investors confidence that their worst fears would not be realized. First, there was the decision in late February/early March by U.S. authorities to not formally nationalize the U.S. banking system. This was followed by the Accounting Standards Board's clarification of the requirement that banks write down the value of toxic assets held on their balance sheets to market values.

With stock prices and valuations compressed to levels not seen since the late 1970s, and central banks promising liquidity support for an extended period, investors embraced greater risk by pouring money into stocks and bonds. Thus, "don't fight the Fed."

Consumers Face Numerous Challenges

However, the belief that the world was not coming to an end did not mean that the global economy was still not in deep trouble. Global trade had imploded, Gross Domestic Product (GDP) growth was down in all developed nations and slowed significantly in key developing countries, unemployment was rising everywhere, and lending came to a virtual halt.

In the United States, the residential housing industry, whose collapse sparked the financial and economic crisis, remained mired in recession, with delinquencies and foreclosures rising, housing prices continuing to fall, and housing starts and sales still declining after two years. Consumers were not spending because they had lost, or were afraid they were going to lose, their jobs and/or houses. Moreover, in general, they carried high debt loads, including mortgages and credit card debt. The commercial real estate market was also entering a downturn in delayed response to the economic slowdown and rising unemployment. In early April 2009, U.S. first quarter GDP was reported to have declined 6.4% on an annualized basis from the previous quarter. That followed declines of 5.4% in the fourth quarter and 2.7% in the third quarter of 2008, respectively. Yet, markets continued their powerful advance. Thus, "markets climb a wall of worry."

Dire Outlook Begins to Lift

While the economic data through the spring and into summer of 2009 continued to be dire, there were increasing hints that the news was becoming "less bad." As noted in our publications on several occasions, markets tend to react less to what is going on at the moment and more to attempts to assess prospects in the future. The markets' behavior suggested that the global economy would soon begin to recover and grow again.

Corporate profit numbers, while still registering declines for the second and third quarters on a year-over-year basis, came in well ahead of expectations, supporting the notion that things were not as bad as previously thought and possibly were improving at an accelerating pace. Admittedly, these results were largely driven by severe cost-cutting measures, including layoffs, curtailed capital expenditures, inventory reductions, and even delayed payment of bills. Furthermore, revenues continued to fall, although, similar to profits, at a decelerating rate. Nonetheless, the market interpreted "not as bad as expected" in a positive light and continued to advance.

Similarly, in mid-October 2009, U.S. GDP was reported to have grown on an annualized basis for the first time in a year, registering an advance of 3.7% in the preliminary release. This number was ultimately revised down to 2.2%, but was still the first increase in four quarters. It is positive information such as this that sustains market rallies because economists respond by raising their GDP estimates and analysts become more aggressive in raising their earnings estimates.

This is exactly what happened during the last few months of 2009. U.S. economic data releases during this time frame were generally on the positive side. Production and trade showed improvement, inventories were scaled down to the level of current sales, inflation was well contained, and even home sales and retail sales showed unanticipated strength as the year drew to a close. Data from developing nations such as China, India, and Brazil, and resource-rich nations such as Australia and Canada, showed even more powerful signs of recovery, providing potential impetus to a U.S. recovery through the trade accounts.

Self-sustaining Recovery Still at Bay

However, several fundamental problems continue to undermine the potential for a strong, self-sustaining recovery in the U.S. First, unemployment remains very high, at 10%. It is true that the rate of layoffs declined dramatically over the past six months, and November actually posted the first month of job additions after 22 consecutive months of job reductions. Nevertheless, most commentators do not expect corporations to begin hiring at a rapid pace, but rather anticipate any U.S. recovery to follow the "jobless recovery" blueprint of the last two post-recession periods. Because consumer spending represents two-thirds of the U.S. economy, weakness there almost guarantees sub-par GDP growth for an extended period of time.

Second, the residential housing market remains troubled, with delinquencies and foreclosures on the rise and most government efforts to improve the problem inadequate to date. A slow recovery in employment, and therefore consumer income, will remain a headwind to home sales for an extended period of time.

Third, while the banking industry has been "saved," Congress seems determined to implement a new regime of regulations and penalties which may adversely impact potential rates of return on bank capital and could lead to reduced lending by the banking industry to the business sector, especially smaller businesses. This consequence would appear to be opposite of what is desired.

Largely because of these issues, the Federal Reserve, and most other central banks around the world, have stated or implied that they will continue their accommodative monetary policies through very low short-term lending rates and the maintenance of a variety of other liquidity programs. At the same time, they have begun to unwind those programs that no longer seem necessary to support markets and are studying how to most effectively withdraw from the remaining emergency programs so that markets can begin to function on their own again.

Markets Likely Kept in Check in 2010

The key issue of debate among economists and strategists now is not if, but when, will the Federal Reserve begin to raise interest rates, and at what pace will their program of tightening be executed. Although the Fed did raise the discount rate 0.25% on February 18, 2010, it has not indicated when and by how much it will raise the more important target Fed funds rate. In fact, at that time the Fed confirmed its expectation that the Fed funds rate will remain exceptionally low for "an extended period." This will remain an important uncertainty until the Fed acts. Current thinking on when this will occur ranges from as early as this June to not before mid- to late-2011.

The variables that will likely determine any Fed action will be the progress of economic recovery, especially job creation, as well as the behavior of inflation and inflation expectations over the short term. We think that job creation will remain tepid for a long time and inflation will remain well contained, largely because of wage cost control; and therefore, a rate-raising cycle by the Fed will likely be deferred until, at the earliest, late this year.

Given that scenario, and the uncertainties attached to it, as well as the magnitude of stock and corporate bond price advances witnessed over the past ten months, we believe that markets will generate much more modest returns in 2010 than in 2009. There also exists the possibility of a substantial correction along the way as fear emerges over the sustainability of recovery; concern about how rising interest rates might affect any recovery that has taken hold; and longer-term concerns over rising federal deficits, rising corporate and individual taxes, and the inflationary implications of both.

The total return performance for each of the Investment Company Funds is reflected below:

Total Returns — Year Ended December 31, 2009

Equity Index Fund	+26.13%
All America Fund	+25.31%
Small Cap Value Fund	+29.28%
Small Cap Growth Fund	+27.69%
Mid Cap Value Fund	+25.22%
Mid-Cap Equity Index Fund	+36.69%
International Fund	+25.22%
Composite Fund	+18.45%
Retirement Income Fund	+16.25%
2010 Retirement Fund	+19.79%
2015 Retirement Fund	+21.27%
2020 Retirement Fund	+23.18%
2025 Retirement Fund	+25.10%
2030 Retirement Fund	+26.47%
2035 Retirement Fund	+27.05%
2040 Retirement Fund	+27.84%
2045 Retirement Fund	+27.55%
Conservative Allocation Fund	+15.94%
Moderate Allocation Fund	+21.27%
Aggressive Allocation Fund	+25.64%
Money Market Fund	- 0.08%
Mid-Term Bond Fund	+11.22%
Bond Fund	+14.61%

The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

On the pages immediately following are brief presentations and graphs for each Fund (except the Money Market Fund), which illustrate each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared to an appropriate index.

Following those are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

Manfred Altstadt
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Investment Corporation

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 ended 2009 up 26.46%, after being down 24.34% in the first two months of the year. The market was able to rebound over 63% from the March 6th low of 676, closing at a level of 1,159 on December 31, 2009. The financial sector rebounded over 140%, and the Consumer Discretionary, Technology, Industrials and Material sectors followed closely with total returns above 80% for the same time period. Although the year began with doom, March began a trend up for the remainder of the year. The second and third quarters both were up over 15%. The month of October was the only negative return for the second half of the year. Although the pace slowed going into the fourth quarter, the market was still up over 6%.

The Equity Index Fund's performance for the year ended December 31, 2009, was 26.13%, in line with the benchmark return of 26.46%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,613	26.13%	26.13%
5 Years	$10,119	1.19%	0.24%
10 Years	$8,943	-10.57%	-1.11%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
5 Years	$10,208	2.08%	0.41%
10 Years	$9,088	-9.12%	-0.95%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between Large Cap stocks and Small Cap stocks, with the Small Cap stocks in turn equally distributed between Small Cap Value and Small Cap Growth stocks.

For the full year 2009, the S&P 500® Index of large capitalization stocks advanced by 26.46% on a total return basis, while the Russell 2000® Growth Index was up 34.47% and the Russell 2000® Value Index was up 20.58%.

The All America Fund's return for the year ended December 31, 2009, was 25.31% versus the benchmark return of 26.46%. The underperformance was attributable entirely to the underperformance of the actively managed Large Cap portion of the Fund, representing 20% of total assets. The indexed portion of the Fund, representing 60% of the overall portfolio, modestly outperformed the S&P 500, while the Small Cap Growth and Small Cap Value portions of the Fund, each representing 10% of total assets, both handsomely outperformed the S&P 500.

All America Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,531	25.31%	25.31%
5 Years	$10,118	1.18%	0.24%
10 Years	$8,875	-11.25%	-1.19%
S & P 500 INDEX
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
5 Years	$10,208	2.08%	0.41%
10 Years	$9,088	-9.12%	-0.95%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2009, the Small Cap Value Fund returned 29.28% versus a 20.58% return for the Russell 2000® Value Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Finance, Basic Materials and Healthcare, while sectors detracting from Fund performance included Energy and Technology.

Small Cap Value Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,928	29.28%	29.28%
Since 7/1/05 (Inception)	$11,356	13.56%	2.87%
Russell 2000 Value Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,058	20.58%	20.58%
Since 7/1/05 (Inception)	$9,853	-1.47%	-0.33%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 27.69% during the year ended December 31, 2009. The Fund's benchmark, the Russell 2000® Growth Index, returned 34.47% for the period.

The Small Cap Growth Fund's underperformance against its benchmark was partially due to its lack of exposure to the micro-cap sector of the small capitalization marketplace. The best performing stocks were those that had the highest levels of volatility and beta. Additionally, single-digit-priced stock, more specifically those under $5, had some of the biggest price moves. Macroeconomic factors and the re-pricing of risk propelled the equity marketplace in 2009. The Healthcare and Industrial sectors underperformed the benchmark and our stock selection also detracted from these two areas for the calendar year. Energy and Telecommunication Services were our two best performing sectors, which benefited from stock selection. In sum, we remained focused on bottom-up stock selection in a year where fundamental investing was not in style.

Small Cap Growth Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,769	27.69%	27.69%
Since 7/1/05 (Inception)	$10,656	6.56%	1.42%
Russell 2000 Growth Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$13,447	34.47%	34.47%
Since 7/1/05 (Inception)	$10,787	7.87%	1.70%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the year ended December 31, 2009, the Mid Cap Value Fund returned 25.22% versus a 34.21% return for the Russell Midcap® Value Index. Adverse stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included Utilities and REITs while sectors detracting from Mid Cap Value Fund performance included Industrial and Retail.

Mid Cap Value Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,522	25.22%	25.22%
Since 7/1/05 (Inception)	$10,547	5.47%	1.20%
Russell Mid Cap Value Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$13,421	34.21%	34.21%
Since 7/1/05 (Inception)	$10,365	3.65%	0.80%

The line representing the performance return of the Mid Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 once again outperformed both the S&P 500® Index and the S&P 600® Index (small cap) during 2009 with a total return of 37.38%. The S&P MidCap 400 recovered over 78% from its March 6th low, continuing the strong upward trend through the remainder of the year. The Materials and Energy sectors were up over 100% as metal and oil prices reached new highs. Financials rebounded over 85% ending the full year up over 13%. The market continues to climb higher into 2010 toward the 900 level seen in 2007.

The Mid-Cap Equity Index Fund's performance for the year ended December 31, 2009, was 36.69%, below the 37.38% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark. Gross of fees, the total return of the account was 37.05%. The underperformance was attributable to the higher volatility of the account due to the use of future contracts to hedge temporary cash positions.

Mid-Cap Equity Index Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$13,669	36.69%	36.69%
5 Years	$11,618	16.18%	3.05%
10 Years	$17,878	78.78%	5.98%
S & P MidCap 400 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$13,738	37.38%	37.38%
5 Years	$11,746	17.46%	3.27%
10 Years	$18,528	85.28%	6.36%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, in stocks of companies located outside of the United States that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested exclusively in exchange traded funds that reflect or closely match the holdings in the MSCI EAFE® Index.

Performance for the International Fund is compared to the MSCI EAFE® Index. For the year ended December 31, 2009, the International Fund returned 25.22%, underperforming the 32.46% return of the benchmark. The Fund's cash position continued to create a drag on performance in the second and third quarters of 2009 as a result of the very strong performance of the International markets. During that six-month period the MSCI EAFE® Index rose 50%, while the Fund grew 47%.

International Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,522	25.22%	25.22%
Since 11/5/07 (Inception)	$7,286	-27.14%	-13.66%
MSCI EAFE Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$13,246	32.46%	32.46%
Since 11/5/07 (Inception)	$7,338	-26.62%	-13.38%

The line representing the performance return of the International Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

COMPOSITE FUND

The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities, seeking appreciation and current income. The equity portion of the Composite Fund invests in stocks within the S&P 500® Index.

For the year ended December 31, 2009, the equity portion of the Fund had a total return of 20.44% (before expenses), underperforming the S&P 500® Index by 602 basis points. The equity portion of the Composite Fund maintains sector weights within plus or minus 100 basis points of the S&P 500® Index and does not take positions in individual stocks with overweights of more than 200 basis points. This structural discipline produces a relatively low-risk portfolio that emphasizes stock selection based on strong fundamental analysis.

However, 2009 was a particularly difficult time for the type of conservative stock selection employed by the Fund. The strong stock market rally from the lows of early March was driven largely by stocks with characteristics far different from those the Fund normally seeks out. Specifically, the market gravitated toward lower quality, higher risk stocks characterized by small market capitalizations, high volatility, high leverage, low price and low returns on equity. These are generally the types of stocks the Fund attempts to avoid, as it did in 2009 to the detriment of performance over that time frame. Nevertheless, this philosophy of investment has served our clients well over the longer term. We began to see signs that the market is normalizing in late 2009 and early 2010, which should bode well for better performance in the current year.

The bond market remained focused on income as the Federal Reserve promoted low interest rates, especially in the money markets. As a result, higher yielding corporate bonds were in great demand. The risk premium attached to corporate credits diminished with each passing month, both as a result of enthusiasm about economic prospects and a lack of supply of new issues.

The Fund's strategy is to maintain a diversified portfolio of higher yielding corporate bonds while keeping its duration slightly short in order to guard against incipient inflation. This focus on income, rather than market volatility, enables the Fund to provide favorable compounded rates of return over meaningful time periods.

For the year ended December 31, 2009, the Composite Fund returned 18.45% (after expenses) compared to the weighted benchmark return of 18.25%, 40% of which is based on the Barclays Capital Aggregate Bond Index and 60% of which is based on the S&P 500® Index. The outperformance of the fixed-income portion of the Composite Fund more than offset the underperformance of the equity portion, despite its significantly lower proportion of the Fund overall.

Composite Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$11,845	18.45%	18.45%
5 Years	$10,954	9.54%	1.84%
10 Years	$11,278	12.78%	1.21%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
5 Years	$10,208	2.08%	0.41%
10 Years	$9,088	-9.12%	-0.95%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
5 Years	$12,742	27.42%	4.97%
10 Years	$18,472	84.72%	6.33%
Citigroup 3 - Month T-Bill Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,016	0.16%	0.16%
5 Years	$11,523	15.23%	2.88%
10 Years	$13,225	32.25%	2.83%

The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% each in the Bond and Mid-Term Bond Funds and 15% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Barclays Capital Aggregate Bond Index (60% weighting), the Citigroup 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the year ended December 31, 2009, the Fund returned 16.25% versus a 10.20% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

Retirement Income Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$11,625	16.25%	16.25%
Since 11/5/07 (Inception)	$10,517	5.17%	2.36%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
Since 11/5/07 (Inception)	$7,872	-21.28%	-10.51%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
Since 11/5/07 (Inception)	$11,306	13.06%	5.86%
Citigroup 3 - Month T-Bill Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,016	0.16%	0.16%
Since 11/5/07 (Inception)	$10,261	2.61%	1.20%

The line representing the performance return of the Retirement Income Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 57% of net assets in fixed-income funds (approximately 25% in the Bond Fund, 22% in the Mid-Term Bond Fund and 10% in the Money Market Fund) and approximately 43% of net assets in equity funds (25% in the Equity Index Fund, 14% in the Mid-Cap Equity Index Fund and 4% in the International Fund).

Performance for the 2010 Retirement Fund is compared to the Barclays Capital Aggregate Bond Index (47% weighting), the Citigroup 3-Month Treasury Bill Index (10% weighting) and the S&P 500® Index (43% weighting). For the year ended December 31, 2009, the Fund returned 19.79% versus a 14.18% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund outperforming the S&P 500® Index.

2010 Retirement Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$11,979	19.79%	19.79%
Since 11/5/07 (Inception)	$9,824	-1.76%	-0.82%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
Since 11/5/07 (Inception)	$7,872	-21.28%	-10.51%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
Since 11/5/07 (Inception)	$11,306	13.06%	5.86%
Citigroup 3 - Month T-Bill Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,016	0.16%	0.16%
Since 11/5/07 (Inception)	$10,261	2.61%	1.20%

The line representing the performance return of the 2010 Retirement Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 53% of net assets in equity funds (approximately 30% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 8% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 47% of net assets in fixed-income funds (25% in the Bond Fund, 13% in the Mid-Term Bond Fund and 9% in the Money Market Fund).

Performance for the 2015 Retirement Fund is compared to the S&P 500® Index (53% weighting), the Barclays Capital Aggregate Bond Index (38% weighting) and the Citigroup 3-Month Treasury Bill Index (9% weighting). For the year ended December 31, 2009, the Fund returned 21.27% versus a 16.29% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund outperforming the S&P 500® Index.

2015 Retirement Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,127	21.27%	21.27%
Since 11/5/07 (Inception)	$9,468	-5.32%	-2.50%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
Since 11/5/07 (Inception)	$7,872	-21.28%	-10.51%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
Since 11/5/07 (Inception)	$11,306	13.06%	5.86%
Citigroup 3 - Month T-Bill Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,016	0.16%	0.16%
Since 11/5/07 (Inception)	$10,261	2.61%	1.20%

The line representing the performance return of the 2015 Retirement Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 63% of net assets in equity funds (approximately 35% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 4% each in the Small Cap Growth and Small Cap Value Funds) and approximately 37% of net assets in fixed-income funds (24% in the Bond Fund and 13% in the Mid-Term Bond Fund).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (63% weighting) and the Barclays Capital Aggregate Bond Index (37% weighting). For the year ended December 31, 2009, the Fund returned 23.18% versus an 18.86% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund outperforming the S&P 500® Index.

2020 Retirement Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,318	23.18%	23.18%
Since 11/5/07 (Inception)	$9,121	-8.79%	-4.18%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
Since 11/5/07 (Inception)	$7,872	-21.28%	-10.51%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
Since 11/5/07 (Inception)	$11,306	13.06%	5.86%

The line representing the performance return of the 2020 Retirement Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 74% of net assets in equity funds (approximately 40% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 26% of net assets in fixed-income funds (20% in the Bond Fund and 6% in the Mid-Term Bond Fund).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (74% weighting) and the Barclays Capital Aggregate Bond Index (26% weighting). For the year ended December 31, 2009, the Fund returned 25.10% versus a 21.12% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund outperforming the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund outperforming the S&P 500® Index.

2025 Retirement Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,510	25.10%	25.10%
Since 11/5/07 (Inception)	$8,794	-12.06%	-5.79%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
Since 11/5/07 (Inception)	$7,872	-21.28%	-10.51%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
Since 11/5/07 (Inception)	$11,306	13.06%	5.86%

The line representing the performance return of the 2025 Retirement Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 80% of net assets in equity funds (approximately 40% in the Equity Index Fund, 18% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 20% of net assets in the Bond Fund.

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (80% weighting) and the Barclays Capital Aggregate Bond Index (20% weighting). For the year ended December 31, 2009, the Fund returned 26.47% versus a 22.35% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund outperforming the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund outperforming the S&P 500® Index.

2030 Retirement Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,647	26.47%	26.47%
Since 11/5/07 (Inception)	$8,664	-13.36%	-6.44%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
Since 11/5/07 (Inception)	$7,872	-21.28%	-10.51%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
Since 11/5/07 (Inception)	$11,306	13.06%	5.86%

The line representing the performance return of the 2030 Retirement Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 87% of net assets in equity funds (approximately 40% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 7% each in the Small Cap Growth and Small Cap Value Funds) and approximately 13% of net assets in the Bond Fund.

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (87% weighting) and the Barclays Capital Aggregate Bond Index (13% weighting). For the year ended December 31, 2009, the Fund returned 27.05% versus a 23.79% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund outperforming the S&P 500® Index, and the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2035 Retirement Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,705	27.05%	27.05%
Since 11/5/07 (Inception)	$8,356	-16.44%	-8.00%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
Since 11/5/07 (Inception)	$7,872	-21.28%	-10.51%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
Since 11/5/07 (Inception)	$11,306	13.06%	5.86%

The line representing the performance return of the 2035 Retirement Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 89% of net assets in equity funds (approximately 35% in the Equity Index Fund, 24% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 11% of net assets in the Bond Fund.

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (89% weighting) and the Barclays Capital Aggregate Bond Index (11% weighting). For the year ended December 31, 2009, the Fund returned 27.84% versus a 24.20% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund outperforming the S&P 500® Index, and the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2040 Retirement Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,784	27.84%	27.84%
Since 11/5/07 (Inception)	$8,367	-16.33%	-7.94%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
Since 11/5/07 (Inception)	$7,872	-21.28%	-10.51%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
Since 11/5/07 (Inception)	$11,306	13.06%	5.86%

The line representing the performance return of the 2040 Retirement Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 90% of net assets in equity funds (approximately 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 10% of net assets in the Bond Fund.

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (90% weighting) and the Barclays Capital Aggregate Bond Index (10% weighting). For the year ended December 31, 2009, the Fund returned 27.55% versus a 24.41% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund outperforming the S&P 500® Index, and the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2045 Retirement Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,755	27.55%	27.55%
Since 11/5/07 (Inception)	$8,321	-16.79%	-8.17%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
Since 11/5/07 (Inception)	$7,872	-21.28%	-10.51%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
Since 11/5/07 (Inception)	$11,306	13.06%	5.86%

The line representing the performance return of the 2045 Retirement Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in an equity fund of the Investment Company. The Conservative Allocation Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond Fund and approximately 45% in the Mid-Term Bond Fund) and approximately 25% of net assets in equity funds (the Equity Index Fund).

Performance for the Conservative Allocation Fund is compared to the Barclays Capital Aggregate Bond Index (75% weighting) and the S&P 500® Index (25% weighting). For the year ended December 31, 2009, the Conservative Allocation Fund returned 15.94% versus an 11.06% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

Conservative Allocation Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$11,594	15.94%	15.94%
5 Years	$12,127	21.27%	3.93%
Since 5/20/03 (Inception)	$13,375	33.75%	4.49%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
5 Years	$10,208	2.08%	0.41%
Since 5/20/03 (Inception)	$13,835	38.35%	5.03%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
5 Years	$12,742	27.42%	4.97%
Since 5/20/03 (Inception)	$13,345	33.45%	4.46%

The line representing the performance return of the Conservative Allocation Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund's target allocation is approximately 50% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund and approximately 15% of its net assets in the Mid-Cap Equity Index Fund) and approximately 50% of net assets in fixed-income funds (approximately 30% of its net assets in the Bond Fund and approximately 20% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (50% weighting) and the Barclays Capital Aggregate Bond Index (50% weighting). For the year ended December 31, 2009, the Moderate Allocation Fund returned 21.27% versus a 16.20% return for the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund outperforming the S&P 500® Index.

Moderate Allocation Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,127	21.27%	21.27%
5 Years	$11,782	17.82%	3.33%
Since 5/20/03 (Inception)	$14,254	42.54%	5.51%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
5 Years	$10,208	2.08%	0.41%
Since 5/20/03 (Inception)	$13,835	38.35%	5.03%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
5 Years	$12,742	27.42%	4.97%
Since 5/20/03 (Inception)	$13,345	33.45%	4.46%

The line representing the performance return of the Moderate Allocation Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund's target allocation is approximately 75% of net assets in equity funds (approximately 45% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 5% of its net assets in the Small Cap Value Fund and approximately 5% of its net assets in the Small Cap Growth Fund) and approximately 25% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (75% weighting) and the Barclays Capital Aggregate Bond Index (25% weighting). For the year ended December 31, 2009, the Aggressive Allocation Fund returned 25.64% versus a 21.33% return for the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund outperforming the S&P 500® Index, and the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

Aggressive Allocation Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,564	25.64%	25.64%
5 Years	$11,265	12.65%	2.41%
Since 5/20/03 (Inception)	$14,769	47.69%	6.07%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
5 Years	$10,208	2.08%	0.41%
Since 5/20/03 (Inception)	$13,835	38.35%	5.03%

Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
5 Years	$12,742	27.42%	4.97%
Since 5/20/03 (Inception)	$13,345	33.45%	4.46%

The line representing the performance return of the Aggressive Allocation Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Indices do not.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned -0.08% for the year ended December 31, 2009, compared to a 0.16% return for the Citigroup 3-Month Treasury Bill Index. Note that the performance of the Money Market Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

The 2009 money market was characterized by extremely low interest rates and shrinking supply of eligible investments. The Federal Funds target rate remained at a historically low range of 0 to 25 basis points throughout the course of 2009 and is expected to persist in 2010. At the December 16th meeting, the Fed indicated that it will continue to keep rates "exceptionally low" for "an extended period."

The seven-day effective yield as of February 16, 2010, was -0.21%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Mid-Term Bond Fund primarily invests in corporate and U.S. government agency securities, which normally yield more than U.S. Treasury issues.

The Mid-Term Bond Fund continued to overweight corporate issues and underweight Agencies and Treasuries during 2009. Agencies have been used as a source of funds and will continue to be sold as better opportunities in corporate bonds become available. The Mid-Term Bond Fund also maintains extreme diversification in its credit exposure in order to minimize event risk.

The Fund's duration is 90% of its market benchmark. This results in lower price volatility and protects against the effects of prospective inflation. While inflation is not a current problem, the government economic stimulus and debt monetization policies will cause an eventual rise in rates.

For the year ended December 31, 2009, the Mid-Term Bond Fund returned 11.22% versus a 5.89% return for the Citigroup Government/Corporate 3-7 Year Bond Index. The Mid-Term Bond Fund's emphasis on higher-yielding corporate issues was a major contributor to outperformance.

Mid-Term Bond Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$11,122	11.22%	11.22%
5 Years	$12,755	27.55%	4.99%
10 Years	$17,018	70.18%	5.46%
Citigroup 3-7 Year Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,589	5.89%	5.89%
5 Years	$12,721	27.21%	4.93%
10 Years	$18,570	85.70%	6.38%

The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve continued to keep short-term rates very low during 2009 in order to try and stimulate the economy and reliquify the banking system. Other rates along the treasury yield curve maintained a steep configuration as the Federal Reserve aggressively intervened on a regular basis to try and force rates down in order to subsidize the mortgage market.

The corporate bond market also continued its positive response to the various government stimulus programs. Yield spreads between government and corporate bonds compressed aggressively during the final six months of 2009 as market participants became enthusiastic about economic prospects in 2010.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification, and take a market weight in mortgage-related securities. So long as inflation is perceived as a long-term threat, this strategy will be maintained in the Bond Fund.

The Bond Fund's return for the year ended December 31, 2009, was 14.61%, compared to 5.93% for the Barclays Capital Aggregate Bond Index. The Fund's emphasis on higher-yielding corporate issues was a major contributor to outperformance.

Bond Fund
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$11,461	14.61%	14.61%
5 Years	$12,720	27.20%	4.93%
10 Years	$17,997	79.97%	6.05%
Barclay's Capital Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
5 Years	$12,742	27.42%	4.97%
10 Years	$18,472	84.72%	6.33%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2009

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2009 (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2009 (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2009 (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2009 and held for the entire period ending December 31, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,124.15	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	$1.33

*  Expenses are equal to the Fund's annual expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

All America Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,120.46	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$2.96

*  Expenses are equal to the Fund's annual expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Continued)

Small Cap Value Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,138.21	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$4.74

*  Expenses are equal to the Fund's annual expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,131.13	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$4.74

*  Expenses are equal to the Fund's annual expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid Cap Value Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,120.05	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.14	$3.72

*  Expenses are equal to the Fund's annual expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,170.65	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	$1.33

*  Expenses are equal to the Fund's annual expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Continued)

International Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,120.05	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.40

*  Expenses are equal to the Fund's annual expense ratio of 0.47% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Composite Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,089.10	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$2.96

*  Expenses are equal to the Fund's annual expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Retirement Income Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,078.86	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.70

*  Expenses are equal to the Fund's annual expense ratio of .53% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests ), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2010 Retirement Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,095.30	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.40

*  Expenses are equal to the Fund's annual expense ratio of .47% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests ), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Continued)

2015 Retirement Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,102.10	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.40

*  Expenses are equal to the Fund's annual expense ratio of .47% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests ), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2020 Retirement Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,110.81	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$2.45

*  Expenses are equal to the Fund's annual expense ratio of .48% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests ), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2025 Retirement Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,119.51	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.35

*  Expenses are equal to the Fund's annual expense ratio of .46% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests ), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2030 Retirement Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,125.67	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.29

*  Expenses are equal to the Fund's annual expense ratio of .45% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests ), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Continued)

2035 Retirement Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,128.27	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.24

*  Expenses are equal to the Fund's annual expense ratio of .44% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests ), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2040 Retirement Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,131.80	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.40

*  Expenses are equal to the Fund's annual expense ratio of .47% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests ), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2045 Retirement Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,130.51	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.40

*  Expenses are equal to the Fund's annual expense ratio of .47% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests ), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Conservative Allocation Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,077.41	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.55

*  Expenses are equal to the Fund's annual expense ratio of 0.50% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Continued)

Moderate Allocation Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,102.10	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	$2.14

*  Expenses are equal to the Fund's annual expense ratio of 0.42% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Aggressive Allocation Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,121.94	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.78	$2.09

*  Expenses are equal to the Fund's annual expense ratio of 0.41% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$999.60	$1.66
Hypothetical (5% return before expenses)	$1,000.00	$1,023.20	$1.68

*  Expenses are equal to the Fund's annual expense ratio of 0.33%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid Term Bond Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,055.07	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$2.96

*  Expenses are equal to the Fund's annual expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Continued)

Bond Fund
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,071.16	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$2.96

*  Expenses are equal to the Fund's annual expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (9.3%)
Amazon.com, Inc.*	24,946	$3,355,736
Comcast Corp. Cl A	212,861	3,588,836
Disney (Walt) Co.	142,772	4,604,397
Home Depot, Inc.	127,947	3,701,507
McDonald's Corp.	80,451	5,023,360
Other Securities	1,960,344	50,883,542
		71,157,378
CONSUMER STAPLES (11.1%)
Altria Group, Inc.	155,247	3,047,499
Coca-Cola Co.	174,455	9,943,935
Colgate-Palmolive Co.	37,750	3,101,163
CVS Caremark Corp.	105,698	3,404,533
PepsiCo, Inc.	118,947	7,231,978
Philip Morris Int'l., Inc.	145,515	7,012,368
Proctor & Gamble Co.	221,522	13,430,879
Wal-Mart Stores, Inc.	159,906	8,546,976
Other Securities	872,521	29,493,237
		85,212,568
ENERGY (11.1%)
Chevron Corp.	150,053	11,552,580
ConocoPhillips	112,219	5,731,024
Exxon Mobil Corp.	357,520	24,379,287
Occidental Petroleum Corp	59,534	4,843,091
Schlumberger Ltd.	89,391	5,818,460
Other Securities	849,356	32,970,952
		85,295,394
FINANCIALS (13.8%)
American Express Co.	89,580	3,629,782
Bank of America Corp.	735,918	11,082,925
Citigroup, Inc.	1,425,998	4,720,053
Goldman Sachs Group, Inc.	38,349	6,474,845
JPMorgan Chase & Co.	291,901	12,163,515
U.S. Bancorp	139,946	3,150,185
Wells Fargo & Co.	371,013	10,013,641
Other Securities	2,111,972	54,850,995
		106,085,941
HEALTH CARE (12.2%)
Abbott Laboratories	116,614	6,295,990
Amgen, Inc.*	74,222	4,198,739
Bristol-Myers Squibb Co.	127,849	3,228,187

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Johnson & Johnson	207,619	$13,372,740
Medtronic, Inc.	82,693	3,636,838
Merck & Co., Inc.	226,765	8,285,993
Pfizer, Inc.	601,241	10,936,574
Other Securities	1,081,789	43,879,610
		93,834,671
INDUSTRIALS (9.9%)
3M Co.	52,732	4,359,354
General Electric Co.	801,149	12,121,384
United Parcel Service, Inc. Cl B	74,328	4,264,197
United Technologies Corp.	70,296	4,879,245
Other Securities	1,071,501	50,664,217
		76,288,397
INFORMATION TECHNOLOGY (19.0%)
Apple, Inc.*	66,875	14,101,263
Cisco Systems, Inc.*	429,161	10,274,114
Google, Inc.*	17,948	11,127,401
Hewlett-Packard Co.	174,790	9,003,433
Int'l. Business Machines Corp.	98,341	12,872,837
Intel Corp.	403,337	8,228,075
Microsoft Corp.	570,740	17,401,863
Oracle Corp.	275,410	6,758,561
QUALCOMM, Inc.	124,779	5,772,277
Other Securities	2,282,593	50,438,368
		145,978,192
MATERIALS (3.5%)
Monsanto Co.	41,003	3,351,995
Other Securities	585,183	23,378,578
		26,730,573
TELECOMMUNICATION SERVICES (3.1%)
AT&T, Inc.	441,513	12,375,609
Verizon Communications, Inc	213,187	7,062,885
Other Securities	465,359	4,081,077
		23,519,571
UTILITIES (3.6%)
Other Securities	845,159	27,558,249
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $709,726,697) 96.6%		$741,660,934

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	AAA	0.06%	02/11/10	$2,400,000	$2,399,836
U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	AAA	0.04	02/05/10	800,000	799,969
COMMERCIAL PAPER (2.9%)
Abbott Laboratories†	A-1+	0.05	01/04/10	8,900,000	8,899,963
Emerson Electric†	A-1	0.08	01/20/10	3,100,000	3,099,869
Toyota Motor Credit Corp.	A-1+	0.04	01/06/10	10,000,000	9,999,944
					21,999,776
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $25,199,581) 3.3%					25,199,581
TEMPORARY CASH INVESTMENTS (2) (Cost: $71,000) 0.0% (3)					71,000
TOTAL INVESTMENTS (Cost: $734,997,278) 99.9%					766,931,515
OTHER NET ASSETS 0.1%					703,528
NET ASSETS 100.0%					$767,635,043

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (5.6%)
Amazon.com, Inc.*	4,983	$670,313
Disney (Walt) Co.	28,517	919,673
Home Depot, Inc.	25,556	739,335
McDonald's Corp.	16,070	1,003,411
Other Securities	434,083	10,880,287
		14,213,019
CONSUMER STAPLES (6.6%)
Coca-Cola Co.	34,846	1,986,222
General Mills, Inc.	4,935	349,447
PepsiCo, Inc.	23,758	1,444,486
Philip Morris Int'l., Inc.	29,066	1,400,691
Proctor & Gamble Co.	44,246	2,682,635
Wal-Mart Stores, Inc.	31,940	1,707,193
Other Securities	229,005	7,449,723
		17,020,397
ENERGY (6.6%)
Chevron Corp.	29,972	2,307,544
ConocoPhillips	22,414	1,144,683
Exxon Mobil Corp.	71,411	4,869,511
Halliburton Co.	13,611	409,555
Occidental Petroleum Corp.	11,892	967,414
Schlumberger Ltd.	17,855	1,162,182
Other Securities	156,044	6,176,394
		17,037,283
FINANCIALS (8.3%)
Bank of America Corp.	146,992	2,213,700
Citigroup, Inc.	284,828	942,781
CME Group, Inc.	1,004	337,294
Goldman Sachs Group, Inc.	7,660	1,293,314
JPMorgan Chase & Co.	58,304	2,429,528
U.S. Bancorp	27,953	629,222
Wells Fargo & Co.	74,106	2,000,121
Other Securities	438,720	11,343,179
		21,189,139
HEALTH CARE (7.3%)
Abbott Laboratories	23,292	1,257,535
Amgen, Inc.*	14,825	838,650
Baxter International, Inc.	9,133	535,924
Gilead Sciences, Inc.*	13,653	590,902
Johnson & Johnson	41,469	2,671,018

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Medtronic, Inc.	16,517	$726,418
Merck & Co., Inc.	45,294	1,655,043
Pfizer, Inc.	120,092	2,184,473
Other Securities	218,828	8,282,463
		18,742,426
INDUSTRIALS (6.0%)
3M Co.	10,532	870,680
Boeing Co.	11,084	599,977
General Electric Co.	160,021	2,421,118
United Technologies Corp.	14,041	974,586
Other Securities	217,793	10,371,942
		15,238,303
INFORMATION TECHNOLOGY (11.4%)
Apple, Inc.*	13,358	2,816,668
Cisco Systems, Inc.*	85,721	2,052,161
Google, Inc.*	3,585	2,222,628
Hewlett-Packard Co.	34,913	1,798,369
Int'l. Business Machines Corp.	19,643	2,571,269
Intel Corp.	80,563	1,643,485
Microsoft Corp.	114,000	3,475,855
Oracle Corp.	55,011	1,349,970
QUALCOMM, Inc.	24,924	1,152,984
Texas Instruments, Inc.	18,536	483,048
Other Securities	437,406	9,591,927
		29,158,364
MATERIALS (2.1%)
Monsanto Co.	8,190	669,533
Other Securities	116,886	4,669,639
		5,339,172
TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	88,188	2,471,910
Verizon Communications, Inc.	42,582	1,410,742
Other Securities	92,952	815,138
		4,697,790
UTILITIES (2.2%)
Other Securities	168,818	5,504,671
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $158,924,227) 57.9%		$148,140,564

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	AAA	0.10%	05/06/10	$600,000	$599,786
COMMERCIAL PAPER (1.9%)
Abbott Laboratories†	A-1+	0.05	01/04/10	4,770,000	4,769,980
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $5,369,772) 2.1%					5,369,766
TOTAL INDEXED ASSETS (Cost: $164,293,999) 60.0%					$153,510,330

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (4.1%)
Amazon.com, Inc.*	4,335	$583,144
Disney (Walt) Co.	15,987	515,581
Home Depot, Inc.	5,711	165,219
McDonald's Corp.	13,341	833,012
Tupperware Brands Corp.	21,134	984,210
Other Securities	352,920	7,326,264
		10,407,430
CONSUMER STAPLES (2.8%)
General Mills, Inc.	8,783	621,924
PepsiCo, Inc.	15,220	925,376
Proctor & Gamble Co.	14,495	878,832
Wal-Mart Stores, Inc.	19,091	1,020,414
Other Securities	165,528	3,752,590
		7,199,136
ENERGY (3.7%)
Chevron Corp.	9,827	756,581
ConocoPhillips	7,795	398,091
Exxon Mobil Corp.	28,567	1,947,984
Halliburton Co.	16,535	497,538
Occidental Petroleum Corp.	8,131	661,457
Schlumberger Ltd.	6,869	447,103
Other Securities	268,503	4,636,027
		9,344,781
FINANCIALS (6.4%)
Bank of America Corp.	58,218	876,763
Citigroup, Inc.	106,440	352,316
CME Group, Inc.	1,610	540,880
Goldman Sachs Group, Inc.	3,998	675,022
JPMorgan Chase & Co.	21,720	905,072
U.S. Bancorp	17,584	395,816
Wells Fargo & Co.	28,178	760,524
Other Securities	774,890	11,928,818
		16,435,211
HEALTH CARE (5.3%)
Abbott Laboratories	20,534	1,108,631
Amgen, Inc.*	2,752	155,681
Baxter International, Inc.	9,754	572,365
Enzon Pharmaceuticals, Inc.*	98,602	1,038,279
Gilead Sciences, Inc.*	16,038	694,125
Johnson & Johnson	23,050	1,484,651
Medtronic, Inc.	7,768	341,637
Merck & Co., Inc.	12,161	444,363
Other Securities	459,789	7,759,198
		13,598,930

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIALS (4.9%)
Boeing Co.	11,219	$607,284
General Electric Co.	64,638	977,973
United Technologies Corp.	8,216	570,273
Other Securities	464,345	10,456,693
		12,612,223
INFORMATION TECHNOLOGY (8.0%)
Apple, Inc.*	6,576	1,386,615
Cisco Systems, Inc.*	37,910	907,565
Google, Inc.*	1,451	899,591
Hewlett-Packard Co.	17,580	905,546
Int'l. Business Machines Corp.	8,068	1,056,101
Microsoft Corp.	38,074	1,160,876
Oracle Corp.	28,629	702,556
QUALCOMM, Inc.	12,918	597,587
Texas Instruments, Inc.	15,922	414,927
Other Securities	784,938	12,366,481
		20,397,845
MATERIALS (2.3%)
Monsanto Co.	5,045	412,429
Other Securities	358,256	5,436,390
		5,848,819
TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	27,241	763,565
Other Securities	106,859	1,886,830
		2,650,395
UTILITIES (1.3%)
Other Securities	108,089	3,408,761
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $94,184,004) 39.8%		101,903,531
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS
ENERGY (0.0%) (3)
Energy XXI (Bermuda) Ltd., 7.25%	556	55,600
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.0% (3)		$55,600

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25%	07/15/10	$460,000	$0
TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.0%					0
TOTAL ACTIVE ASSETS (Cost: $94,699,604) 39.8%					101,959,131
TEMPORARY CASH INVESTMENTS (2) (Cost: $140,400) 0.1%					140,400
TOTAL INVESTMENTS (Cost: $259,134,003) 99.9%					255,609,861
OTHER NET ASSETS 0.1%					311,506
NET ASSETS 100.0%					$255,921,367

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.8%)
Dillard's, Inc. Cl A	243,313	$4,489,125
Rent-A-Center, Inc.*	127,026	2,250,901
Tupperware Brands Corp.	97,053	4,519,758
Other Securities	191,353	2,775,681
		14,035,465
CONSUMER STAPLES (5.0%)
American Italian Pasta Co. Cl A*	170,887	5,945,159
Great Atlantic & Pacific Tea Co., Inc.*	238,145	2,807,730
Other Securities	112,962	1,563,268
		10,316,157
ENERGY (4.8%)
MarkWest Energy Partners LP	84,471	2,472,466
McMoRan Exploration Co.*	332,620	2,667,612
Other Securities	447,225	4,622,723
		9,762,801
FINANCIALS (28.6%)
Ashford Hospitality Trust, Inc.*	415,444	1,927,660
Aspen Insurance Hldgs. Ltd.	92,870	2,363,542
Brookline Bancorp, Inc.	247,394	2,451,675
Ellington Financial LLC†***	123,900	2,478,000
First Niagara Financial Group, Inc.	137,256	1,909,231
Glacier Bancorp, Inc.	133,149	1,826,804
Highwoods Properties, Inc.	80,296	2,677,872
Meadowbrook Insurance Group, Inc.	276,483	2,045,974
MFA Financial, Inc.	248,787	1,828,584
NBH Hldgs. Co.†***	98,458	1,993,775
NewAlliance Bancshares, Inc.	203,711	2,446,569
ProAssurance Corp.*	45,656	2,452,184
SeaBright Insurance Hldgs., Inc.*	198,956	2,286,004
Senior Housing Pptys. Trust	100,291	2,193,364
Westamerica Bancorporation	48,835	2,703,994
Other Securities	2,389,345	25,269,122
		58,854,354
HEALTH CARE (5.0%)
Enzon Pharmaceuticals, Inc.*	440,855	4,642,203
Other Securities	710,470	5,529,122
		10,171,325
INDUSTRIALS (16.7%)
Actuant Corp. Cl A	129,150	2,393,150
Alaska Air Group, Inc.*	124,900	4,316,544
AZZ, Inc.*	73,896	2,416,399
Encore Wire Corp.	97,560	2,055,589
Genesee & Wyoming, Inc. Cl A*	73,434	2,396,886

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Kaydon Corp.	74,907	$2,678,674
Mueller Industries, Inc.	174,672	4,338,852
Old Dominion Freight Line, Inc.*	80,465	2,470,276
Orion Marine Group, Inc.*	111,235	2,342,609
Tutor Perini Corp.*	125,207	2,263,743
Other Securities	601,878	6,684,470
		34,357,192
INFORMATION TECHNOLOGY (9.2%)
Coherent, Inc.*	60,160	1,788,557
Global Cash Access Hldgs., Inc.*	240,733	1,803,090
Sybase, Inc.*	50,301	2,183,063
TIBCO Software, Inc.*	203,133	1,956,171
Other Securities	663,849	11,143,771
		18,874,652
MATERIALS (10.8%)
Commercial Metals Co.	169,390	2,650,954
Crown Hldgs., Inc.*	247,799	6,338,693
Cytec Industries, Inc.	65,093	2,370,687
Silgan Hldgs., Inc.	72,740	4,210,191
Taseko Mines Ltd.*	583,762	2,463,476
Walter Energy, Inc.	33,170	2,498,033
Other Securities	409,795	1,596,666
		22,128,700
TELECOMMUNICATION SERVICES (2.8%)
Consolidated Comms. Hldgs., Inc.	117,498	2,056,215
Syniverse Hldgs., Inc.*	109,984	1,922,520
Other Securities	106,466	1,784,370
		5,763,105
UTILITIES (5.6%)
Avista Corp.	123,693	2,670,532
Northwest Natural Gas Co.	40,493	1,823,805
Unisource Energy Corp.	79,227	2,550,317
Other Securities	225,107	4,381,999
		11,426,653
TOTAL COMMON STOCKS (Cost: $183,653,309) 95.3%		195,690,404
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	425,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.2%		$425,500

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25%	07/15/10	$1,890,000	$0
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.0%					0
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.2%)
Abbott Laboratories†	A-1+	0.05	01/04/10	3,500,000	3,499,985
Toyota Motor Credit Corp.	A-1+	0.04	01/06/10	5,200,000	5,199,972
					8,699,957
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,699,957) 4.2%					8,699,957
TOTAL INVESTMENTS (Cost: $194,668,766) 99.7%					204,815,861
OTHER NET ASSETS 0.3%					568,553
NET ASSETS 100.0%					$205,384,414

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
California Pizza Kitchen, Inc.*	162,973	$2,191,987
Deckers Outdoor Corp.*	30,017	3,053,329
G-III Apparel Group Ltd.*	94,106	2,039,277
Grand Canyon Education, Inc.*	94,292	1,792,491
Gymboree Corp.*	48,163	2,094,609
OfficeMax, Inc.*	284,150	3,605,864
P.F. Chang's China Bistro, Inc.*	40,853	1,548,737
Shutterfly, Inc.*	98,631	1,756,618
Tupperware Brands Corp.	64,272	2,993,147
Other Securities	594,814	5,233,666
		26,309,725
CONSUMER STAPLES (2.7%)
Chattem, Inc.*	17,068	1,592,444
Pantry, Inc.*	122,100	1,659,339
Other Securities	183,556	1,888,899
		5,140,682
ENERGY (6.6%)
Brigham Exploration Co.*	317,822	4,306,487
Carrizo Oil and Gas, Inc.*	70,669	1,872,022
McMoRan Exploration Co.*	295,720	2,371,674
T-3 Energy Services, Inc.*	61,476	1,567,638
Other Securities	78,363	2,690,322
		12,808,143
FINANCIALS (6.2%)
iShares Russell 2000 Growth Index Fund	51,050	3,474,974
Senior Housing Pptys. Trust	72,836	1,592,923
Stifel Financial Corp.*	33,203	1,966,946
Other Securities	202,269	4,940,156
		11,974,999
HEALTH CARE (21.3%)
Abiomed, Inc.*	214,271	1,872,729
Almost Family, Inc.*	47,619	1,882,379
Alphatec Hldgs., Inc.*	330,995	1,767,513
Enzon Pharmaceuticals, Inc.*	311,998	3,285,339
Exelixis, Inc.*	239,372	1,764,172
Genoptix, Inc.*	51,414	1,826,739
Human Genome Sciences, Inc.*	68,415	2,093,499
Magellan Health Svcs., Inc.*	80,965	3,297,704
MedAssets, Inc.*	88,391	1,874,773

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Neogen Corp.*	100,566	$2,374,363
Steris Corp.	77,339	2,163,172
Other Securities	1,081,168	17,245,790
		41,448,172
INDUSTRIALS (12.1%)
Genesee & Wyoming, Inc. Cl A*	49,431	1,613,428
Graham Corp.	96,932	2,006,492
Sun Hydraulics Corp.	72,451	1,901,839
Teledyne Technologies, Inc.*	51,198	1,963,955
Other Securities	951,364	15,937,971
		23,423,685
INFORMATION TECHNOLOGY (29.0%)
Ceragon Networks Ltd.*	159,192	1,868,914
Commvault Systems, Inc.*	70,341	1,666,378
DemandTec, Inc.*	199,352	1,748,317
Global Cash Access Hldgs., Inc.*	290,020	2,172,250
Informatica Corp.*	77,409	2,001,797
Microsemi Corp.*	96,813	1,718,431
Monolithic Power Systems, Inc.*	64,866	1,554,838
Parametric Technology Corp.*	143,113	2,338,466
Plexus Corp.*	80,151	2,284,304
Semtech Corp.*	95,282	1,620,747
Sourcefire, Inc.*	111,799	2,990,623
Super Micro Computer, Inc.*	141,348	1,571,790
Websense, Inc.*	106,588	1,861,026
Other Securities	2,309,861	30,979,674
		56,377,555
MATERIALS (4.5%)
NewMarket Corp.	15,729	1,805,217
Other Securities	884,976	6,955,765
		8,760,982
TELECOMMUNICATION SERVICES (2.0%)
Consolidated Comms. Hldgs., Inc.	115,830	2,027,025
Syniverse Hldgs., Inc.*	101,229	1,769,483
		3,796,508
UTILITIES (0.8%)
Other Securities	69,526	1,501,066
TOTAL COMMON STOCKS (Cost: $164,268,237) 98.8%		$191,541,517

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.8%)
Abbott Laboratories†	A-1+	0.05%	01/04/10	$1,600,000	$1,599,993
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,599,993) 0.8%					1,599,993
TOTAL INVESTMENTS (Cost: $165,868,230) 99.6%					193,141,510
OTHER NET ASSETS 0.4%					754,586
NET ASSETS 100.0%					$193,896,096

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.3%)
CBS Corp. Cl B	28,910	$406,186
Polo Ralph Lauren Corp.	6,287	509,121
V.F. Corp.	9,831	720,022
Other Securities	105,850	2,683,641
		4,318,970
CONSUMER STAPLES (5.8%)
J.M. Smucker Co.	6,705	414,034
Vector Group Ltd.	39,702	555,828
Other Securities	52,672	1,455,727
		2,425,589
ENERGY (8.9%)
Arch Coal, Inc.	17,840	396,940
Noble Energy, Inc.	8,310	591,838
Pride International, Inc.*	15,300	488,223
Range Resources Corp.	14,211	708,418
Other Securities	68,252	1,537,668
		3,723,087
FINANCIALS (22.6%)
American Financial Group, Inc.	22,287	556,061
Ameriprise Financial, Inc.	15,376	596,896
Aon Corp.	12,975	497,462
BOK Financial Corp.	11,721	556,982
Equity Residential	16,783	566,930
Host Hotels & Resorts, Inc.*	34,058	397,457
People's United Financial, Inc.	40,023	668,384
ProLogis	32,068	439,011
Public Storage	5,050	411,323
StanCorp Financial Group, Inc.	12,752	510,335
Vornado Realty Trust	9,723	680,036
Other Securities	207,362	3,631,839
		9,512,716
HEALTH CARE (5.6%)
AmerisourceBergen Corp.	17,434	454,504
CIGNA Corp.	11,344	400,103
Hospira, Inc.*	9,214	469,914
Mettler-Toledo Int'l., Inc.*	4,944	519,071
Other Securities	13,350	502,706
		2,346,298

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (10.4%)
Alliant TechSystems, Inc.*	4,777	$421,666
Donnelley (R.R.) & Sons Co.	21,092	469,719
Joy Global, Inc.	8,110	418,395
Kirby Corp.*	13,650	475,430
Precision Castparts Corp.	5,791	639,037
Other Securities	59,939	1,947,552
		4,371,799
INFORMATION TECHNOLOGY (7.1%)
SAIC, Inc.*	20,560	389,406
Sybase, Inc.*	12,501	542,543
Teradata Corp.*	12,406	389,921
Other Securities	111,264	1,644,771
		2,966,641
MATERIALS (10.5%)
Agnico-Eagle Mines Ltd.	7,257	391,878
Crown Hldgs., Inc.*	51,378	1,314,244
Cytec Industries, Inc.	13,332	485,551
Eastman Chemical Co.	7,251	436,800
Lubrizol Corp.	8,662	631,893
Sonoco Products Co.	21,391	625,687
Other Securities	16,741	520,214
		4,406,267
TELECOMMUNICATION SERVICES (2.1%)
CenturyTel, Inc.	13,901	503,355
Other Securities	35,050	385,200
		888,555
UTILITIES (11.1%)
American Electric Power Co., Inc.	16,061	558,762
Edison International	18,275	635,605
Energen Corp.	13,697	641,020
Entergy Corp.	6,208	508,063
Pepco Hldgs., Inc.	25,532	430,214
PG&E Corp.	14,078	628,583
PPL Corp.	12,669	409,335
Sempra Energy	9,843	551,011
Other Securities	5,940	309,415
		4,672,008
TOTAL COMMON STOCKS (Cost: $41,586,532) 94.4%		$39,631,930

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.4%)
Abbott Laboratories†	A-1+	0.05%	01/04/10	$670,000	$669,997
Nestle Capital Corp.†	A-1+	0.08	02/02/10	1,000,000	999,929
Toyota Motor Credit Corp.	A-1+	0.04	01/06/10	600,000	599,997
					2,269,923
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,269,923) 5.4%					2,269,923
TOTAL INVESTMENTS (Cost: $43,856,455) 99.8%					41,901,853
OTHER NET ASSETS 0.2%					70,743
NET ASSETS 100.0%					$41,972,596

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (13.3%)
Advance Auto Parts, Inc.	37,346	$1,511,766
BorgWarner, Inc.	46,303	1,538,186
CarMax, Inc.*	85,187	2,065,785
Dollar Tree, Inc.*	34,791	1,680,405
NVR, Inc.*	2,380	1,691,490
Urban Outfitters, Inc.*	51,621	1,806,219
Other Securities	1,774,412	39,775,442
		50,069,293
CONSUMER STAPLES (3.8%)
Church & Dwight Co., Inc.	28,051	1,695,683
Energizer Hldgs., Inc.*	27,370	1,677,234
Other Securities	327,471	10,947,900
		14,320,817
ENERGY (6.4%)
Cimarex Energy Co.	32,635	1,728,676
Helmerich & Payne, Inc.	41,291	1,646,685
Newfield Exploration Co.*	51,038	2,461,568
Plains Exploration & Production Co.*	55,405	1,532,502
Pride International, Inc.*	68,397	2,182,548
Other Securities	610,447	14,639,313
		24,191,292
FINANCIALS (18.2%)
AMB Property Corp.	59,073	1,509,315
Everest Re Group Ltd.	23,877	2,045,781
Federal Realty Investment Trust	23,869	1,616,409
Liberty Property Trust	44,544	1,425,853
Nationwide Health Pptys., Inc.	45,110	1,586,970
New York Community Bancorp, Inc.	163,888	2,378,015
SL Green Realty Corp	31,103	1,562,615
Other Securities	2,589,686	56,296,952
		68,421,910
HEALTH CARE (11.5%)
Beckman Coulter, Inc.	28,139	1,841,416
Cerner Corp.*	26,569	2,190,348
Edwards Lifesciences Corp.*	22,459	1,950,564
Hologic, Inc.*	101,729	1,475,071
ResMed, Inc.*	29,576	1,545,938
Schein (Henry), Inc.*	35,538	1,869,299

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Vertex Pharmaceuticals, Inc.*	74,974	$3,212,641
Other Securities	958,109	29,416,786
		43,502,063
INDUSTRIALS (13.8%)
AMETEK, Inc.	42,179	1,612,925
Bucyrus International, Inc.	30,599	1,724,866
Joy Global, Inc.	40,571	2,093,058
Manpower, Inc.	31,002	1,692,089
URS Corp.*	33,123	1,474,636
Other Securities	1,534,684	43,482,636
		52,080,210
INFORMATION TECHNOLOGY (14.4%)
ANSYS, Inc.*	34,541	1,501,152
Avnet, Inc.*	59,628	1,798,380
Cree, Inc.*	40,870	2,303,842
Equinix, Inc.*	15,381	1,632,693
F5 Networks, Inc.*	31,502	1,668,976
Global Payments, Inc.	31,927	1,719,588
Lam Research Corp.*	50,407	1,976,458
Lender Processing Svcs., Inc.	38,335	1,558,701
Other Securities	2,235,216	40,219,746
		54,379,536
MATERIALS (6.0%)
Lubrizol Corp.	27,553	2,009,991
Martin Marietta Materials, Inc.	17,322	1,548,760
Steel Dynamics, Inc.	85,101	1,507,990
Other Securities	650,120	17,640,081
		22,706,822
TELECOMMUNICATION SERVICES (0.8%)
Other Securities	200,619	2,965,842
UTILITIES (6.4%)
MDU Resources Group	74,441	1,756,808
National Fuel Gas Co.	31,706	1,585,300
NSTAR	42,324	1,557,523
Oneok, Inc.	41,551	1,851,928
Other Securities	885,681	17,198,220
		23,949,779
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $355,426,297) 94.6%		$356,587,564

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.05 - 0.10%	02/11/10 - 05/06/10	$2,400,000	$2,399,730
COMMERCIAL PAPER (4.7%)
Abbott Laboratories†	A-1+	0.05	01/04/10	9,500,000	9,499,961
Toyota Motor Credit Corp.	A-1+	0.04 - 0.06	01/05/10 - 01/06/10	8,000,000	7,999,949
					17,499,910
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $19,899,640) 5.3%					19,899,640
TEMPORARY CASH INVESTMENTS (2) (Cost: $187,800) 0.0% (3)					187,800
TOTAL INVESTMENTS (Cost: $375,513,737) 99.9%					376,675,004
OTHER NET ASSETS 0.1%					527,476
NET ASSETS 100.0%					$377,202,480

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
FINANCIALS (99.5%)
iShares MSCI EAFE Growth Index Fund	53,300	$2,937,896
iShares MSCI EAFE Index Fund	59,600	3,295,880
iShares MSCI EAFE Value Index Fund	58,300	2,934,822
Vanguard Europe Pacific ETF	481,500	16,467,300
Vanguard European ETF	101,600	4,925,568
Vanguard Pacific ETF	46,000	2,360,720
		32,922,186
TOTAL COMMON STOCKS (Cost: $31,586,350) 99.5%		$32,922,186

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (7.3%)
Abbott Laboratories†	A-1+	0.05%	01/04/10	$1,400,000	$1,399,994
Washington Gas Light Co.	A-1	0.05	01/04/10	1,000,000	999,996
					2,399,990
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,399,990) 7.3%					2,399,990
TOTAL INVESTMENTS (Cost: $33,986,340) 106.8%					35,322,176
OTHER NET ASSETS -6.8%					(2,233,679)
NET ASSETS 100.0%					$33,088,497

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.9%)
Amazon.com, Inc.*	8,442	$1,135,618
Disney (Walt) Co.	31,123	1,003,717
Home Depot, Inc.	11,123	321,788
Johnson Controls, Inc.	32,747	892,028
McDonald's Corp.	25,993	1,623,003
V.F. Corp.	11,744	860,131
Other Securities	118,521	3,938,792
		9,775,077
CONSUMER STAPLES (6.2%)
General Mills, Inc.	17,113	1,211,772
PepsiCo, Inc.	29,652	1,802,842
Proctor & Gamble Co.	28,247	1,712,616
Wal-Mart Stores, Inc.	37,193	1,987,966
Other Securities	121,730	3,551,308
		10,266,504
ENERGY (7.3%)
Chevron Corp.	19,139	1,473,512
Exxon Mobil Corp.	55,652	3,794,907
Halliburton Co.	32,211	969,229
Occidental Petroleum Corp.	15,836	1,288,259
Schlumberger Ltd.	13,377	870,709
Other Securities	78,233	3,767,828
		12,164,444
FINANCIALS (8.0%)
Bank of America Corp.	108,160	1,628,890
CME Group, Inc.	3,134	1,052,867
Goldman Sachs Group, Inc.	7,785	1,314,419
JPMorgan Chase & Co.	42,293	1,762,349
Wells Fargo & Co.	54,842	1,480,186
Other Securities	386,029	6,086,048
		13,324,759
HEALTH CARE (7.8%)
Abbott Laboratories	40,004	2,159,816
Baxter International, Inc.	18,987	1,114,157
Celgene Corp.*	15,562	866,492

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Gilead Sciences, Inc.*	31,247	$1,352,370
Johnson & Johnson	44,903	2,892,202
Merck & Co., Inc.	23,692	865,706
Other Securities	82,741	3,648,856
		12,899,599
INDUSTRIALS (5.7%)
Boeing Co.	21,800	1,180,034
CSX Corp.	13,238	641,911
General Electric Co.	125,931	1,905,336
United Technologies Corp.	16,004	1,110,838
Other Securities	125,056	4,667,609
		9,505,728
INFORMATION TECHNOLOGY (11.9%)
Apple, Inc.*	12,812	2,701,538
Cisco Systems, Inc.*	73,851	1,767,993
Google, Inc.*	2,820	1,748,344
Hewlett-Packard Co.	34,248	1,764,114
Int'l. Business Machines Corp.	15,717	2,057,355
Microsoft Corp.	74,184	2,261,870
Oracle Corp.	55,783	1,368,915
QUALCOMM, Inc.	25,168	1,164,272
Other Securities	198,126	4,997,499
		19,831,900
MATERIALS (2.1%)
Other Securities	65,753	3,421,564
TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	53,078	1,487,776
Other Securities	69,547	1,249,958
		2,737,734
UTILITIES (2.0%)
Other Securities	72,855	3,334,888
TOTAL COMMON STOCKS (Cost: $93,026,736) 58.6%		$97,262,197

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.9%)
U.S. Treasury Note	AAA	2.38 - 3.25%	10/31/14 - 05/15/19	$6,500,000	$6,257,416
U.S. Treasury Strip	AAA	0.00	11/15/21	8,900,000	5,224,242
					11,481,658
U.S. GOVERNMENT AGENCIES (12.7%)
MORTGAGE-BACKED OBLIGATIONS (12.7%)
FHARM	AAA	4.64 - 5.79	02/01/36 - 09/01/39	2,032,747	2,143,216
FHLMC	AAA	5.00 - 6.00	10/01/18 - 03/15/32	970,897	1,026,467
FNMA	AAA	4.00 - 8.00	09/01/16 - 12/25/49	16,315,158	17,113,255
Other Securities				878,907	915,509
					21,198,447
CORPORATE DEBT (17.9%)
CONSUMER DISCRETIONARY (2.4%)
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	523,430
Johnson Controls, Inc.	BBB	4.88	09/15/13	500,000	514,278
Other Securities				3,138,068	2,967,697
					4,005,405

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER STAPLES (0.8%)
Other Securities				$1,250,000	$1,327,504
ENERGY (4.0%)
Noble Corp.	A-	7.50%	03/15/19	800,000	936,843
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,784,999
Other Securities				2,850,000	2,879,153
					6,600,995
FINANCIALS (5.8%)
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,355,621
GMAC LLC	CCC	0.00	12/01/12	2,500,000	1,868,750
Other Securities				6,397,000	6,394,422
					9,618,793
HEALTH CARE (0.8%)
Other Securities				1,250,000	1,336,003
INDUSTRIALS (1.1%)
CSX Corp.	BBB-	6.25	04/01/15	250,000	275,363
Other Securities				1,500,000	1,522,220
					1,797,583
INFORMATION TECHNOLOGY (0.3%)
Other Securities				500,000	524,664
MATERIALS (1.3%)
PolyOne Corp.	B-	7.50	12/15/15	1,000,000	895,000
Other Securities				1,228,000	1,312,470
					2,207,470
UTILITIES (1.4%)
Other Securities				2,250,000	2,339,148
TOTAL LONG-TERM DEBT SECURITIES (Cost: $61,286,708) 37.5%					62,437,670
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	AAA	0.10	02/17/10	100,000	99,987
COMMERCIAL PAPER (3.3%)
Abbott Laboratories†	A-1+	0.05	01/04/10	3,400,000	3,399,986
Toyota Motor Credit Corp.	A-1+	0.17	02/16/10	2,000,000	1,999,566
					5,399,552
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,499,539) 3.4%					5,499,539
TEMPORARY CASH INVESTMENTS (2) (Cost: $110,300) 0.1%					110,300
TOTAL INVESTMENTS (Cost: $159,923,283) 99.6%					165,309,706
OTHER NET ASSETS 0.4%					671,390
NET ASSETS 100.0%					$165,981,096

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.9%)	2,039,225	$2,643,945
Equity Index Fund (20.2%)	971,078	1,783,243
Mid-Cap Equity Index Fund (5.1%)	362,796	449,831
Mid-Term Bond Fund (37.8%)	3,363,839	3,347,029
Money Market Fund (7.0%)	514,249	620,396
TOTAL INVESTMENTS (Cost: $8,401,052) 100.0%		8,844,444
OTHER NET ASSETS		—
NET ASSETS 100.0%		$8,844,444

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.8%)	2,801,085	$3,631,730
Equity Index Fund (25.2%)	2,001,654	3,675,742
International Fund (4.0%)	865,882	582,055
Mid-Cap Equity Index Fund (14.2%)	1,675,228	2,077,113
Mid-Term Bond Fund (26.8%)	3,939,725	3,920,038
Money Market Fund (5.0%)	605,543	730,534
TOTAL INVESTMENTS (Cost: $13,644,973) 100.0%		14,617,212
OTHER NET ASSETS		—
NET ASSETS 100.0%		$14,617,212

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.8%)	8,435,967	$10,937,602
Equity Index Fund (30.2%)	7,232,190	13,280,854
International Fund (8.0%)	5,214,309	3,505,116
Mid-Cap Equity Index Fund (11.1%)	3,961,948	4,912,415
Mid-Term Bond Fund (17.9%)	7,910,124	7,870,597
Money Market Fund (4.0%)	1,458,887	1,760,016
Small Cap Growth Fund (2.0%)	1,007,704	900,360
Small Cap Value Fund (2.0%)	933,257	892,274
TOTAL INVESTMENTS (Cost: $41,068,911) 100.0%		44,059,234
OTHER NET ASSETS		—
NET ASSETS 100.0%		$44,059,234

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	9,118,628	$11,822,703
Equity Index Fund (35.1%)	9,502,717	17,450,343
International Fund (8.9%)	6,606,764	4,441,139
Mid-Cap Equity Index Fund (11.2%)	4,461,472	5,531,775
Mid-Term Bond Fund (12.9%)	6,432,557	6,400,414
Small Cap Growth Fund (4.1%)	2,269,429	2,027,683
Small Cap Value Fund (4.0%)	2,101,694	2,009,400
TOTAL INVESTMENTS (Cost: $47,345,320) 100.0%		49,683,457
OTHER NET ASSETS		—
NET ASSETS 100.0%		$49,683,457

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.8%)	6,408,543	$8,308,958
Equity Index Fund (40.1%)	9,160,790	16,822,444
International Fund (8.9%)	5,572,581	3,745,950
Mid-Cap Equity Index Fund (15.2%)	5,131,398	6,362,416
Mid-Term Bond Fund (5.9%)	2,503,830	2,491,319
Small Cap Growth Fund (5.1%)	2,392,730	2,137,849
Small Cap Value Fund (5.0%)	2,215,831	2,118,524
TOTAL INVESTMENTS (Cost: $39,280,703) 100.0%		41,987,460
OTHER NET ASSETS		—
NET ASSETS 100.0%		$41,987,460

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.8%)	5,295,291	$6,865,578
Equity Index Fund (40.0%)	7,569,448	13,900,180
International Fund (9.9%)	5,116,697	3,439,500
Mid-Cap Equity Index Fund (18.2%)	5,087,510	6,307,998
Small Cap Growth Fund (6.1%)	2,372,203	2,119,508
Small Cap Value Fund (6.0%)	2,196,836	2,100,364
TOTAL INVESTMENTS (Cost: $32,279,136) 100.0%		34,733,128
OTHER NET ASSETS		—
NET ASSETS 100.0%		$34,733,128

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.8%)	2,669,320	$3,460,891
Equity Index Fund (40.0%)	5,871,685	10,782,487
International Fund (11.9%)	4,763,050	3,201,774
Mid-Cap Equity Index Fund (21.2%)	4,604,418	5,709,014
Small Cap Growth Fund (7.1%)	2,147,088	1,918,374
Small Cap Value Fund (7.0%)	1,988,181	1,900,872
TOTAL INVESTMENTS (Cost: $25,039,085) 100.0%		26,973,412
OTHER NET ASSETS		—
NET ASSETS 100.0%		$26,973,412

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.9%)	1,888,404	$2,448,399
Equity Index Fund (35.0%)	4,294,849	7,886,858
International Fund (13.8%)	4,644,674	3,122,201
Mid-Cap Equity Index Fund (24.2%)	4,398,191	5,453,313
Small Cap Growth Fund (8.1%)	2,050,758	1,832,305
Small Cap Value Fund (8.0%)	1,899,183	1,815,783
TOTAL INVESTMENTS (Cost: $20,691,871) 100.0%		22,558,859
OTHER NET ASSETS		—
NET ASSETS 100.0%		$22,558,859

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.9%)	1,900,376	$2,463,922
Equity Index Fund (34.9%)	4,754,751	8,731,402
International Fund (14.8%)	5,509,725	3,703,698
Mid-Cap Equity Index Fund (20.1%)	4,057,908	5,031,396
Small Cap Growth Fund (10.2%)	2,838,260	2,535,920
Small Cap Value Fund (10.1%)	2,628,323	2,512,903
TOTAL INVESTMENTS (Cost: $22,527,148) 100.0%		24,979,241
OTHER NET ASSETS		—
NET ASSETS 100.0%		$24,979,241

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.1%)	8,851,178	$11,475,942
Equity Index Fund (24.8%)	5,145,751	9,449,416
Mid-Term Bond Fund (45.1%)	17,281,886	17,195,529
TOTAL INVESTMENTS (Cost: $37,316,969) 100.0%		38,120,887
OTHER NET ASSETS		—
NET ASSETS 100.0%		$38,120,887

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	29,194,486	$37,851,935
Equity Index Fund (34.9%)	23,762,814	43,636,914
Mid-Cap Equity Index Fund (14.8%)	14,992,661	18,589,386
Mid-Term Bond Fund (20.1%)	25,334,574	25,207,977
TOTAL INVESTMENTS (Cost: $126,670,992) 100.0%		125,286,212
OTHER NET ASSETS		—
NET ASSETS 100.0%		$125,286,212

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.3%)	22,713,477	$29,449,022
Equity Index Fund (44.8%)	28,525,277	52,382,478
Mid-Cap Equity Index Fund (19.9%)	18,664,311	23,141,861
Small Cap Growth Fund (5.0%)	6,495,263	5,803,368
Small Cap Value Fund (5.0%)	6,058,226	5,792,185
TOTAL INVESTMENTS (Cost: $124,430,837) 100.0%		116,568,914
OTHER NET ASSETS		—
NET ASSETS 100.0%		$116,568,914

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (59.2%)
FHLB	AAA	0.02%	02/05/10	$4,200,000	$4,199,918
FHLB	AAA	0.09	01/27/10	8,127,000	8,127,020
FHLB	AAA	0.10	01/13/10	400,000	399,987
FHLB	AAA	0.10	01/20/10	690,000	689,992
FHLB	AAA	0.10	02/08/10	150,000	149,998
FHLB	AAA	0.10	02/12/10	2,200,000	2,199,757
FHLB	AAA	0.10	02/16/10	500,000	499,936
FHLB	AAA	0.10	02/17/10	400,000	399,948
FHLB	AAA	0.10	03/04/10	800,000	799,915
FHLB	AAA	0.10	03/05/10	800,000	799,941
FHLB	AAA	0.10	03/10/10	650,000	649,843
FHLB	AAA	0.10	03/17/10	9,242,000	9,240,732
FHLB	AAA	0.15	03/02/10	500,000	499,896
FHLMC	AAA	0.01	01/25/10	2,250,000	2,249,985
FHLMC	AAA	0.09	01/06/10	800,000	799,990
FHLMC	AAA	0.09	01/25/10	1,500,000	1,499,972
FHLMC	AAA	0.10	01/21/10	130,000	129,993
FHLMC	AAA	0.10	01/29/10	525,000	524,959
FHLMC	AAA	0.10	03/02/10	2,172,000	2,171,890
FHLMC	AAA	0.10	03/05/10	810,000	809,912
FHLMC	AAA	0.10	03/15/10	700,000	699,883
FHLMC	AAA	0.10	03/17/10	1,825,000	1,824,727
FHLMC	AAA	0.11	03/15/10	1,415,000	1,414,764
FHLMC	AAA	0.15	03/16/10	1,150,000	1,149,842
FHLMC	AAA	0.15	03/17/10	740,000	739,890
FNMA	AAA	0.09	01/20/10	1,100,000	1,099,984
FNMA	AAA	0.10	01/04/10	380,000	379,997
FNMA	AAA	0.10	01/06/10	600,000	599,992
FNMA	AAA	0.10	01/19/10	2,700,000	2,699,865
FNMA	AAA	0.10	01/20/10	315,000	314,983
FNMA	AAA	0.10	01/29/10	500,000	499,961
FNMA	AAA	0.10	02/01/10	110,000	110,129
FNMA	AAA	0.10	02/03/10	135,000	134,995
FNMA	AAA	0.10	02/10/10	285,000	284,989
FNMA	AAA	0.10	03/10/10	13,564,000	13,561,889
FNMA	AAA	0.10	03/17/10	400,000	399,943
FNMA	AAA	0.12	03/10/10	7,539,000	7,537,758
					70,297,175
COMMERCIAL PAPER (40.8%)
Abbott Laboratories†	A-1+	0.08	01/25/10	1,600,000	1,599,917
Abbott Laboratories†	A-1+	0.10	01/26/10	500,000	499,965
Abbott Laboratories†	A-1+	0.10	02/01/10	300,000	299,974
Abbott Laboratories†	A-1+	0.11	02/08/10	300,000	299,968
Abbott Laboratories†	A-1+	0.11	03/01/10	400,000	399,945
Becton, Dickinson & Co.	A-1+	0.11	01/25/10	3,100,000	3,099,773
Chevron Funding Corp.	A-1+	0.03	01/07/10	3,100,000	3,099,985
Coca-Cola Co.†	A-1	0.11	01/13/10	840,000	839,969

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES: (CONTINUED)
COMMERCIAL PAPER (CONTINUED)
Coca-Cola Co.†	A-1	0.10%	01/20/10	$500,000	$499,974
Coca-Cola Co.†	A-1	0.12	02/03/10	2,000,000	1,999,844
Danaher Corp	A-1	0.13	01/06/10	3,200,000	3,199,942
Florida Power & Light Co.	A-1	0.11	01/05/10	3,100,000	3,099,962
General Electric Capital Corp.	A-1+	0.02	01/15/10	1,400,000	1,399,989
General Electric Capital Svcs.	A-1+	0.17	02/05/10	1,700,000	1,699,719
Johnson & Johnson†	A-1+	0.09	02/01/10	3,100,000	3,099,852
Madison Gas & Electric	A-1+	0.13	01/15/10	600,000	599,970
Microsoft Corp.†	A-1+	0.09	01/26/10	3,150,000	3,149,823
Nestle Capital Corp.†	A-1+	0.08	02/02/10	3,100,000	3,099,809
NetJets, Inc.†	A-1+	0.12	02/05/10	3,100,000	3,099,639
Novartis Finance Corp.†	A-1+	0.03	01/04/10	3,100,000	3,099,992
NSTAR Electric Co.	A-1	0.11	01/07/10	1,000,000	999,982
Toyota Motor Credit Corp.	A-1+	0.17	02/05/10	500,000	499,917
Toyota Motor Credit Corp.	A-1+	0.18	02/16/10	1,150,000	1,149,740
Toyota Motor Credit Corp.	A-1+	0.15	02/26/10	1,500,000	1,499,650
United Parcel Service, Inc.†	A-1+	0.07	01/04/10	3,000,000	2,999,983
Washington Gas Light Co.	A-1	0.12	01/05/10	2,000,000	1,999,973
Washington Gas Light Co.	A-1	0.12	01/06/10	1,100,000	1,099,982
					48,437,238
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $118,730,752) 100.0%					118,734,413
TOTAL INVESTMENTS (Cost: $118,730,752) 100.0%					118,734,413
OTHER NET ASSETS 0.0% (3)					2,654
NET ASSETS 100.0%					$118,737,067

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (36.8%)
U.S. Treasury Note	AAA	1.00 - 3.25%	12/31/11 - 05/15/19	$61,750,000	$61,469,315
U.S. Treasury Strip	AAA	0.00	08/15/18	35,000,000	24,828,750
					86,298,065
U.S. GOVERNMENT AGENCIES (9.6%)
MORTGAGE-BACKED OBLIGATIONS (1.4%)
FHLMC	AAA	5.00 - 8.50	11/01/10 - 03/15/21	3,132,646	3,272,663
Other Securities				57,383	59,400
					3,332,063
NON-MORTGAGE-BACKED OBLIGATIONS (8.2%)
FFCB	AAA	4.95 - 5.10	08/05/13 - 10/10/14	17,500,000	19,122,738
CORPORATE DEBT (52.5%)
CONSUMER DISCRETIONARY (5.8%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,102,235
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,098,594
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	1,050,412
Mattel, Inc.	BBB-	6.13	06/15/11	1,000,000	1,054,346
Other Securities				9,017,000	9,201,358
					13,506,945
CONSUMER STAPLES (4.3%)
Anheuser-Busch Cos., Inc.	BBB+	4.38 - 4.70	04/15/12 - 01/15/13	1,100,000	1,127,506
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,065,522
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,060,343
Clorox Co.	BBB+	4.20 - 5.00	01/15/10 - 01/15/15	1,050,000	1,103,106
ConAgra Foods, Inc.	BBB	6.75	09/15/11	1,000,000	1,079,674
Hershey Co.	A	4.85 - 5.00	04/01/13 - 08/15/15	1,000,000	1,053,801
Kraft Foods, Inc.	BBB+	5.25 - 5.63	10/01/13 - 11/01/11	1,000,000	1,059,401
Other Securities				2,500,000	2,625,307
					10,174,660
ENERGY (4.8%)
CenterPoint Energy Resources	BBB	7.75 - 7.88	02/15/11 - 04/01/13	1,170,000	1,288,972
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,153,854
Sunoco, Inc.	BBB-	4.88 - 9.63	10/15/14 - 04/15/15	1,000,000	1,098,928
Other Securities				7,500,000	7,729,317
					11,271,071
FINANCIALS (14.8%)
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	1,073,159
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,117,540
General Electric Capital Corp.	AA+	5.00	11/15/11 - 01/08/16	1,500,000	1,561,964
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,072,685
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,083,745
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,054,733
Nat'l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,099,238
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,058,710
Other Securities				25,785,000	25,523,777
					34,645,551
HEALTH CARE (4.7%)
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,088,525

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (CONTINUED)
Cardinal Health, Inc.	BBB+	5.50%	06/15/13	$1,000,000	$1,062,862
Humana, Inc.	BBB-	6.45	06/01/16	1,415,000	1,430,292
McKesson Corp.	BBB+	7.75	02/01/12	1,000,000	1,102,336
UnitedHealth Group, Inc.	A-	5.25 - 5.50	03/15/11 - 11/15/12	1,000,000	1,059,806
Other Securities				4,960,000	5,220,751
					10,964,572
INDUSTRIALS (6.6%)
CSX Corp.	BBB-	6.25	04/01/15	1,000,000	1,101,451
Dun & Bradstreet Corp.	A-	5.50 - 6.00	03/15/11 - 04/01/13	1,500,000	1,550,283
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,157,023
Goodrich Corp.	BBB+	7.63	12/15/12	1,000,000	1,119,799
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,089,067
Ryder System, Inc.	BBB+	6.00 - 7.20	03/01/13 - 09/01/15	1,500,000	1,613,384
Union Pacific Corp.	BBB	4.88 - 6.13	01/15/12 - 01/15/15	1,000,000	1,062,720
Other Securities				6,575,000	6,719,063
					15,412,790
INFORMATION TECHNOLOGY (2.3%)
Xerox Corp.	BBB	6.88	08/15/11	1,000,000	1,068,563
Other Securities				4,155,000	4,401,820
					5,470,383
MATERIALS (2.3%)
Sealed Air Corp.†	BB+	5.63	07/15/13	1,000,000	1,057,362
Vulcan Materials Co.	BBB	6.30	06/15/13	1,000,000	1,069,595
Other Securities				3,143,000	3,311,697
					5,438,654
TELECOMMUNICATION SERVICES (0.9%)
Verizon New England, Inc.	A	6.50	09/15/11	1,000,000	1,065,857
Other Securities				900,000	961,025
					2,026,882
UTILITIES (6.0%)
AGL Capital Corp.	BBB+	6.38 - 7.13	01/14/11 - 07/15/16	1,500,000	1,586,653
Arizona Public Svc. Co.	BBB-	6.38 - 6.50	10/15/11 - 03/01/12	1,000,000	1,072,686
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,280,814
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,055,693
PPL Energy Supply LLC	BBB	5.70 - 6.40	11/01/11 - 10/15/15	1,700,000	1,806,028
Southwest Gas Corp.	NR	8.38	02/15/11	1,000,000	1,065,238
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,054,142
Other Securities				4,050,000	4,230,944
					14,152,198
TOTAL LONG-TERM DEBT SECURITIES (Cost: $226,265,440) 98.9%					231,816,572
TEMPORARY CASH INVESTMENTS (2) (Cost: $261,900) 0.1%					261,900
TOTAL INVESTMENTS (Cost: $226,527,340) 99.0%					232,078,472
OTHER NET ASSETS 1.0%					2,343,976
NET ASSETS 100.0%					$234,422,448

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (20.7%)
U.S. Treasury Bond	AAA	3.50 - 4.25%	02/15/39 - 05/15/39	$40,000,000	$37,048,747
U.S. Treasury Note	AAA	1.00 - 3.25	12/31/11 - 05/15/19	65,000,000	63,898,043
					100,946,790
U.S. GOVERNMENT AGENCIES (35.8%)
MORTGAGE-BACKED OBLIGATIONS (33.6%)
FHARM	AAA	4.64 - 5.79	02/01/36 - 09/01/39	11,418,115	12,027,523
FHLMC	AAA	4.00 - 6.00	10/01/18 - 01/15/35	13,977,403	14,653,668
FNMA	AAA	4.00 - 8.00	09/01/16 - 12/25/49	124,824,147	130,422,767
GNMA (5)	AAA	4.50 - 7.00	02/20/21 - 11/15/39	4,355,701	4,497,706
Vendee Mortgage Trust (5)	AAA	5.25	01/15/32	2,421,102	2,519,459
					164,121,123
NON-MORTGAGE-BACKED OBLIGATIONS (2.2%)
FNMA	AAA	0.00	10/09/19	20,000,000	10,860,000
CORPORATE DEBT (41.5%)
CONSUMER DISCRETIONARY (5.1%)
Fortune Brands, Inc.	BBB-	4.88 - 5.38	12/01/13 - 01/15/16	2,400,000	2,401,881
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	2,093,720
Johnson Controls, Inc.	BBB	4.88	09/15/13	2,500,000	2,571,390
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,080,050
Other Securities				15,954,170	15,595,831
					24,742,872
CONSUMER STAPLES (2.3%)
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,137,902
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,153,664
Kraft Foods, Inc.	BBB+	5.63	11/01/11	2,000,000	2,124,130
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,099,390
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,133,790
Other Securities				500,000	530,844
					11,179,720
ENERGY (5.3%)
CenterPoint Energy Resources	BBB	7.75	02/15/11	2,000,000	2,115,196
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,111,208
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,342,108
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,283,330
Other Securities				10,000,000	10,109,478
					25,961,320
FINANCIALS (15.8%)
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,323,644
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,093,366
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,540,625
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	4,518,735
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,123,174
General Electric Capital Corp.	AA+	5.00	11/15/11	2,000,000	2,112,512
GMAC LLC	CCC	0.00	12/01/12	10,000,000	7,475,000
HCP, Inc.	BBB	4.88 - 5.65	09/15/10 - 12/15/13	4,000,000	4,044,232
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,145,370
JP Morgan Chase Bank NA	A+	6.00	10/01/17	2,000,000	2,141,348
Manufacturers & Traders Tr. Co.	A-	8.00	10/01/10	2,000,000	2,093,824

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
Retail Properties, Inc.†	A-	7.88%	03/15/16	$5,000,000	$5,520,710
Other Securities				38,368,000	38,118,548
					77,251,088
HEALTH CARE (3.3%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	2,156,702
Laboratory Corp. of America	BBB+	5.50 - 5.63	02/01/13 - 12/15/15	2,000,000	2,087,000
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,135,344
Other Securities				9,500,000	9,864,788
					16,243,834
INDUSTRIALS (3.0%)
CSX Corp.	BBB-	6.25	04/01/15	2,000,000	2,202,902
Goodrich Corp.	BBB+	7.63	12/15/12	2,000,000	2,239,598
Precision Castparts Corp.	BBB+	5.60	12/15/13	2,000,000	2,095,382
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,102,482
Other Securities				6,000,000	6,088,876
					14,729,240
INFORMATION TECHNOLOGY (1.0%)
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,098,654
Other Securities				2,500,000	2,564,982
					4,663,636
MATERIALS (2.0%)
Lubrizol Corp.	BBB	5.50	10/01/14	2,000,000	2,129,026
PolyOne Corp.	B-	7.50	12/15/15	3,750,000	3,356,250
Vulcan Materials Co.	BBB	7.00	06/15/18	2,000,000	2,181,370
Other Securities	BBB	7.00	06/15/18	2,000,000	2,104,617
					9,771,263
TELECOMMUNICATION SERVICES (0.9%)
Alltel Corp.	A	7.00	03/15/16	2,000,000	2,256,704
Verizon Florida LLC	A	6.13	01/15/13	2,000,000	2,135,034
					4,391,738
UTILITIES (2.8%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	2,149,766
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,095,844
Progress Energy Enterprise	A-	5.25	12/15/15	2,000,000	2,187,036
Other Securities				6,825,000	6,980,162
					13,412,808
SOVEREIGN DEBT (0.9%)
Sri Lanka AID (5)	NR	6.59	09/15/28	3,899,114	4,240,248
TOTAL LONG-TERM DEBT SECURITIES (Cost: $473,803,756) 98.9%					482,515,680

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.2%)
Abbott Laboratories†	A-1+	0.05%	01/04/10	$900,000	$899,996
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $899,996) 0.2%					899,996
TEMPORARY CASH INVESTMENTS (2) (Cost: $31,100) 0.0% (3)					31,100
TOTAL INVESTMENTS (Cost: $474,734,852) 99.1%					483,446,776
OTHER NET ASSETS 0.9%					4,180,063
NET ASSETS 100.0%					$487,626,839

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES
December 31, 2009

Abbreviations:  FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

***  This security is fair valued in accordance with procedures established by the Funds' Board of Directors.

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate values of these securities, and similar ones included in the Funds' "Other Securities" categories, and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$11,999,832	1.6%
ALL AMERICA FUND	$5,689,992	2.2%
SMALL CAP VALUE FUND	$8,840,310	4.3%
SMALL CAP GROWTH FUND	$1,599,993	0.8%
MID CAP VALUE FUND	$1,669,926	4.0%
MID-CAP EQUITY INDEX FUND	$9,499,961	2.5%
INTERNATIONAL FUND	$1,399,994	4.2%
COMPOSITE FUND	$3,930,780	2.4%
MONEY MARKET FUND	$24,988,654	21.0%
MID-TERM BOND FUND	$6,780,588	2.9%
BOND FUND	$9,585,833	2.0%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2009, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	432	E-mini S&P 500 Stock Index	P	March 2010	$23,991,120	$117,782	3.1%
ALL AMERICA FUND	54	E-mini S&P 500 Stock Index	P	March 2010	$2,998,890	$20,115	1.2%
MID-CAP EQUITY INDEX FUND	268	E-mini S&P MidCap 400 Stock Index	P	March 2010	$19,427,320	$472,990	5.2%

(a)  Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Net Unrealized Appreciaton (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statement of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2009 was 0.15%.

(3)  Percentage is less than 0.05%.

(4)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(5)  U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $734,997,278 All America Fund — $259,134,003 Small Cap Value Fund — $194,668,766 Small Cap Growth Fund — $165,868,230 Mid Cap Value Fund — $43,856,455 Mid-Cap Equity Index Fund — $375,513,737 International Fund $33,986,340 Composite Fund — $159,923,283 Retirement Income Fund — $8,401,052 Retirement 2010 Fund — $13,644,973 Retirement 2015 Fund — $41,068,911 Retirement 2020 Fund — $47,345,320 Retirement 2025 Fund — $39,280,703) (Notes 1 and 3)	$766,931,515	$255,609,861	$204,815,861	$193,141,510	$41,901,853	$376,675,004	$35,322,176
Cash	41,107	12,450	81,467	707,501	6,215	36	729,289
Interest and dividends receivable	1,005,370	314,650	266,804	47,085	64,528	347,992	—
Receivable for securities sold	—	34,482	220,282	—	—	1,042,983	—
TOTAL ASSETS	767,977,992	255,971,443	205,384,414	193,896,096	41,972,596	378,066,015	36,051,465
LIABILITIES:
Payable for securities purchased	96,709	19,296	—	—	—	616,975	2,676,127
Payable for daily variation margin on future contracts	246,240	30,780	—	—	—	246,560	—
Other Liabilities	—	—	—	—	—	—	286,841
TOTAL LIABILITIES	342,949	50,076	—	—	—	863,535	2,962,968
NET ASSETS	$767,635,043	$255,921,367	$205,384,414	$193,896,096	$41,972,596	$377,202,480	$33,088,497
NUMBER OF SHARES OUTSTANDING (Note 4)	418,006,160	180,351,927	214,817,947	217,012,966	42,960,517	304,220,329	49,223,378
NET ASSET VALUES, offering and redemption price per share	$1.84	$1.42	$0.96	$0.89	$0.98	$1.24	$0.67
COMPONENTS OF NET ASSETS:
Paid-in capital	$750,933,371	$287,855,530	$235,997,007	$211,493,385	$46,252,590	$375,627,383	$32,536,901
Accumulated undistributed net investment income (loss)	1,999,957	3,215,664	—	—	—	565,311	—
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(17,350,304)	(31,645,800)	(40,759,688)	(44,870,569)	(2,325,392)	(624,471)	(784,240)
Net unrealized appreciation (depreciation) of investments and futures contracts	32,052,019	(3,504,027)	10,147,095	27,273,280	(1,954,602)	1,634,257	1,335,836
NET ASSETS	$767,635,043	$255,921,367	$205,384,414	$193,896,096	$41,972,596	$377,202,480	$33,088,497

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $734,997,278 All America Fund — $259,134,003 Small Cap Value Fund — $194,668,766 Small Cap Growth Fund — $165,868,230 Mid Cap Value Fund — $43,856,455 Mid-Cap Equity Index Fund — $375,513,737 International Fund $33,986,340 Composite Fund — $159,923,283 Retirement Income Fund — $8,401,052 Retirement 2010 Fund — $13,644,973 Retirement 2015 Fund — $41,068,911 Retirement 2020 Fund — $47,345,320 Retirement 2025 Fund — $39,280,703) (Notes 1 and 3)	$165,309,706	$8,844,444	$14,617,212	$44,059,234	$49,683,457	$41,987,460
Cash	45,384	—	—	—	—	—
Interest and dividends receivable	619,224	—	—	—	—	—
Receivable for securities sold	6,782	—	—	—	—	—
TOTAL ASSETS	165,981,096	8,844,444	14,617,212	44,059,234	49,683,457	41,987,460
LIABILITIES:
Payable for securities purchased	—	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—	—
Other Liabilities	—	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—	—
NET ASSETS	$165,981,096	$8,844,444	$14,617,212	$44,059,234	$49,683,457	$41,987,460
NUMBER OF SHARES OUTSTANDING (Note 4)	119,708,439	9,122,224	16,871,361	52,963,259	62,378,472	53,840,361
NET ASSET VALUES, offering and redemption price per share	$1.39	$0.97	$0.87	$0.83	$0.80	$0.78
COMPONENTS OF NET ASSETS:
Paid-in capital	$196,091,567	$8,379,536	$14,595,002	$43,274,423	$49,068,427	$40,068,998
Accumulated undistributed net investment income (loss)	4,166,967	261,549	—	—	—	—
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(39,663,861)	(240,033)	(950,029)	(2,205,512)	(1,723,107)	(788,295)
Net unrealized appreciation (depreciation) of investments and futures contracts	5,386,423	443,392	972,239	2,990,323	2,338,137	2,706,757
NET ASSETS	$165,981,096	$8,844,444	$14,617,212	$44,059,234	$49,683,457	$41,987,460

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2009

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
ASSETS:
Investments at market value (Cost: Retirement 2030 Fund — $32,279,136 Retirement 2035 Fund — $25,039,085 Retirement 2040 Fund — $20,691,871 Retirement 2045 Fund — $22,527,148 Conservative Allocation Fund — $37,316,969 Moderate Allocation Fund — $126,670,992 Aggressive Allocation Fund — $124,430,837 Money Market Fund — $118,730,752 Mid-Term Bond Fund — $226,527,340 Bond Fund — $474,734,852) (Notes 1 and 3)	$34,733,128	$26,973,412	$22,558,859	$24,979,241	$38,120,887
Cash	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—
TOTAL ASSETS	34,733,128	26,973,412	22,558,859	24,979,241	38,120,887
LIABILITIES:
Payable for securities purchased	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—
Other Liabilities	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—
NET ASSETS	$34,733,128	$26,973,412	$22,558,859	$24,979,241	$38,120,887
NUMBER OF SHARES OUTSTANDING (Note 4)	45,047,756	35,870,616	30,313,753	33,773,391	38,492,999
NET ASSET VALUES, offering and redemption price per share	$0.77	$0.75	$0.74	$0.74	$0.99
COMPONENTS OF NET ASSETS:
Paid-in capital	$33,068,019	$25,505,648	$21,004,461	$22,893,560	$38,767,190
Accumulated undistributed net investment income (loss)	—	—	—	—	1,382
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(788,883)	(466,563)	(312,591)	(366,412)	(1,451,602)
Net unrealized appreciation (depreciation) of investments and futures contracts	2,453,992	1,934,327	1,866,989	2,452,093	803,917
NET ASSETS	$34,733,128	$26,973,412	$22,558,859	$24,979,241	$38,120,887

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
ASSETS:
Investments at market value (Cost: Retirement 2030 Fund — $32,279,136 Retirement 2035 Fund — $25,039,085 Retirement 2040 Fund — $20,691,871 Retirement 2045 Fund — $22,527,148 Conservative Allocation Fund — $37,316,969 Moderate Allocation Fund — $126,670,992 Aggressive Allocation Fund — $124,430,837 Money Market Fund — $118,730,752 Mid-Term Bond Fund — $226,527,340 Bond Fund — $474,734,852) (Notes 1 and 3)	$125,286,212	$116,568,914	$118,734,413	$232,078,472	$483,446,776
Cash	—	—	2,654	31	181,203
Interest and dividends receivable	—	—	—	2,343,780	3,925,469
Receivable for securities sold	—	—	—	165	73,391
TOTAL ASSETS	125,286,212	116,568,914	118,737,067	234,422,448	487,626,839
LIABILITIES:
Payable for securities purchased	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—
Other Liabilities	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—
NET ASSETS	$125,286,212	$116,568,914	$118,737,067	$234,422,448	$487,626,839
NUMBER OF SHARES OUTSTANDING (Note 4)	121,209,452	109,796,967	98,421,821	235,599,737	376,097,392
NET ASSET VALUES, offering and redemption price per share	$1.03	$1.06	$1.21	$1.00	$1.30
COMPONENTS OF NET ASSETS:
Paid-in capital	$131,792,894	$128,720,129	$118,735,648	$228,891,205	$505,909,110
Accumulated undistributed net investment income (loss)	—	323,630	—	(19,889)	162,638
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(5,121,902)	(4,612,922)	(2,242)	—	(27,156,833)
Net unrealized appreciation (depreciation) of investments and futures contracts	(1,384,780)	(7,861,923)	3,661	5,551,132	8,711,924
NET ASSETS	$125,286,212	$116,568,914	$118,737,067	$234,422,448	$487,626,839

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2009

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$13,820,768	$4,549,464	$3,750,170	$1,049,942	$768,331	$4,879,479	$765,243
Interest	49,047	13,068	12,775	9,784	2,527	31,792	3
Total income	13,869,815	4,562,532	3,762,945	1,059,726	770,858	4,911,271	765,246
EXPENSES:
Investment advisory fees (Note 2)	465,207	893,996	1,264,513	1,188,156	183,969	221,074	15,534
Accounting and recordkeeping expenses	347,574	108,216	89,667	81,727	16,792	156,760	10,055
Shareholders reports	68,369	21,287	17,638	16,076	3,303	30,835	1,978
Custodian expenses	42,723	59,311	13,719	20,299	7,199	35,805	4,737
Independent directors' fees and expenses	18,699	16,153	17,746	17,211	2,115	17,746	1,266
Audit	92,086	28,671	23,756	21,653	4,449	41,532	2,664
Legal and Compliance	133,481	41,560	34,435	31,387	6,449	60,201	3,861
Administrative	342,939	106,775	88,471	80,638	16,569	154,669	9,921
Licenses	39,520	12,305	10,195	9,293	1,909	17,824	1,143
Other	30,520	9,503	7,874	7,177	1,475	13,765	883
Total expenses	1,581,118	1,297,777	1,568,014	1,473,617	244,229	750,211	52,042
Net Investment Income (Loss)	12,288,697	3,264,755	2,194,931	(413,891)	526,629	4,161,060	713,204
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(2,727,846)	(13,017,263)	(11,306,654)	(13,320,386)	(1,261,680)	(1,367,695)	(784,240)
Futures contracts	6,831,293	1,333,436	—	—	—	7,307,510	—
	4,103,447	(11,683,827)	(11,306,654)	(13,320,386)	(1,261,680)	5,939,815	(784,240)
Change in net unrealized appreciation (depreciation) of:
Investment securities	141,959,173	60,641,430	55,219,929	55,426,844	8,845,477	88,379,281	5,728,205
Futures contracts	126,995	41,315	—	—	—	(22,135)	—
	142,086,168	60,682,745	55,219,929	55,426,844	8,845,477	88,357,146	5,728,205
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	146,189,615	48,998,918	43,913,275	42,106,458	7,583,797	94,296,961	4,943,965
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$158,478,312	$52,263,673	$46,108,206	$41,692,567	$8,110,426	$98,458,021	$5,657,169

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$1,974,711	$261,575	$380,494	$1,067,106	$1,140,798	$841,249
Interest	3,076,346	—	—	—	—	—
Total income	5,051,057	261,575	380,494	1,067,106	1,140,798	841,249
EXPENSES:
Investment advisory fees (Note 2)	608,282	2,954 (a)	5,353 (a)	15,271 (a)	15,627 (a)	12,777 (a)
Accounting and recordkeeping expenses	75,746	—	—	—	—	—
Shareholders reports	14,899	—	—	—	—	—
Custodian expenses	28,909	—	—	—	—	—
Independent directors' fees and expenses	16,620	—	—	—	—	—
Audit	20,068	—	—	—	—	—
Legal and Compliance	29,089	—	—	—	—	—
Administrative	74,735	—	—	—	—	—
Licenses	8,612	—	—	—	—	—
Other	6,651	—	—	—	—	—
Total expenses	883,611	2,954	5,353	15,271	15,627	12,777
Net Investment Income (Loss)	4,167,446	258,621	375,141	1,051,835	1,125,171	828,472
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(9,692,893)	(157,075)	(728,238)	(1,816,017)	(1,349,890)	(653,965)
Futures contracts	—	—	—	—	—	—
	(9,692,893)	(157,075)	(728,238)	(1,816,017)	(1,349,890)	(653,965)
Change in net unrealized appreciation (depreciation) of:
Investment securities	31,508,207	808,383	2,346,843	7,126,794	7,322,355	6,341,369
Futures contracts	—	—	—	—	—	—
	31,508,207	808,383	2,346,843	7,126,794	7,322,355	6,341,369
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	21,815,314	651,308	1,618,605	5,310,777	5,972,465	5,687,404
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,982,760	$909,929	$1,993,746	$6,362,612	$7,097,636	$6,515,876

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended December 31, 2009

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$638,444	$443,782	$354,480	$384,747	$1,243,150
Interest	—	—	—	—	—
Total income	638,444	443,782	354,480	384,747	1,243,150
EXPENSES:
Investment advisory fees (Note 2)	10,249 (a)	7,985 (a)	6,350 (a)	7,245 (a)	— (a)
Accounting and recordkeeping expenses	—	—	—	—	—
Shareholders reports	—	—	—	—	—
Custodian expenses	—	—	—	—	—
Independent directors' fees and expenses	—	—	—	—	—
Audit	—	—	—	—	—
Legal and Compliance	—	—	—	—	—
Administrative	—	—	—	—	—
Licenses	—	—	—	—	—
Other	—	—	—	—	—
Total expenses	10,249	7,985	6,350	7,245	—
Net Investment Income (Loss)	628,195	435,797	348,130	377,502	1,243,150
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(560,617)	(361,974)	(204,541)	(290,738)	(890,826)
Futures contracts	—	—	—	—	—
	(560,617)	(361,974)	(204,541)	(290,738)	(890,826)
Change in net unrealized appreciation (depreciation) of:
Investment securities	5,503,915	4,419,064	3,622,433	4,235,532	4,033,599
Futures contracts	—	—	—	—	—
	5,503,915	4,419,064	3,622,433	4,235,532	4,033,599
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	4,943,298	4,057,090	3,417,892	3,944,794	3,142,773
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,571,493	$4,492,887	$3,766,022	$4,322,296	$4,385,923

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$3,314,581	$2,280,953	$—	$—	$—
Interest	—	—	427,110	9,805,234	21,535,342
Total income	3,314,581	2,280,953	427,110	9,805,234	21,535,342
EXPENSES:
Investment advisory fees (Note 2)	— (a)	— (a)	219,398	827,873	1,656,805
Accounting and recordkeeping expenses	—	—	77,587	112,007	230,192
Shareholders reports	—	—	15,262	22,032	45,280
Custodian expenses	—	—	14,780	15,996	29,945
Independent directors' fees and expenses	—	—	17,693	18,068	18,557
Audit	—	—	20,556	29,675	60,987
Legal and Compliance	—	—	29,797	43,015	88,402
Administrative	—	—	76,554	110,514	227,123
Licenses	—	—	8,822	12,735	26,173
Other	—	—	6,813	9,835	20,213
Total expenses	—	—	487,262	1,201,750	2,403,677
Net Investment Income (Loss)	3,314,581	2,280,953	(60,152)	8,603,484	19,131,665
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(3,867,311)	(3,407,174)	(2,242)	2,884,973	(3,299,948)
Futures contracts	—	—	—	—	—
	(3,867,311)	(3,407,174)	(2,242)	2,884,973	(3,299,948)
Change in net unrealized appreciation (depreciation) of:
Investment securities	21,155,502	23,875,879	(45,827)	10,061,760	38,771,964
Futures contracts	—	—	—	—	—
	21,155,502	23,875,879	(45,827)	10,061,760	38,771,964
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	17,288,191	20,468,705	(48,069)	12,946,733	35,472,016
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,602,772	$22,749,658	$(108,221)	$21,550,217	$54,603,681

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Equity Index Fund		All America Fund		Small Cap Value Fund
	2009	2008	2009	2008	2009	2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$12,288,697	$14,160,926	$3,264,755	$5,019,853	$2,194,931	$2,269,994
Net realized gain (loss) on investments and futures contracts	4,103,447	(19,159,430)	(11,683,827)	(16,522,871)	(11,306,654)	(27,358,299)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	142,086,168	(296,642,643)	60,682,745	(116,464,025)	55,219,929	(33,775,604)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	158,478,312	(301,641,147)	52,263,673	(127,967,043)	46,108,206	(58,863,909)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(12,136,940)	(12,175,938)	(4,552,237)	(4,037,987)	(2,026,043)	(2,230,467)
From capital gains	—	(2,030,456)	—	(7,817,028)	—	(69,793)
Return of capital	—	—	—	—	(147,499)	(1,636,549)
Total distributions	(12,136,940)	(14,206,394)	(4,552,237)	(11,855,015)	(2,173,542)	(3,936,809)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	131,586,187	103,893,527	16,036,349	3,668,944	25,084,409	16,844,741
Dividends reinvested	12,136,940	14,206,394	4,552,237	11,855,015	2,173,542	3,936,809
Cost of shares redeemed	(67,614,289)	(73,484,080)	(33,884,392)	(43,202,561)	(21,139,747)	(17,238,254)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	76,108,838	44,615,841	(13,295,806)	(27,678,602)	6,118,204	3,543,296
INCREASE (DECREASE) IN NET ASSETS	222,450,210	(271,231,700)	34,415,630	(167,500,660)	50,052,868	(59,257,422)
NET ASSETS, BEGINNING OF PERIOD	545,184,833	816,416,533	221,505,737	389,006,397	155,331,546	214,588,968
NET ASSETS, END OF PERIOD	$767,635,043	$545,184,833	$255,921,367	$221,505,737	$205,384,414	$155,331,546
OTHER INFORMATION:
Shares outstanding at the beginning of period	368,420,865	338,454,776	191,846,309	209,312,795	207,820,402	202,162,033
Shares sold	84,333,429	56,056,834	12,431,453	2,581,953	29,873,198	18,759,096
Shares issued as reinvestment of dividends	6,714,675	9,158,871	3,592,572	7,367,377	2,273,375	5,243,599
Shares redeemed	(41,462,809)	(35,249,616)	(27,518,407)	(27,415,816)	(25,149,028)	(18,344,326)
Net increase (decrease)	49,585,295	29,966,089	(11,494,382)	(17,466,486)	6,997,545	5,658,369
Shares outstanding at the end of period	418,006,160	368,420,865	180,351,927	191,846,309	214,817,947	207,820,402

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	2009	2008	2009	2008	2009	2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(413,891)	$(286,873)	$526,629	$588,795	$4,161,060	$4,716,284
Net realized gain (loss) on investments and futures contracts	(13,320,386)	(31,351,111)	(1,261,680)	(871,934)	5,939,815	1,479,034
Change in net unrealized appreciation (depreciation) of investments and futures contracts	55,426,844	(43,716,710)	8,845,477	(13,567,763)	88,357,146	(140,954,321)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,692,567	(75,354,694)	8,110,426	(13,850,902)	98,458,021	(134,759,003)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	(505,962)	(669,153)	(3,808,316)	(4,337,494)
From capital gains	—	(3,537,395)	—	—	(3,411,479)	(7,042,607)
Return of capital	—	—	(20,110)	—	—	—
Total distributions	—	(3,537,395)	(526,072)	(669,153)	(7,219,795)	(11,380,101)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	24,697,625	16,581,623	8,799,815	7,111,123	76,415,175	50,166,161
Dividends reinvested	—	3,537,395	526,072	669,153	7,219,795	11,380,101
Cost of shares redeemed	(19,424,850)	(16,905,660)	(4,851,635)	(3,093,605)	(45,195,352)	(47,034,786)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	5,272,775	3,213,358	4,474,252	4,686,671	38,439,618	14,511,476
INCREASE (DECREASE) IN NET ASSETS	46,965,342	(75,678,731)	12,058,606	(9,833,384)	129,677,844	(131,627,628)
NET ASSETS, BEGINNING OF PERIOD	146,930,754	222,609,485	29,913,990	39,747,374	247,524,636	379,152,264
NET ASSETS, END OF PERIOD	$193,896,096	$146,930,754	$41,972,596	$29,913,990	$377,202,480	$247,524,636
OTHER INFORMATION:
Shares outstanding at the beginning of period	209,988,389	205,238,978	37,860,539	33,151,708	267,560,565	250,758,420
Shares sold	32,071,799	19,410,862	10,252,180	6,789,917	72,282,216	42,267,347
Shares issued as reinvestment of dividends	—	3,503,452	547,291	817,664	5,908,130	10,327,510
Shares redeemed	(25,047,222)	(18,164,903)	(5,699,493)	(2,898,750)	(41,530,582)	(35,792,712)
Net increase (decrease)	7,024,577	4,749,411	5,099,978	4,708,831	36,659,764	16,802,145
Shares outstanding at the end of period	217,012,966	209,988,389	42,960,517	37,860,539	304,220,329	267,560,565

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Years Ended December 31,

	International Fund		Composite Fund		Retirement Income Fund
	2009	2008	2009	2008	2009	2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$713,204	$377,816	$4,167,446	$5,648,944	$258,621	$131,680
Net realized gain (loss) on investments and futures contracts	(784,240)	—	(9,692,893)	(9,235,458)	(157,075)	(79,114)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	5,728,205	(4,299,885)	31,508,207	(42,402,859)	808,383	(327,497)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,657,169	(3,922,069)	25,982,760	(45,989,373)	909,929	(274,931)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(716,989)	(377,242)	(4,490,474)	(5,645,651)	(3,557)	(126,674)
From capital gains	—	(673)	—	—	—	(2,493)
Return of capital	(279,706)	—	—	—	—	—
Total distributions	(996,695)	(377,915)	(4,490,474)	(5,645,651)	(3,557)	(129,167)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	18,501,183	14,345,218	14,470,419	3,435,664	7,251,235	4,981,492
Dividends reinvested	709,854	377,915	4,490,474	5,645,651	3,557	129,167
Cost of shares redeemed	(3,070,256)	(762,994)	(24,597,867)	(26,896,747)	(2,833,653)	(2,177,373)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	16,140,781	13,960,139	(5,636,974)	(17,815,432)	4,421,139	2,933,286
INCREASE (DECREASE) IN NET ASSETS	20,801,255	9,660,155	15,855,312	(69,450,456)	5,327,511	2,529,188
NET ASSETS, BEGINNING OF PERIOD	12,287,242	2,627,087	150,125,784	219,576,240	3,516,933	987,745
NET ASSETS, END OF PERIOD	$33,088,497	$12,287,242	$165,981,096	$150,125,784	$8,844,444	$3,516,933
OTHER INFORMATION:
Shares outstanding at the beginning of period	22,203,777	2,757,713	124,623,815	136,856,122	4,214,590	1,030,628
Shares sold	31,104,990	19,777,925	10,926,433	2,360,210	8,003,583	5,359,642
Shares issued as reinvestment of dividends	1,055,262	680,873	3,492,246	3,999,661	3,866	154,883
Shares redeemed	(5,140,651)	(1,012,734)	(19,334,055)	(18,592,178)	(3,099,815)	(2,330,563)
Net increase (decrease)	27,019,601	19,446,064	(4,915,376)	(12,232,307)	4,907,634	3,183,962
Shares outstanding at the end of period	49,223,378	22,203,777	119,708,439	124,623,815	9,122,224	4,214,590

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	2009	2008	2009	2008	2009	2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$375,141	$280,077	$1,051,835	$639,469	$1,125,171	$645,804
Net realized gain (loss) on investments and futures contracts	(728,238)	(167,537)	(1,816,017)	(289,133)	(1,349,890)	(195,931)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	2,346,843	(1,293,761)	7,126,794	(3,881,944)	7,322,355	(4,757,207)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,993,746	(1,181,221)	6,362,612	(3,531,608)	7,097,636	(4,307,334)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(347,066)	(278,681)	(974,899)	(636,760)	(1,093,278)	(644,535)
From capital gains	(51,151)	(31,150)	(108,474)	(84,668)	(120,898)	(94,520)
Return of capital	(16,645)	—	(54,360)	—	(978)	—
Total distributions	(414,862)	(309,831)	(1,137,733)	(721,428)	(1,215,154)	(739,055)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	8,873,325	9,429,837	27,583,963	21,092,281	29,189,086	21,530,663
Dividends reinvested	414,862	309,831	1,137,733	721,428	1,215,154	739,055
Cost of shares redeemed	(4,524,564)	(1,731,020)	(9,904,433)	(3,040,667)	(7,289,009)	(1,540,201)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	4,763,623	8,008,648	18,817,263	18,773,042	23,115,231	20,729,517
INCREASE (DECREASE) IN NET ASSETS	6,342,507	6,517,596	24,042,142	14,520,006	28,997,713	15,683,128
NET ASSETS, BEGINNING OF PERIOD	8,274,705	1,757,109	20,017,092	5,497,086	20,685,744	5,002,616
NET ASSETS, END OF PERIOD	$14,617,212	$8,274,705	$44,059,234	$20,017,092	$49,683,457	$20,685,744
OTHER INFORMATION:
Shares outstanding at the beginning of period	11,114,476	1,875,582	28,429,170	5,945,342	31,210,997	5,473,155
Shares sold	10,809,241	10,829,314	35,584,981	25,213,864	39,377,766	26,603,617
Shares issued as reinvestment of dividends	479,268	416,023	1,367,660	1,024,603	1,525,648	1,115,097
Shares redeemed	(5,531,624)	(2,006,443)	(12,418,552)	(3,754,639)	(9,735,939)	(1,980,872)
Net increase (decrease)	5,756,885	9,238,894	24,534,089	22,483,828	31,167,475	25,737,842
Shares outstanding at the end of period	16,871,361	11,114,476	52,963,259	28,429,170	62,378,472	31,210,997

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Years Ended December 31,

	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	2009	2008	2009	2008	2009	2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$828,472	$421,868	$628,195	$316,557	$435,797	$214,592
Net realized gain (loss) on investments and futures contracts	(653,965)	(6,721)	(560,617)	(115,775)	(361,974)	(1,667)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	6,341,369	(3,546,109)	5,503,915	(2,935,035)	4,419,064	(2,396,416)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,515,876	(3,130,962)	5,571,493	(2,734,253)	4,492,887	(2,183,491)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(801,582)	(420,538)	(603,408)	(315,142)	(417,357)	(213,304)
From capital gains	(88,070)	(75,997)	(74,035)	(75,256)	(67,653)	(64,334)
Return of capital	(5,210)	—	(3,475)	—	(340)	—
Total distributions	(894,862)	(496,535)	(680,918)	(390,398)	(485,350)	(277,638)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	25,813,392	16,656,127	21,345,134	12,831,503	16,136,587	9,712,118
Dividends reinvested	894,862	496,535	680,918	390,398	485,350	277,638
Cost of shares redeemed	(5,164,202)	(658,574)	(3,844,922)	(683,209)	(2,437,002)	(382,784)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	21,544,052	16,494,088	18,181,130	12,538,692	14,184,935	9,606,972
INCREASE (DECREASE) IN NET ASSETS	27,165,066	12,866,591	23,071,705	9,414,041	18,192,472	7,145,843
NET ASSETS, BEGINNING OF PERIOD	14,822,394	1,955,803	11,661,423	2,247,382	8,780,940	1,635,097
NET ASSETS, END OF PERIOD	$41,987,460	$14,822,394	$34,733,128	$11,661,423	$26,973,412	$8,780,940
OTHER INFORMATION:
Shares outstanding at the beginning of period	23,272,827	2,127,707	18,754,328	2,447,208	14,569,870	1,772,798
Shares sold	36,321,906	21,217,245	30,770,820	16,625,894	24,116,768	12,838,265
Shares issued as reinvestment of dividends	1,147,478	779,614	883,129	627,738	645,443	460,672
Shares redeemed	(6,901,850)	(851,739)	(5,360,521)	(946,512)	(3,461,465)	(501,865)
Net increase (decrease)	30,567,534	21,145,120	26,293,428	16,307,120	21,300,746	12,797,072
Shares outstanding at the end of period	53,840,361	23,272,827	45,047,756	18,754,328	35,870,616	14,569,870

The accompanying notes are an integral part of these financial statements.

	2040 Retirement Fund		2045 Retirement Fund		Conservative Allocation Fund
	2009	2008	2009	2008	2009	2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$348,130	$147,788	$377,502	$160,770	$1,243,150	$934,058
Net realized gain (loss) on investments and futures contracts	(204,541)	(19,697)	(290,738)	7,615	(890,826)	(163,304)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	3,622,433	(1,701,107)	4,235,532	(1,744,199)	4,033,599	(3,354,977)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,766,022	(1,573,016)	4,322,296	(1,575,814)	4,385,923	(2,584,223)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(333,402)	(146,626)	(362,960)	(159,918)	(1,243,401)	(925,302)
From capital gains	(61,213)	(49,245)	(57,107)	(47,012)	(186,851)	(132,904)
Return of capital	(131)	—	(1,040)	—	—	—
Total distributions	(394,746)	(195,871)	(421,107)	(206,930)	(1,430,252)	(1,058,206)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	14,505,770	7,117,308	16,895,737	7,953,125	15,100,574	11,303,717
Dividends reinvested	394,746	195,871	421,107	206,930	1,430,252	1,058,206
Cost of shares redeemed	(1,913,635)	(307,469)	(3,096,986)	(215,752)	(4,970,278)	(4,857,352)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	12,986,881	7,005,710	14,219,858	7,944,303	11,560,548	7,504,571
INCREASE (DECREASE) IN NET ASSETS	16,358,157	5,236,823	18,121,047	6,161,559	14,516,219	3,862,142
NET ASSETS, BEGINNING OF PERIOD	6,200,702	963,879	6,858,194	696,635	23,604,668	19,742,526
NET ASSETS, END OF PERIOD	$22,558,859	$6,200,702	$24,979,241	$6,858,194	$38,120,887	$23,604,668
OTHER INFORMATION:
Shares outstanding at the beginning of period	10,465,972	1,059,583	11,628,887	768,742	26,598,668	19,088,294
Shares sold	22,008,340	9,504,025	25,962,595	10,785,786	15,596,065	11,325,847
Shares issued as reinvestment of dividends	530,445	330,604	569,361	350,863	1,444,239	1,185,898
Shares redeemed	(2,691,004)	(428,240)	(4,387,452)	(276,504)	(5,145,973)	(5,001,371)
Net increase (decrease)	19,847,781	9,406,389	22,144,504	10,860,145	11,894,331	7,510,374
Shares outstanding at the end of period	30,313,753	10,465,972	33,773,391	11,628,887	38,492,999	26,598,668

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Years Ended December 31,

	Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund
	2009	2008	2009	2008	2009	2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$3,314,581	$3,057,130	$2,280,953	$2,258,800	$(60,152)	$5,516,861
Net realized gain (loss) on investments and futures contracts	(3,867,311)	(307,518)	(3,407,174)	(669,111)	(2,242)	43,765
Change in net unrealized appreciation (depreciation) of investments and futures contracts	21,155,502	(23,765,946)	23,875,879	(32,032,538)	(45,827)	51,692
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,602,772	(21,016,334)	22,749,658	(30,442,849)	(108,221)	5,612,318
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(3,071,232)	(3,001,341)	(1,924,987)	(2,202,966)	(85,964)	(5,622,687)
From capital gains	(369,648)	(644,353)	(180,100)	(663,237)	(17,483)	(19,529)
Return of capital	(105,339)	—	—	—	—	—
Total distributions	(3,546,219)	(3,645,694)	(2,105,087)	(2,866,203)	(103,447)	(5,642,216)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	30,015,339	19,525,292	24,420,545	17,996,573	34,613,637	71,534,535
Dividends reinvested	3,546,219	3,645,694	2,105,087	2,866,203	103,447	5,642,216
Cost of shares redeemed	(14,837,161)	(10,825,647)	(11,849,411)	(7,155,575)	(116,758,031)	(187,976,890)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	18,724,397	12,345,339	14,676,221	13,707,201	(82,040,947)	(110,800,139)
INCREASE (DECREASE) IN NET ASSETS	35,780,950	(12,316,689)	35,320,792	(19,601,851)	(82,252,615)	(110,830,037)
NET ASSETS, BEGINNING OF PERIOD	89,505,262	101,821,951	81,248,122	100,849,973	200,989,682	311,819,719
NET ASSETS, END OF PERIOD	$125,286,212	$89,505,262	$116,568,914	$81,248,122	$118,737,067	$200,989,682
OTHER INFORMATION:
Shares outstanding at the beginning of period	102,039,836	89,251,267	94,418,460	81,179,525	166,343,903	256,731,045
Shares sold	30,987,848	18,870,607	25,537,227	16,464,294	28,648,847	58,191,033
Shares issued as reinvestment of dividends	3,431,162	4,151,057	1,982,795	3,330,816	89,884	4,666,374
Shares redeemed	(15,249,394)	(10,233,095)	(12,141,515)	(6,556,175)	(96,660,813)	(153,244,549)
Net increase (decrease)	19,169,616	12,788,569	15,378,507	13,238,935	(67,922,082)	(90,387,142)
Shares outstanding at the end of period	121,209,452	102,039,836	109,796,967	94,418,460	98,421,821	166,343,903

The accompanying notes are an integral part of these financial statements.

	Mid-Term Bond Fund		Bond Fund
	2009	2008	2009	2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$8,603,484	$7,436,545	$19,131,665	$19,800,339
Net realized gain (loss) on investments and futures contracts	2,884,973	928,917	(3,299,948)	1,850,739
Change in net unrealized appreciation (depreciation) of investments and futures contracts	10,061,760	(6,837,197)	38,771,964	(28,761,251)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,550,217	1,528,265	54,603,681	(7,110,173)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(8,815,591)	(7,408,865)	(19,172,093)	(19,789,048)
From capital gains	(2,092,181)	—	—	—
Return of capital	—	—	—	—
Total distributions	(10,907,772)	(7,408,865)	(19,172,093)	(19,789,048)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	61,709,976	96,093,813	118,066,876	66,355,543
Dividends reinvested	10,907,772	7,408,865	19,172,093	19,789,048
Cost of shares redeemed	(32,257,019)	(36,395,131)	(57,145,127)	(71,068,439)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	40,360,729	67,107,547	80,093,842	15,076,152
INCREASE (DECREASE) IN NET ASSETS	51,003,174	61,226,947	115,525,430	(11,823,069)
NET ASSETS, BEGINNING OF PERIOD	183,419,274	122,192,327	372,101,409	383,924,478
NET ASSETS, END OF PERIOD	$234,422,448	$183,419,274	$487,626,839	$372,101,409
OTHER INFORMATION:
Shares outstanding at the beginning of period	195,477,588	127,264,253	315,997,008	303,322,179
Shares sold	61,128,118	97,850,958	90,803,181	52,211,307
Shares issued as reinvestment of dividends	10,961,345	7,892,414	14,786,835	16,791,497
Shares redeemed	(31,967,314)	(37,530,037)	(45,489,632)	(56,327,975)
Net increase (decrease)	40,122,149	68,213,335	60,100,384	12,674,829
Shares outstanding at the end of period	235,599,737	195,477,588	376,097,392	315,997,008

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2009 (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund					All America Fund
	Years Ended December 31,					Years Ended December 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.48	$2.41	$2.38	$2.14	$2.12	$1.15	$1.86	$2.00	$1.94	$2.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.03	0.04	0.05	0.04	0.04	0.02	0.03	0.03	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.36	(0.93)	0.07	0.30	0.06	0.28	(0.68)	0.06	0.28	0.06
Total From Investment Operations	0.39	(0.89)	0.12	0.34	0.10	0.30	(0.65)	0.09	0.30	0.07
Less: Dividend Distributions: From Net Investment Income	(0.03)	(0.03)	(0.05)	(0.04)	(0.03)	(0.03)	(0.02)	(0.03)	(0.03)	(0.01)
From Capital Gains	—	(0.01)	(0.04)	(0.06)	(0.05)	—	(0.04)	(0.20)	(0.21)	(0.17)
From Return of Capital	—	—	—	—	—	—	—	—	—	—
Total Distributions	(0.03)	(0.04)	(0.09)	(0.10)	(0.08)	(0.03)	(0.06)	(0.23)	(0.24)	(0.18)
Net Asset Value, End of Period	$1.84	$1.48	$2.41	$2.38	$2.14	$1.42	$1.15	$1.86	$2.00	$1.94
Total Return (%)(b)	26.13	(37.08)	5.22	15.59	4.81	25.31	(35.49)	4.27	15.74	3.71
Net Assets, End of Period ($ millions)	768	545	816	811	726	256	222	389	423	407
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.98	2.07	1.82	1.85	1.76	1.46	1.64	1.30	1.36	1.17
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.26	0.25	0.20	0.17	0.24	0.58	0.56	0.55	0.52	0.64
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.26	0.25	0.20	0.14	0.13	0.58	0.56	0.55	0.49	0.50
Portfolio Turnover Rate (%)(a)	4.29	4.70	4.66	4.91	9.36	35.15	31.03	29.24	33.84	48.00

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund
	Years Ended December 31,
	2009		2008	2007	2006	2005(e)
Net Asset Value, Beginning of Period	$0.75		$1.06	$1.24	$1.07	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01		0.01	0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.21		(0.30)	(0.06)	0.18	0.07
Total From Investment Operations	0.22		(0.29)	(0.05)	0.19	0.08
Less: Dividend Distributions: From Net Investment Income	(0.01	)(h)	(0.01)	(0.01)	(0.01)	(0.01)
From Capital Gains	—		—	(0.12)	(0.01)	—
From Return of Capital	—		(0.01)	—	—	—
Total Distributions	(0.01)		(0.02)	(0.13)	(0.02)	(0.01)
Net Asset Value, End of Period	$0.96		$0.75	$1.06	$1.24	$1.07
Total Return (%)(b)	29.28		(27.76)	(3.99)	17.68	7.61	(c)
Net Assets, End of Period ($ millions)	205		155	215	246	34
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.30		1.23	0.96	1.42	1.19	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.93		0.92	0.89	0.81	0.96	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.93		0.92	0.89	0.80	0.84	(d)
Portfolio Turnover Rate (%)(a)	39.03		59.64	55.77	62.55	32.67	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund						Mid Cap Value Fund
	Years Ended December 31,						Years Ended December 31,
	2009	2008	2007	2006	2005(e)		2009		2008		2007	2006	2005(e)
Net Asset Value, Beginning of Period	$0.70	$1.08	$1.19	$1.06	$1.00		$0.79		$1.20		$1.21	$1.06	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—	—	—	—	—		0.01		0.02		0.02	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.19	(0.36)	0.05	0.16	0.06		0.19		(0.41)		(0.01)	0.16	0.06
Total From Investment Operations	0.19	(0.36)	0.05	0.16	0.06		0.20		(0.39)		0.01	0.17	0.07
Less: Dividend Distributions: From Net Investment Income	—	—	—	—	—		(0.01	)(h)	(0.02	)(h)	(0.02)	(0.01)	(0.01)
From Capital Gains	—	(0.02)	(0.16)	(0.03)	—		—		—		—	(0.01)	—
From Return of Capital	—	—	—	—	—		—		—		—	—	—
Total Distributions	—	(0.02)	(0.16)	(0.03)	—		(0.01)		(0.02)		(0.02)	(0.02)	(0.01)
Net Asset Value, End of Period	$0.89	$0.70	$1.08	$1.19	$1.06		$0.98		$0.79		$1.20	$1.21	$1.06
Total Return (%)(b)	27.69	(34.37)	4.68	15.14	5.49	(c)	25.22		(32.64)		0.88	15.93	6.91	(c)
Net Assets, End of Period ($ millions)	194	147	223	224	24		42		30		40	33	11
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.26)	(0.16)	(0.26)	(0.20)	0.00	(d)	1.57		1.62		1.54	1.69	1.76	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.93	0.92	0.89	0.83	0.95	(d)	0.73		0.74		0.75	0.70	0.75	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.93	0.92	0.89	0.81	0.83	(d)	0.73		0.74		0.75	0.66	0.62	(d)
Portfolio Turnover Rate (%)(a)	94.14	93.16	94.06	85.67	64.38	(c)	20.16		33.80		27.24	30.41	14.39	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund					International Fund
	Years Ended December 31,					Years Ended December 31,		Period Ended December 31,
	2009	2008	2007	2006	2005	2009	2008	2007(g)
Net Asset Value, Beginning of Period	$0.93	$1.51	$1.56	$1.53	$1.46	$0.55	$0.95	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01	0.02	0.03	0.02	0.02	0.01	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.32	(0.56)	0.09	0.14	0.16	0.13	(0.40)	(0.05)
Total From Investment Operations	0.33	(0.54)	0.12	0.16	0.18	0.14	(0.38)	(0.03)
Less: Dividend Distributions: From Net Investment Income	(0.01)	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)	(0.02)	(0.02)
From Capital Gains	(0.01)	(0.02)	(0.14)	(0.10)	(0.09)	—	—	—
From Return of Capital	—	—	—	—	—	(0.01)	—	—
Total Distributions	(0.02)	(0.04)	(0.17)	(0.13)	(0.11)	(0.02)	(0.02)	(0.02)
Net Asset Value, End of Period	$1.24	$0.93	$1.51	$1.56	$1.53	$0.67	$0.55	$0.95
Total Return (%)(b)	36.69	(36.31)	7.74	10.10	12.50	25.22	(40.06)	(2.93	)(c)
Net Assets, End of Period ($ millions)	377	248	379	357	358	33	12	3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.41	1.47	1.52	1.40	1.37	3.45	5.17	3.38	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.26	0.25	0.22	0.17	0.25	0.25	0.20	0.22	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.26	0.25	0.22	0.14	0.13	0.25	0.20	0.22	(d)
Portfolio Turnover Rate (%)(a)	15.41	22.66	20.53	16.02	18.65	4.95	0.00	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Composite Fund					Retirement Income Fund
	Years Ended December 31,					Years Ended December 31,		Period Ended December 31,
	2009	2008	2007	2006	2005	2009	2008	2007(g)
Net Asset Value, Beginning of Period	$1.20	$1.60	$1.55	$1.43	$1.46	$0.83	$0.96	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.04	0.04	0.05	0.05	0.04	0.03	0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.19	(0.40)	0.05	0.11	(0.03)	0.11	(0.13)	(0.04)
Total From Investment Operations	0.23	(0.36)	0.10	0.16	0.01	0.14	(0.10)	—
Less: Dividend Distributions: From Net Investment Income	(0.04)	(0.04)	(0.05)	(0.04)	(0.04)	—	(0.03)	(0.03)
From Capital Gains	—	—	—	—	—	—	—	(0.01)
Total Distributions	(0.04)	(0.04)	(0.05)	(0.04)	(0.04)	—	(0.03)	(0.04)
Net Asset Value, End of Period	$1.39	$1.20	$1.60	$1.55	$1.43	$0.97	$0.83	$0.96
Total Return (%)(b)	18.45	(22.51)	6.69	10.80	0.96	16.25	(9.61)	0.07	(c)
Net Assets, End of Period ($ millions)	166	150	220	229	232	9	4	1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.74	3.01	2.72	2.70	2.48	4.39	5.42	6.12	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.58	0.57	0.55	0.52	0.63	0.05	0.05	0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.58	0.57	0.55	0.48	0.50	0.05	0.05	0.05	(d)
Portfolio Turnover Rate (%)(a)	31.73	37.98	24.95	26.77	93.84	35.31	82.92	14.38	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund					2015 Retirement Fund						2020 Retirement Fund
	Years Ended December 31,			Period Ended December 31,		Years Ended December 31,				Period Ended December 31,		Years Ended December 31,				Period Ended December 31,
	2009		2008	2007(g)		2009		2008		2007(g)		2009		2008		2007(g)
Net Asset Value, Beginning of Period	$0.74		$0.94	$0.99		$0.70		$0.92		$0.98		$0.66		$0.91		$0.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.03	0.03		0.02		0.03		0.03		0.02		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.13		(0.20)	(0.03)		0.13		(0.22)		(0.04)		0.14		(0.25)		(0.04)
Total From Investment Operations	0.15		(0.17)	—		0.15		(0.19)		(0.01)		0.16		(0.23)		(0.02)
Less: Dividend Distributions: From Net Investment Income	(0.02	)(h)	(0.03)	(0.03)		(0.02	)(h)	(0.03	)(h)	(0.03)		(0.02	)(h)	(0.02	)(h)	(0.02)
From Capital Gains	—		—	(0.02)		—		—		(0.02)		—		—		(0.02)
Total Distributions	(0.02)		(0.03)	(0.05)		(0.02)		(0.03)		(0.05)		(0.02)		(0.02)		(0.04)
Net Asset Value, End of Period	$0.87		$0.74	$0.94		$0.83		$0.70		$0.92		$0.80		$0.66		$0.91
Total Return (%)(b)	19.79		(17.45)	(0.68	)(c)	21.27		(21.01)		(1.18	)(c)	23.18		(24.81)		(1.54	)(c)
Net Assets, End of Period ($ millions)	15		8	2		44		20		5		50		21		5
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.51		5.36	5.28	(c)	3.45		4.65		5.39	(c)	3.61		4.73		5.29	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05		0.05	0.04	(d)	0.05		0.05		0.04	(d)	0.05		0.05		0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05		0.05	0.04	(d)	0.05		0.05		0.04	(d)	0.05		0.05		0.04	(d)
Portfolio Turnover Rate (%)(a)	38.17		32.37	32.49	(c)	26.96		21.47		2.79	(c)	13.70		14.74		2.51	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2025 Retirement Fund						2030 Retirement Fund						2035 Retirement Fund
	Years Ended December 31,				Period Ended December 31,		Years Ended December 31,				Period Ended December 31,		Years Ended December 31,				Period Ended December 31,
	2009		2008		2007(g)		2009		2008		2007(g)		2009		2008		2007(g)
Net Asset Value, Beginning of Period	$0.64		$0.92		$0.99		$0.62		$0.92		$0.99		$0.60		$0.92		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.02		0.02		0.01		0.02		0.02		0.01		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.14		(0.28)		(0.04)		0.15		(0.30)		(0.04)		0.15		(0.32)		(0.05)
Total From Investment Operations	0.16		(0.26)		(0.02)		0.16		(0.28)		(0.02)		0.16		(0.30)		(0.03)
Less: Dividend Distributions: From Net Investment Income	(0.02	)(h)	(0.02	)(h)	(0.02)		(0.01	)(h)	(0.02	)(h)	(0.02)		(0.01	)(h)	(0.02	)(h)	(0.02)
From Capital Gains	—		—		(0.03)		—		—		(0.03)		—		—		(0.03)
Total Distributions	(0.02)		(0.02)		(0.05)		(0.01)		(0.02)		(0.05)		(0.01)		(0.02)		(0.05)
Net Asset Value, End of Period	$0.78		$0.64		$0.92		$0.77		$0.62		$0.92		$0.75		$0.60		$0.92
Total Return (%)(b)	25.10		(28.32)		(1.95	)(c)	26.47		(29.95)		(2.22	)(c)	27.05		(32.53)		(2.54	)(c)
Net Assets, End of Period ($ millions)	42		15		2		35		12		2		27		9		2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.25		5.06		4.48	(c)	3.07		4.61		4.82	(c)	2.74		4.21		3.76	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05		0.05		0.04	(d)	0.05		0.05		0.05	(d)	0.05		0.05		0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05		0.05		0.04	(d)	0.05		0.05		0.05	(d)	0.05		0.05		0.05	(d)
Portfolio Turnover Rate (%)(a)	9.21		10.06		0.28	(c)	8.96		12.34		4.11	(c)	6.27		7.62		0.71	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2040 Retirement Fund						2045 Retirement Fund
	Years Ended December 31,				Period Ended December 31,		Years Ended December 31,				Period Ended December 31,
	2009		2008		2007(g)		2009		2008		2007(g)
Net Asset Value, Beginning of Period	$0.59		$0.91		$0.99		$0.59		$0.91		$0.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01		0.02		0.02		0.01		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.15		(0.32)		(0.05)		0.15		(0.32)		(0.05)
Total From Investment Operations	0.16		(0.30)		(0.03)		0.16		(0.30)		(0.03)
Less: Dividend Distributions: From Net Investment Income	(0.01	)(h)	(0.02	)(h)	(0.02)		(0.01	)(h)	(0.02	)(h)	(0.02)
From Capital Gains	—		—		(0.03)		—		—		(0.03)
Total Distributions	(0.01)		(0.02)		(0.05)		(0.01)		(0.02)		(0.05)
Net Asset Value, End of Period	$0.74		$0.59		$0.91		$0.74		$0.59		$0.91
Total Return (%)(b)	27.84		(32.75)		(2.68	)(c)	27.55		(32.90)		(2.79	)(c)
Net Assets, End of Period ($ millions)	23		6		1		25		7		1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.75		4.20		3.93	(c)	2.61		4.49		4.17	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05		0.05		0.05	(d)	0.05		0.05		0.03	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05		0.05		0.05	(d)	0.05		0.05		0.03	(d)
Portfolio Turnover Rate (%)(a)	5.79		7.79		1.18	(c)	7.87		6.77		6.34	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Conservative Allocation Fund					Moderate Allocation Fund
	Years Ended December 31,					Years Ended December 31,
	2009	2008	2007	2006	2005	2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$0.89	$1.03	$1.02	$1.00	$1.02	$0.88		$1.14	$1.14	$1.11	$1.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.03	0.04	0.04	0.04	0.03	0.03		0.03	0.04	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.11	(0.14)	0.02	0.03	(0.01)	0.15		(0.25)	0.03	0.06	0.02
Total From Investment Operations	0.14	(0.10)	0.06	0.07	0.02	0.18		(0.22)	0.07	0.09	0.05
Less: Dividend Distributions: From Net Investment Income	(0.03)	(0.04)	(0.04)	(0.03)	(0.03)	(0.03	)(h)	(0.03)	(0.04)	(0.03)	(0.03)
From Capital Gains	(0.01)	—	(0.01)	(0.02)	(0.01)	—		(0.01)	(0.03)	(0.03)	(0.02)
Total Distributions	(0.04)	(0.04)	(0.05)	(0.05)	(0.04)	(0.03)		(0.04)	(0.07)	(0.06)	(0.05)
Net Asset Value, End of Period	$0.99	$0.89	$1.03	$1.02	$1.00	$1.03		$0.88	$1.14	$1.14	$1.11
Total Return (%)(b)	15.94	(10.19)	6.43	6.96	2.30	21.27		(19.85)	6.36	9.20	4.35
Net Assets, End of Period ($ millions)	38	24	20	13	11	125		90	102	76	56
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	4.24	4.04	4.48	4.11	3.39	3.22		3.14	3.54	3.30	3.28
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.00	0.00	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.00	0.00	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Portfolio Turnover Rate (%)(a)	14.24	38.30	13.72	49.05	8.39	15.29		25.21	12.35	9.78	14.09

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

The accompanying notes are an integral part of these financial statements.

	Aggressive Allocation Fund
	Years Ended December 31,
	2009	2008		2007		2006	2005
Net Asset Value, Beginning of Period	$0.86	$1.24		$1.27		$1.22	$1.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02	0.02		0.03		0.03	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.20	(0.37)		0.04		0.11	0.05
Total From Investment Operations	0.22	(0.35)		0.07		0.14	0.07
Less: Dividend Distributions: From Net Investment Income	(0.02)	(0.02	)(h)	(0.04	)(h)	(0.03)	(0.02)
From Capital Gains	—	(0.01)		(0.06)		(0.06)	(0.04)
Total Distributions	(0.02)	(0.03)		(0.10)		(0.09)	(0.06)
Net Asset Value, End of Period	$1.06	$0.86		$1.24		$1.27	$1.22
Total Return (%)(b)	25.64	(28.20)		5.52		11.87	5.78
Net Assets, End of Period ($ millions)	117	81		101		73	48
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.44	2.41		2.75		2.82	2.58
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.00	0.00		0.00		0.00	0.00
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.00	0.00		0.00		0.00	0.00
Portfolio Turnover Rate (%)(a)	11.70	20.56		9.14		6.75	14.96

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund					Mid-Term Bond Fund
	Years Ended December 31,					Years Ended December 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.21	$1.21	$1.21	$1.20	$1.19	$0.94	$0.96	$0.93	$0.92	$0.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—	0.03	0.05	0.05	0.04	0.04	0.04	0.04	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—	—	—	—	—	0.07	(0.02)	0.03	0.01	(0.02)
Total From Investment Operations	—	0.03	0.05	0.05	0.04	0.11	0.02	0.07	0.04	0.01
Less: Dividend Distributions: From Net Investment Income	—	(0.03)	(0.05)	(0.04)	(0.03)	(0.04)	(0.04)	(0.04)	(0.03)	(0.03)
From Capital Gains	—	—	—	—	—	(0.01)	—	—	—	—
Total Distributions	—	(0.03)	(0.05)	(0.04)	(0.03)	(0.05)	(0.04)	(0.04)	(0.03)	(0.03)
Net Asset Value, End of Period	$1.21	$1.21	$1.21	$1.21	$1.20	$1.00	$0.94	$0.96	$0.93	$0.92
Total Return (%)(b)	(0.08)	2.34	5.03	4.89	2.97	11.22	1.84	7.22	4.22	0.77
Net Assets, End of Period ($ millions)	119	201	312	239	130	234	183	122	107	71
Ratio of Net Investment Income to Average Net Assets (%)	(0.04)	2.38	4.89	4.83	3.05	4.16	4.27	4.28	3.88	3.30
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.33	0.32	0.28	0.24	0.38	0.58	0.55	0.56	0.50	0.66
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.33	0.32	0.28	0.22	0.25	0.58	0.55	0.56	0.47	0.50
Portfolio Turnover Rate (%)(a)	N/A	N/A	N/A	N/A	N/A	30.76	34.95	26.78	30.91	21.99

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Years Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.18	$1.27	$1.26	$1.26	$1.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.05	0.07	0.06	0.06	0.06
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.12	(0.09)	0.01	—	(0.03)
Total From Investment Operations	0.17	(0.02)	0.07	0.06	0.03
Less: Dividend Distributions: From Net Investment Income	(0.05)	(0.07)	(0.06)	(0.06)	(0.06)
From Capital Gains	—	—	—	—	—
Total Distributions	(0.05)	(0.07)	(0.06)	(0.06)	(0.06)
Net Asset Value, End of Period	$1.30	$1.18	$1.27	$1.26	$1.26
Total Return (%)(b)	14.61	(1.75)	5.90	4.79	1.79
Net Assets, End of Period ($ millions)	488	372	384	343	369
Ratio of Net Investment Income to Average Net Assets (%)	4.62	5.05	4.95	4.84	4.30
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.58	0.56	0.53	0.50	0.61
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.58	0.56	0.53	0.47	0.50
Portfolio Turnover Rate (%)(a)	46.27	23.76	17.56	19.03	23.27

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company — a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At December 31, 2009, there were 23 Funds (collectively, "the Funds"): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund and 2045 Retirement Fund (collectively, "Retirement Funds"); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively "Allocation Funds"). The International Fund and the Retirement Funds began operations on November 5, 2007. The Small Cap Value Fund, Small Cap Growth Fund and the Mid Cap Value Fund began operations on July 1, 2005.

Investment Company shares are issued to Mutual of America Life, and on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles ("GAAP"):

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of December 31, 2009, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments as of December 31, 2009, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
Investments at Market Value: (See Summary Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$741,660,934	—		—		$741,660,934
Short-Term Debt Securities	—	$25,199,581		—		$25,199,581
Temporary Cash Investments	—	$71,000		—		$71,000
	$741,660,934	$25,270,581		—		$766,931,515
All America Fund
Common Stock-Indexed	$148,140,564	—		—		$148,140,564
Common Stock-Active	$100,983,519	$158,050	(1)	$761,962	(2)	$101,903,531
Convertible Preferred Stock	—	$55,600		—		$55,600
Short-Term Debt Securities	—	$5,369,766		—		$5,369,766
Temporary Cash Investments	—	$140,400		—		$140,400
	$249,124,083	$5,723,816		$761,962		$255,609,861
Small Cap Value Fund
Common Stock	$190,350,079	$868,550	(1)	$4,471,775	(3)	$195,690,404
Convertible Preferred Stock	—	$425,500		—		$425,500
Short-Term Debt Securities	—	$8,699,957		—		$8,699,957
	$190,350,079	$9,994,007		$4,471,775		$204,815,861
Small Cap Growth Fund
Common Stock	$191,541,517	—		—		$191,541,517
Short-Term Debt Securities	—	$1,599,993		—		$1,599,993
	$191,541,517	$1,599,993		—		$193,141,510
Mid Cap Value Fund
Common Stock	$39,631,930	—		—		$39,631,930
Short-Term Debt Securities	—	$2,269,923		—		$2,269,923
	$39,631,930	$2,269,923		—		$41,901,853
Mid-Cap Equity Index Fund
Common Stock	$356,587,564	—		—		$356,587,564
Short-Term Debt Securities	—	$19,899,640		—		$19,899,640
Temporary Cash Investments	—	$187,800		—		$187,800
	$356,587,564	$20,087,440		—		$376,675,004
International Fund
Common Stock	$32,922,186	—		—		$32,922,186
Short-Term Debt Securities	—	$2,399,990		—		$2,399,990
	$32,922,186	$2,399,990		—		$35,322,176
Composite Fund
Common Stock	$97,262,197	—		—		$97,262,197
U.S. Government Debt	—	$11,481,658		—		$11,481,658
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$21,198,447		—		$21,198,447
Corporate Long-Term Debt	—	$29,757,565		—		$29,757,565
Short-Term Debt	—	$5,499,539		—		$5,499,539
Temporary Cash Investments	—	$110,300		—		$110,300
	$97,262,197	$68,047,509		—		$165,309,706
Retirement Income Fund
Common Stock	$8,844,444	—		—		$8,844,444

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2010 Retirement Fund Common Stock	$14,617,212	—	—	$14,617,212
2015 Retirement Fund Common Stock	$44,059,234	—	—	$44,059,234
2020 Retirement Fund Common Stock	$49,683,457	—	—	$49,683,457
2025 Retirement Fund Common Stock	$41,987,460	—	—	$41,987,460
2030 Retirement Fund Common Stock	$34,733,128	—	—	$34,733,128
2035 Retirement Fund Common Stock	$26,973,412	—	—	$26,973,412
2040 Retirement Fund Common Stock	$22,558,859	—	—	$22,558,859
2045 Retirement Fund Common Stock	$24,979,241	—	—	$24,979,241
Conservative Allocation Fund Common Stock	$38,120,887	—	—	$38,120,887
Moderate Allocation Fund Common Stock	$125,286,212	—	—	$125,286,212
Aggressive Allocation Fund Common Stock	$116,568,914	—	—	$116,568,914
Money Market Fund
U.S. Government Agency Short-Term Debt	—	$70,297,175	—	$70,297,175
Commercial Paper	—	$48,437,238	—	$48,437,238
	—	$118,734,413	—	$118,734,413
Mid-Term Bond Fund
U.S. Government Debt	—	$86,298,065	—	$86,298,065
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$3,332,063	—	$3,362,063
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$19,122,738	—	$19,122,738
Corporate Debt	—	$123,063,706	—	$123,063,706
Temporary Cash Investments	—	$261,900	—	$261,900
	—	$232,078,472	—	$232,078,472
Bond Fund
U.S. Government Debt	—	$100,946,790	—	$100,946,790
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$164,121,123	—	$164,121,123
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$10,860,000	—	$10,860,000
Long-Term Corporate Debt	—	$202,347,519	—	$202,347,519
Sovereign Debt	—	$4,240,248	—	$4,240,248
Short-Term Debt	—	$899,996	—	$899,996
Temporary Cash Investments	—	$31,100	—	$31,100
	—	$483,446,776	—	$483,446,776
Other Financial Instruments:*
Equity Index Fund	$117,782	—	—	$117,782
All America Fund	$20,115	—	—	$20,115
Mid-Cap Equity Index Fund	$472,990	—	—	$472,990

*    Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

(1)  Reflects one security included in "Other Securities" in the Energy section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio, respectively.

(2)  Reflects two securities included in "Other Securities" in the Financials section of the active asset segment of the All America Fund portfolio.

(3)  Reflect securities issued by Ellington Financial and NBH Holdings included in the Financials section of the Small Cap Value Fund portfolio.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended December 31, 2009
Balance December 31, 2008	Realized and Unrealized Gains (Losses)(a)	Net Transfers In/(Out) of Level 3	Balance December 31, 2009	Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31, 2009 Included in Statement of Operations
All America Fund $695,347	(13,746)	$80,361	$761,962	$4,222
Small Cap Value Fund $3,989,652	(74,052)	$556,175	$4,471,775	$24,615

(a)  Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures About Fair Value Measurements." The ASU clarifies existing disclosure regarding fair value measurements. Additionally, effective for interim and annual reporting periods beginning after December 15, 2009, the ASU requires entities to disclose significant transfers into and out of Level 1 and 2 fair value hierarchies and the reasons for those transfers. Effective for interim and annual reporting periods beginning after December 15, 2010, the ASU also requires entities to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, as opposed to the current net number. Management is currently evaluating the impact of ASU 2010-06 on the disclosures of fair value of the Funds' investments.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2009, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $236,684,125, $151,861,862 and $31,834,353, respectively.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund's time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	30%	15%
2010 Retirement Fund	25%	14%	—	—	4%	25%	22%	10%
2015 Retirement Fund	30%	11%	2%	2%	8%	25%	13%	9%
2020 Retirement Fund	35%	11%	4%	4%	9%	24%	13%	—
2025 Retirement Fund	40%	15%	5%	5%	9%	20%	6%	—
2030 Retirement Fund	40%	18%	6%	6%	10%	20%	—	—
2035 Retirement Fund	40%	21%	7%	7%	12%	13%	—	—
2040 Retirement Fund	35%	24%	8%	8%	14%	11%	—	—
2045 Retirement Fund	35%	20%	10%	10%	15%	10%	—	—

Generally, rebalancing of the Retirement Funds' holdings is performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation:	Equity Index (25%), Bond (30%),

Mid-Term Bond (45%).

Moderate Allocation:	Equity Index (35%), Bond (30%),

Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

Aggressive Allocation:	Equity Index (45%), Bond (25%),

Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

Generally, rebalancing of the Allocation Funds' holdings is performed on a monthly basis.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income twice a year and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2009, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2009, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused expire on the dates noted. The Composite, Retirement Income and Mid-Term Bond Funds utilized the following respective amounts of its capital loss carryforward to offset net taxable gains realized in the year ended December 31, 2009: $9,970,637, $5,164 and $720,615. In addition, the Equity Index, All America, Small Cap Value, Composite, and Aggressive Allocation Funds generated post-October 2009 net capital losses of $112,643, $384,318, $1,179,500, $185,041, and $192,001 respectively, which if unused will expire on December 31, 2018.

Expiring on December 31,	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
2009	$0	$0	$0	$0	$0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	(129,927)
2016	(13,944,177)	(8,802,799)	(24,355,943)	(15,945,123)	(824,120)
2017	0	(16,392,544)	(15,058,092)	(28,330,191)	(1,374,534)
Total	$(13,944,177)	$(25,195,343)	$(39,414,035)	$(44,275,314)	$(2,328,581)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31,	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
2009	$0	$0	$0	$0	$0
2010	0	0	(20,417,938)	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	(6,800,156)	0	0
2017	0	(6,700)	(11,795,277)	0	(84,827)
Total	$0	$(6,700)	$(39,013,371)	$0	$(84,827)
Expiring on December 31,	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
2009	$0	$0	$0	$0	$0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	(47,463)	0	0	0	0
Total	$(47,463)	$0	$0	$0	$0
Expiring on December 31,	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
2009	$0	$0	$0	$0	$0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	0	0	0	(85,990)	(919,709)
Total	$0	$0	$0	$(85,990)	$(919,709)
Expiring on December 31,	Money Market Fund	Mid-Term Bond Fund	Bond Fund
2009	$0	$0	$0
2010	0	0	0
2011	0	0	(19,938,423)
2012	0	0	(171,798)
2013	0	0	(439,879)
2014	0	0	(3,306,785)
2015	0	0	0
2016	0	0	0
2017	(2,242)	0	(3,299,948)
Total	$(2,242)	$0	$(27,156,833)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .05% of the value of the net assets of the Retirement Funds, .075% of the value of the net assets of the Equity Index Fund, the Mid-Cap Equity Index Fund and the International Fund, .15% of the value of the net assets of the Money Market Fund, .40% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .55% of the value of the net assets of the Mid Cap Value Fund and .75% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund. The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds (and the Retirement Funds) will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

Prior to May 1, 2006, the Adviser's investment management fee was .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .65% of the value of the net assets of the Mid Cap Value Fund and .85% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund.

Through April 30, 2006, the Adviser contractually limited the expenses of each Fund, other than for brokers' commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds to the Adviser. Effective May 1, 2006, the Adviser terminated its expense limitation policy and each Fund is charged with the full amount of its expenses. Investment company-wide expenses are allocated to each Fund based on its proportional share of net assets or equally, as appropriate.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Funds' assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended December 31, 2009 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Cost of investment purchases	$116,964,804	$75,085,987	$67,058,403	$148,251,254	$10,066,938
Proceeds from sales of investments	$25,120,728	$82,385,125	$62,076,389	$142,607,424	$6,323,009
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$92,538,996	$17,148,920	$45,913,587	$6,778,497	$8,853,904
Proceeds from sales of investments	$41,658,816	$999,528	$43,985,626	$2,068,365	$4,076,347
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$27,052,659	$27,412,715	$23,899,792	$20,017,694	$15,184,876
Proceeds from sales of investments	$8,206,765	$4,281,667	$2,343,918	$1,833,950	$999,550
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$13,720,816	$15,354,420	$15,716,578	$34,605,412	$25,998,195
Proceeds from sales of investments	$732,993	$1,134,048	$4,189,666	$15,718,617	$10,935,952

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$—	$100,202,452	$273,770,428
Proceeds from sales of investments	$—	$43,640,891	$139,219,518

The cost of short-term security purchases for the Money Market Fund for the year ended December 31, 2009, was $1,719,905,503; net proceeds from sales for the year were $1,802,534,395.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2009 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the treatment of distributions from Real Estate Investment Trusts (REITs).

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Unrealized Appreciation	$147,295,131	$34,616,809	$32,342,456	$35,460,514	$3,603,498
Unrealized Depreciation	(118,536,593)	(44,186.974)	(22,361,514)	(8,782,490)	(5,554,912)
Net	$28,758,538	$(9,570,165)	$9,980,942	$26,678,024	$(1,951,414)
Tax Cost of Investments	$738,172,977	$265,180,026	$194,834,919	$166,463,486	$43,853,267
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$49,807,571	$1,335,836	$13,321,334	$444,964	$977,761
Unrealized Depreciation	(51,376,752)	(777,540)	(8,400,361)	(254,629)	(870,724)
Net	$(1,569,181)	$558,296	$4,920,973	$190,335	$107,037
Tax Cost of Investments	$378,244,185	$34,763,880	$160,388,733	$8,654,109	$14,510,175
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$3,003,076	$2,359,776	$2,715,962	$2,453,992	$1,934,327
Unrealized Depreciation	(2,170,802)	(1,744,746)	(797,500)	(788,883)	(466,563)
Net	$832,274	$615,030	$1,918,462	$1,665,109	$1,467,764
Tax Cost of Investments	$43,226,960	$49,068,427	$40,068,998	$33,068,019	$25,505,648
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$1,866,988	$2,452,093	$803,918	$1,696,520	$414,419
Unrealized Depreciation	(312,591)	(366,412)	(1,459,806)	(8,117,212)	(11,777,554)
Net	$1,554,397	$2,085,681	$(655,888)	$(6,420,692)	$(11,363,135)
Tax Cost of Investments	$21,004,462	$22,893,560	$38,776,775	$131,706,904	$127,932,049

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$3,695	$8,239,352	$14,696,840
Unrealized Depreciation	(34)	(2,708,109)	(5,984,916)
Net	$3,661	$5,531,243	$8,711,924
Tax Cost of Investments	$118,730,752	$226,547,229	$474,734,852

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

4.  CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of December 31, 2009, shares authorized were allocated into the 23 series of Funds as follows:

Authorized No. of Shares
Equity Index Fund	500,000,000
All America Fund	400,000,000
Small Cap Value Fund	350,000,000
Small Cap Growth Fund	350,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	400,000,000
International Fund	100,000,000
Composite Fund	200,000,000
Retirement Income Fund	50,000,000
2010 Retirement Fund	50,000,000
2015 Retirement Fund	100,000,000
2020 Retirement Fund	100,000,000
2025 Retirement Fund	100,000,000
2030 Retirement Fund	100,000,000
2035 Retirement Fund	100,000,000
2040 Retirement Fund	100,000,000
2045 Retirement Fund	100,000,000
Conservative Allocation Fund	100,000,000
Moderate Allocation Fund	200,000,000
Aggressive Allocation Fund	200,000,000
Money Market Fund	350,000,000
Mid-Term Bond Fund	350,000,000
Bond Fund	450,000,000
Sub-Total	4,850,000,000
Shares to be allocated at the discretion of the Board of Directors	150,000,000
Total	5,000,000,000

5.  DIVIDENDS

On December 31, 2009, dividend distributions were declared and paid for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2008 were made in accordance with Internal Revenue Sec. 855(a) and paid on August 10, 2009. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2009 and 2008 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2009 and 2008 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)
2009	$12,136,940	$4,552,237	$2,026,043	$0	$505,962
2008	$12,175,938	$4,037,987	$2,021,942	$0	$586,336
Long-Term Capital Gains (b)
2009	$0	$0	$0	$0	$0
2008	$2,030,456	$7,817,028	$69,793	$3,537,395	$0
Return of Capital
2009	$0	$0	$147,499	$—	$20,110
2008	$0	$0	$1,845,074	$0	$82,817

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Ordinary Income (a)
2009	$6,215,815	$716,989	$4,490,475	$3,557	$398,217
2008	$4,707,574	$377,915	$5,645,651	$129,167	$281,959
Long-Term Capital Gains (b)
2009	$1,003,979	$0	$0	$0	$0
2008	$6,672,527	$0	$0	$0	$27,872
Return of Capital
2009	$0	$279,706	$0	$0	$16,645
2008	$0	$0	$0	$0	$0
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)
2009	$1,083,373	$1,160,492	$869,097	$668,472	$472,250
2008	$641,889	$658,512	$423,664	$318,583	$216,139
Long-Term Capital Gains (b)
2009	$0	$53,684	$20,555	$8,971	$12,760
2008	$65,864	$74,362	$64,571	$61,481	$52,057
Return of Capital
2009	$54,360	$978	$5,210	$3,475	$340
2008	$13,675	$6,181	$8,300	$10,334	$9,442
	2040 Retirement Fund	2045 Retirement Equity Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)
2009	$382,954	$409,630	$1,243,401	$3,440,880	$2,105,087
2008	$149,036	$161,860	$932,425	$3,065,729	$2,280,138
Long-Term Capital Gains (b)
2009	$11,661	$10,437	$186,851	$0	$0
2008	$40,620	$39,541	$125,781	$579,965	$278,806
Return of Capital
2009	$131	$1,040	$0	$105,339	$0
2008	$6,215	$5,529	$0	$0	$307,259
	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2009	$103,447	$8,746,678	$19,172,093
2008	$5,642,216	$7,408,865	$19,789,048
Long-Term Capital Gains (b)
2009	$0	$2,161,094	$0
2008	$0	$0	$0
Return of Capital
2009	$0	$0	$0
2008	$0	$0	$0

Notes:

(a)  Includes distributions from Fund-level net short-term capital gains.

(b)  To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2009, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$1,999,957	$3,215,663	$0	$0	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(14,056,822)	$(25,579,661)	$(40,593,535)	$(44,275,313)	$(2,328,581)
Net unrealized appreciation (depreciation) of investments and futures contracts	$28,758,538	$(9,570,165)	$9,980,942	$26,678,024	$(1,951,414)
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$1,962,017	$0	$4,166,967	$261,549	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$1,182,262	$(6,700)	$(39,198,412)	$13,025	$(84,827)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(1,569,181)	$558,296	$4,920,973	$190,335	$107,037
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$0	$0	$0	$0	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(47,463)	$0	$0	$0	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$832,274	$615,030	$1,918,462	$1,665,109	$1,467,764
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$0	$0	$1,380	$0	$323,630
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$0	$0	$8,204	$(85,990)	$(1,111,710)
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,554,397	$2,085,681	$(655,888)	$(6,420,692)	$(11,363,135)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$0	$0	$162,638
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(2,242)	$0	$(27,156,833)
Net unrealized appreciation (depreciation) of investments and futures contracts	$3,661	$5,531,243	$8,711,924

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the Funds may reclassify book to tax differences as a result of the differences arising from the accounting for REIT securities, non-deductible net operating loss, return of capital distributions and Fund distributions for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets are not affected by these reclassifications.

During the year ended December 31, 2009, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$(79,235)	$(49,091)	$(21,390)	$413,892	$(557)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$79,235	$49,091	$168,889	$7,999	$20,667
Paid in capital	$0	$0	$(147,499)	$(421,891)	$(20,110)
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$(324,397)	$279,706	$(479)	$2,928	$(14,354)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$324,397	$0	$9,971,116	$(2,928)	$30,999
Paid in capital	$0	$(279,706)	$(9,970,637)	$0	$(16,645)
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$(22,576)	$(30,915)	$(21,680)	$(21,312)	$(18,100)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$76,936	$31,893	$26,890	$24,787	$18,440
Paid in capital	$(54,360)	$(978)	$(5,210)	$(3,475)	$(340)
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$(14,597)	$(13,502)	$0	$(145,613)	$(32,336)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$14,728	$14,542	$0	$250,952	$32,336
Paid in capital	$(131)	$(1,040)	$0	$(105,339)	$0

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$60,153	$94,211	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$(68,910)	$0
Paid in capital	$(60,153)	$(25,301)	$0

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, distributions from REITs, distribution reclassifications and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes.

6.  SUBSEQUENT EVENTS

Management has considered any events that occurred subsequent to December 31, 2009, the date of the Investment Company's financial statements, through February 26, 2010, the date of the issuance of the financial statements, to determine whether any of those events impacted the financial statements. Management determined that no events have occurred subsequent to the date of the Investment Company's financial statements that have significantly impacted the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors
of Mutual of America Investment Corporation:

We have audited the accompanying statement of assets and liabilities of Mutual of America Investment Corporation (comprised of: Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Mid-Term Bond Fund and Bond Fund (collectively, the "Funds")), including the portfolios of investments in securities for the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Money Market Fund, International Fund, Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund and 2045 Retirement Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Investment Corporation as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

February 26, 2010

MUTUAL OF AMERICA INVESTMENT CORPORATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America with the sole exception of Patrick J. Waide, Jr., who serves on the boards of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service.

The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Investment Corporation at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-468-3785 or through the following websites: http://www.mutualofamerica.com or http://www.sec.gov.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Kevin M. Kearney age 57	since May 2008	Partner, Wingate, Kearney & Cullen	Concern Worldwide, USA

George Mertz age 81	since 1989	Retired, since September 1994	None

Howard J. Nolan age 73	since 1989	President & CEO, United Way of San Antonio & Bexar County	None

Margaret M. Smyth age 46	since December 2007	Vice President, Controller, United Technologies Corporation; prior thereto Vice President and Chief Accounting Officer, 3M Company; prior thereto, Managing Partner, Deloitte & Touche, 2002-2005	Trustee, Concern Worldwide (U.S.) Inc.; Trustee Fellow, Fordham University; Committee on Financial Reporting — Executive Board Member, Financial Executives International ; Global Preparers Group Member, International Accounting Standards Group

Patrick J. Waide, Jr. age 72	since 2003		Trustee, John Simon Guggenheim Memorial Foundation; Director, The National Catholic Reporter Publishing Company; Director, Mutual of America Institutional Funds, Inc.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Manfred Altstadt Chairman of the Board, President and Chief Executive Officer, age 60	since 1992	Senior Executive Vice President and Chief Operating Officer, Mutual of America, and Mutual of America Holding Company, Inc. since 11/07, prior thereto, Senior Executive Vice President and Chief Financial Officer; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation; Chairman and Chief Executive Officer, Mutual of America Capital Management Corporation	Mutual of America; Mutual of America Securities Corporation; Mutual of America Holding Company, Inc, Mutual of America Capital Management Corporation; Calvary Hospital; Calvary Fund; Calvary Holding Company; Army War College Foundation; Hazelden New York; Leader to Leader Institute

Mr. Altstadt is an "interested person" as an officer of the Adviser and of affiliates of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
James J. Roth Executive Vice President and General Counsel, age 60	since May 2009	Senior Executive Vice President and General Counsel, Mutual of America, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, Mutual of America Investment Corporation, and Mutual of America Institutional Funds, Inc; Chairman, President and Chief Executive Officer, Mutual of America Holding Company, Inc.	Mutual of America; Mutual of America Holding Company, Inc.

John R. Greed Senior Executive Vice President, Chief Financial Officer and Treasurer, age 49	since 1997	Senior Executive Vice President and Chief Financial Officer, Mutual of America and Mutual of America Holding Company, Inc. since December 2007; prior thereto, Senior Executive Vice President and Treasurer; Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation and Mutual of America Capital Management Corporation; Chairman of the Board, President and Chief Executive Officer, Mutual of America Institutional Funds, Inc.	Mutual of America Holding Company, Inc. Mutual of America Institutional Funds, Inc.

Thomas L. Martin Executive Vice President and Secretary, age 60	since 2003	Executive Vice President and Deputy General Counsel, Mutual of America since November 2008; prior thereto, Senior Vice President and Associate General Counsel	None

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of December 31, 2009. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Supplemental Dividend Information — Unaudited

Dividends from the Small Cap Growth, International, Money Market, Mid-Term Bond and Bond Funds do not qualify for the corporate dividends received deduction. The following are the percentages of the ordinary dividends distributed in 2009 by the other Investment Corporation Funds that qualify for the corporate dividends received deduction:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Mid-Cap Equity Index Fund	Mid Cap Value Fund
Ordinary dividend qualifying percentage	100%	100%	100%	54.34%	100%
	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund
Ordinary dividend qualifying percentage	40.30%	12.83%	20.20%	24.80%	29.83%
	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund
Ordinary dividend qualifying percentage	40.40%	43.30%	53.50%	48.40%	49.54%
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary dividend qualifying percentage	11.83%	25.90%	48.10%

Important tax information: The following amounts of 2009 long-term capital gains dividends have been designated as qualifying for the 15% reduced rate on long-term capital gains.

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid-Cap Equity Index Fund
Dividends qualifying for reduced long-term capital gains tax rate	$0	$0	$0	$0	$1,003,979
	Mid Cap Value Fund	International	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Dividends qualifying for reduced long-term capital gains tax rate	$0	$0	$0	$0	$0
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Dividends qualifying for reduced long-term capital gains tax rate	$0	$53,684	$20,555	$8,971	$12,760
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Dividends qualifying for reduced long-term capital gains tax rate	$11,661	$10,437	$186,851	$0	$0
	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Dividends qualifying for reduced long-term capital gains tax rate	$0	$2,161,094	$0

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK NY 10022-6839

ADDRESS SERVICE REQUESTED

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Find out more at mutualofamerica.com
or call 1-800-468-3785.

ITEM 2.    CODE OF ETHICS.

Mutual of America Investment Corporation has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940.  The Code consists of two sections.  The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1.  Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002.  It applies specifically to the Corporation’s principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply.  Section A applies to all individuals while Section B applies to the individuals designated in Section B.  Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Section A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Mutual of America Investment Corporation’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2) The audit committee financial expert is Patrick J. Waide, Jr.  He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999.  Mr. Waide is considered an independent director.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

2009: $346,097

2008: $346,502

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) Schedule I — Portfolios of Investments in Securities follows:

(b) Not applicable.

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.3%)
Abercrombie & Fitch Co. Cl A	6,747	235,133
Amazon.com, Inc.*	24,946	3,355,736
Apollo Group, Inc.*	9,462	573,208
AutoNation, Inc.*	6,822	130,641
AutoZone, Inc.*	2,238	353,761
Bed Bath & Beyond, Inc.*	19,764	763,483
Best Buy Co., Inc.	26,323	1,038,706
Big Lots, Inc.*	6,143	178,024
Black & Decker Corp.	4,534	293,939
Carnival Corp.*	33,977	1,076,731
CBS Corp. Cl B	50,649	711,618
Coach, Inc.	24,177	883,186
Comcast Corp. Cl A	212,861	3,588,836
D.R. Horton, Inc.	20,614	224,074
Darden Restaurants, Inc.	9,826	344,598
DeVry, Inc.	4,648	263,681
DIRECTV Group, Inc.*	70,878	2,363,781
Disney (Walt) Co.	142,772	4,604,397
Eastman Kodak Co.*	20,003	84,413
Expedia, Inc.*	15,888	408,480
Family Dollar Stores, Inc.	10,383	288,959
Ford Motor Co.*	241,464	2,414,640
Fortune Brands, Inc.	11,381	491,659
GameStop Corp. Cl A*	12,372	271,442
Gannett Co., Inc.	17,910	265,964
Gap, Inc.	36,459	763,816
Genuine Parts Co.	11,945	453,432
Goodyear Tire & Rubber Co.*	17,948	253,067
H&R Block, Inc.	24,852	562,152
Harley-Davidson, Inc.	17,492	440,798
Harman Int’l. Industries, Inc.	5,213	183,915
Hasbro, Inc.	9,339	299,408
Home Depot, Inc.	127,947	3,701,507
International Game Technology	21,885	410,781
Interpublic Group of Cos., Inc.*	36,182	267,023
Johnson Controls, Inc.	49,918	1,359,766
Kohl’s Corp.*	23,042	1,242,655
Leggett & Platt, Inc.	11,412	232,805
Lennar Corp. Cl A	12,201	155,807
Limited Brands, Inc.	20,054	385,839
Lowe’s Cos., Inc.	110,434	2,583,051
Macy’s, Inc	31,483	527,655
Marriott International, Inc. Cl A	19,012	518,077
Mattel, Inc.	27,149	542,437

McDonald's Corp.	80,451	5,023,360
McGraw-Hill Cos., Inc.	23,673	793,282
Meredith Corp.	2,765	85,300
New York Times Co. Cl A*	8,720	107,779
Newell Rubbermaid, Inc.	20,495	307,630
News Corp. Cl A	167,375	2,291,364
NIKE, Inc. Cl B	28,462	1,880,484
Nordstrom, Inc.	12,337	463,624
O'Reilly Automotive, Inc.*	10,260	391,111
Office Depot, Inc.*	20,530	132,419
Omnicom Group, Inc.	22,952	898,571
Penney (J.C.) Co., Inc.	17,636	469,294
Polo Ralph Lauren Corp.	4,279	346,513
Priceline.com, Inc.*	3,315	724,328
Pulte Homes, Inc.*	23,766	237,660
RadioShack Corp.	9,414	183,573
Ross Stores, Inc.	9,419	402,285
Scripps Networks Interactive, Inc. Cl A	6,722	278,963
Sears Hldgs. Corp.*	3,616	301,755
Sherwin-Williams Co.	7,102	437,838
Staples, Inc.	54,462	1,339,221
Starbucks Corp.*	53,063	1,223,633
Starwood Hotels & Resorts	14,049	513,772
Target Corp.	55,817	2,699,868
Tiffany & Co.	9,372	402,996
Time Warner Cable, Inc.	26,838	1,110,825
Time Warner, Inc.	88,236	2,571,197
TJX Cos., Inc.	31,418	1,148,328
V.F. Corp.	6,681	489,316
Viacom, Inc. Cl B*	45,773	1,360,831
Washington Post Co. Cl B	463	203,535
Whirlpool Corp.	5,532	446,211
Wyndham Worldwide Corp.	13,414	270,560
Wynn Resorts Ltd.	5,258	306,173
Yum! Brands, Inc.	34,907	1,220,698
		71,157,378
CONSUMER STAPLES (11.1%)
Altria Group, Inc.	155,247	3,047,499
Archer-Daniels-Midland Co.	48,355	1,513,995
Avon Products, Inc.	32,011	1,008,347
Brown-Forman Corp. Cl B	8,257	442,328
Campbell Soup Co.	14,445	488,241
Clorox Co.	10,510	641,110
Coca-Cola Co.	174,455	9,943,935
Coca-Cola Enterprises, Inc.	23,798	504,518
Colgate-Palmolive Co.	37,750	3,101,163
ConAgra Foods, Inc.	33,308	767,749
Constellation Brands, Inc. Cl A*	14,790	235,605

Costco Wholesale Corp.	32,524	1,924,445
CVS Caremark Corp.	105,698	3,404,533
Dean Foods Co.*	13,427	242,223
Dr. Pepper Snapple Group, Inc.	19,114	540,926
Estee Lauder Cos., Inc. Cl A	8,963	433,451
General Mills, Inc.	24,709	1,749,644
Heinz (H.J.) Co.	23,987	1,025,684
Hershey Co.	12,612	451,383
Hormel Foods Corp.	5,229	201,055
J.M. Smucker Co.	8,915	550,501
Kellogg Co.	19,200	1,021,440
Kimberly-Clark Corp.	31,478	2,005,463
Kraft Foods, Inc. Cl A	110,602	3,006,162
Kroger Co.	49,464	1,015,496
Lorillard, Inc.	12,214	979,929
McCormick & Co., Inc.	9,841	355,555
Mead Johnson Nutrition Co.*	15,238	660,263
Molson Coors Brewing Co. Cl B	11,784	532,165
Pepsi Bottling Group, Inc.	10,896	408,600
PepsiCo, Inc.	118,947	7,231,978
Philip Morris Int’l., Inc.	145,515	7,012,368
Proctor & Gamble Co.	221,522	13,430,879
Reynolds American, Inc.	12,651	670,123
Safeway, Inc.	30,917	658,223
Sara Lee Corp.	52,884	644,127
SUPERVALU, Inc.	16,042	203,894
Sysco Corp.	45,281	1,265,151
Tyson Foods, Inc. Cl A	22,946	281,547
Wal-Mart Stores, Inc.	159,906	8,546,976
Walgreen Co.	75,475	2,771,442
Whole Foods Market, Inc.*	10,654	292,452
		85,212,568
ENERGY (11.1%)
Anadarko Petroleum Corp.	37,058	2,313,160
Apache Corp.	25,209	2,600,813
Baker Hughes, Inc.	23,583	954,640
BJ Services Co.	22,316	415,078
Cabot Oil & Gas Corp.	7,641	333,071
Cameron International Corp.*	18,184	760,091
Chesapeake Energy Corp.	46,541	1,204,481
Chevron Corp.	150,053	11,552,580
ConocoPhillips	112,219	5,731,024
Consol Energy, Inc.	13,208	657,758
Denbury Resources, Inc.*	18,350	271,580
Devon Energy Corp.	32,820	2,412,270
Diamond Offshore Drilling, Inc.	5,230	514,737
El Paso Corp.	52,298	514,089
EOG Resources, Inc.	18,750	1,824,375

Exxon Mobil Corp.	357,520	24,379,287
FMC Technologies, Inc.*	9,145	528,947
Halliburton Co.	68,148	2,050,573
Hess Corp.	21,409	1,295,245
Marathon Oil Corp.	53,213	1,661,310
Massey Energy Co.	6,248	262,478
Murphy Oil Corp.	14,268	773,326
Nabors Industries Ltd.*	21,031	460,369
National Oilwell Varco, Inc.	32,190	1,419,257
Noble Energy, Inc.	12,974	924,008
Occidental Petroleum Corp.	59,534	4,843,091
Peabody Energy Corp.	20,062	907,003
Pioneer Natural Resources Co.	8,497	409,300
Range Resources Corp.	11,510	573,774
Rowan Cos., Inc.*	8,605	194,817
Schlumberger Ltd.	89,391	5,818,460
Smith International, Inc.	18,977	515,605
Southwestern Energy Co.*	24,928	1,201,530
Spectra Energy Corp.	48,693	998,694
Sunoco, Inc.	8,739	228,088
Tesoro Corp.	10,338	140,080
Valero Energy Corp.	41,978	703,132
Williams Cos., Inc.	43,648	920,100
XTO Energy, Inc.	43,567	2,027,173
		85,295,394
FINANCIALS (13.8%)
Aflac, Inc.	35,203	1,628,139
Allstate Corp.	39,667	1,191,597
American Express Co.	89,580	3,629,782
American Int’l. Group, Inc.*	10,145	304,147
Ameriprise Financial, Inc.	19,095	741,268
Aon Corp.	20,695	793,446
Apartment Investment & Management Co. Cl A	8,750	139,300
Assurant, Inc.	8,867	261,399
AvalonBay Communities, Inc.	6,100	500,871
Bank of America Corp.	735,918	11,082,925
Bank of New York Mellon Corp.	89,794	2,511,538
BB&T Corp.	51,159	1,297,904
Boston Properties, Inc.	10,565	708,595
Capital One Financial Corp.	33,387	1,280,058
CB Richard Ellis Group, Inc. Cl A*	20,184	273,897
Charles Schwab Corp.	70,599	1,328,673
Chubb Corp.	25,716	1,264,713
Cincinnati Financial Corp.	12,267	321,886
Citigroup, Inc.	1,425,998	4,720,053
CME Group, Inc.	5,029	1,689,493
Comerica, Inc.	11,132	329,173
Discover Financial Svcs.	40,904	601,698

E*Trade Financial Corp.*	113,250	198,188
Equity Residential	20,589	695,496
Federated Investors, Inc. Cl B	6,486	178,365
Fifth Third Bancorp	59,302	578,195
First Horizon National Corp.*	16,672	223,398
Franklin Resources, Inc.	11,146	1,174,231
Genworth Financial, Inc. Cl A*	36,133	410,110
Goldman Sachs Group, Inc.	38,349	6,474,845
Hartford Financial Svcs. Group, Inc.	28,671	666,887
HCP, Inc.	22,144	676,278
Health Care REIT, Inc.	9,240	409,517
Host Hotels & Resorts, Inc.*	48,440	565,298
Hudson City Bancorp, Inc.	34,333	471,392
Huntington Bancshares, Inc.	53,893	196,709
IntercontinentalExchange, Inc.*	5,568	625,286
Invesco Ltd.	32,851	771,670
Janus Capital Group, Inc.	13,624	183,243
JPMorgan Chase & Co.	291,901	12,163,515
KeyCorp	66,089	366,794
Kimco Realty Corp.	29,801	403,208
Legg Mason, Inc.	12,233	368,947
Leucadia National Corp.*	14,142	336,438
Lincoln National Corp.	22,955	571,120
Loews Corp.	27,036	982,759
M&T Bank Corp.	6,085	407,026
Marsh & McLennan Cos., Inc.	39,760	877,901
Marshall & Ilsley Corp.	38,969	212,381
MetLife, Inc.	61,566	2,176,358
Moody’s Corp.	15,046	403,233
Morgan Stanley	102,180	3,024,528
Nasdaq OMX Group, Inc.*	11,114	220,279
Northern Trust Corp.	17,719	928,476
NYSE Euronext	19,791	500,712
People’s United Financial, Inc.	25,827	431,311
Plum Creek Timber Co., Inc.	12,309	464,788
PNC Financial Svcs. Grp., Inc.	33,736	1,780,923
Principal Financial Grp., Inc.	24,017	577,369
Progressive Corp.*	50,596	910,222
ProLogis	36,248	496,235
Prudential Financial, Inc.	34,619	1,722,641
Public Storage	10,286	837,795
Regions Financial Corp.	87,253	461,568
Simon Property Group, Inc.	21,466	1,712,960
SLM Corp.*	35,734	402,722
State Street Corp.	35,489	1,545,191
SunTrust Banks, Inc.	37,360	758,034
T. Rowe Price Group, Inc.	18,957	1,009,460
Torchmark Corp.	6,285	276,226

Travelers Cos., Inc.	41,185	2,053,484
U.S. Bancorp	139,946	3,150,185
Unum Group	25,116	490,264
Ventas, Inc.	11,859	518,713
Vornado Realty Trust	11,885	831,248
Wells Fargo & Co.	371,013	10,013,641
XL Capital Ltd. Cl A	25,476	466,975
Zions Bancorporation	10,183	130,648
		106,085,941
HEALTH CARE (12.2%)
Abbott Laboratories	116,614	6,295,990
Aetna, Inc.	32,613	1,033,832
Allergan, Inc.	23,108	1,456,035
AmerisourceBergen Corp.	21,461	559,488
Amgen, Inc.*	74,222	4,198,739
Bard (C.R.), Inc.	7,775	605,673
Baxter International, Inc.	45,724	2,683,084
Becton, Dickinson & Co.	18,013	1,420,505
Biogen Idec, Inc.*	21,388	1,144,258
Boston Scientific Corp.*	111,932	1,007,388
Bristol-Myers Squibb Co.	127,849	3,228,187
Cardinal Health, Inc.	27,136	874,865
CareFusion Corp.*	12,926	323,279
Celgene Corp.*	31,286	1,742,004
Cephalon, Inc.*	5,583	348,435
CIGNA Corp.	20,755	732,029
Coventry Health Care, Inc.*	11,142	270,639
DaVita, Inc.*	7,670	450,536
Dentsply International, Inc.	11,449	402,661
Express Scripts, Inc.*	20,736	1,792,627
Forest Laboratories, Inc.*	22,549	724,048
Genzyme Corp.*	19,640	962,556
Gilead Sciences, Inc.*	68,358	2,958,534
Hospira, Inc.*	12,231	623,781
Humana, Inc.*	12,695	557,184
IMS Health, Inc.	13,703	288,585
Intuitive Surgical, Inc.*	2,884	874,775
Johnson & Johnson	207,619	13,372,740
King Pharmaceuticals, Inc.*	18,359	225,265
Laboratory Corp. of America Hldgs.*	7,976	596,924
Life Technologies Corp.*	13,259	692,518
Lilly (Eli) & Co.	75,430	2,693,605
McKesson Corp.	20,245	1,265,313
Medco Health Solutions, Inc.*	35,607	2,275,643
Medtronic, Inc.	82,693	3,636,838
Merck & Co., Inc.	226,765	8,285,993
Millipore Corp.*	4,185	302,785
Mylan, Inc.*	22,919	422,397

Patterson Cos., Inc.*	7,055	197,399
PerkinElmer, Inc.	8,843	182,077
Pfizer, Inc.	601,241	10,936,574
Quest Diagnostics, Inc.	11,683	705,420
St. Jude Medical, Inc.*	25,152	925,091
Stryker Corp.	21,310	1,073,385
Tenet Healthcare Corp.*	33,368	179,854
Thermo Fisher Scientific, Inc.*	30,931	1,475,099
UnitedHealth Group, Inc.	87,707	2,673,309
Varian Medical Systems, Inc.*	9,318	436,548
Waters Corp.*	7,167	444,067
Watson Pharmaceuticals, Inc.*	7,927	313,988
WellPoint, Inc.*	34,527	2,012,579
Zimmer Hldgs., Inc.*	16,064	949,543
		93,834,671
INDUSTRIALS (9.9%)
3M Co.	52,732	4,359,354
Avery Dennison Corp.	8,409	306,844
Boeing Co.	55,492	3,003,782
Burlington Northern Santa Fe Corp.	19,653	1,938,179
Caterpillar, Inc.	47,021	2,679,727
Cintas Corp.	9,692	252,477
CSX Corp.	29,371	1,424,200
Cummins, Inc.	14,962	686,157
Danaher Corp.	19,366	1,456,323
Deere & Co.	31,203	1,687,770
Donnelley (R.R.) & Sons Co.	15,607	347,568
Dover Corp.	14,092	586,368
Dun & Bradstreet Corp.	3,929	331,490
Eaton Corp.	12,557	798,876
Emerson Electric Co.	56,365	2,401,149
Equifax, Inc.	9,395	290,212
Expeditors Int’l. of Wash.	15,790	548,387
Fastenal Co.	9,886	411,653
FedEx Corp.	23,297	1,944,135
First Solar, Inc.*	3,657	495,158
Flowserve Corp.	4,180	395,135
Fluor Corp.	13,343	600,969
General Dynamics Corp.	29,130	1,985,792
General Electric Co.	801,149	12,121,384
Goodrich Corp.	9,284	596,497
Grainger (W.W.), Inc.	4,763	461,201
Honeywell International, Inc.	57,574	2,256,901
Illinois Tool Works, Inc.	28,905	1,387,151
Iron Mountain, Inc.*	13,673	311,197
ITT Corp.	13,871	689,944
Jacobs Engineering Group, Inc.*	9,210	346,388
L-3 Communications Hldgs., Inc.	8,739	759,856

Lockheed Martin Corp.	23,926	1,802,824
Masco Corp.	27,358	377,814
Monster Worldwide, Inc.*	9,353	162,742
Norfolk Southern Corp.	27,576	1,445,534
Northrop Grumman Corp.	23,476	1,311,135
PACCAR, Inc.	26,952	977,549
Pall Corp.	8,728	315,954
Parker Hannifin Corp.	12,087	651,248
Pitney Bowes, Inc.	15,487	352,484
Precision Castparts Corp.	10,441	1,152,164
Quanta Services, Inc.*	15,623	325,583
Raytheon Co.	28,830	1,485,322
Republic Services, Inc.	24,316	688,386
Robert Half Int’l., Inc.	11,300	302,049
Robinson (C.H.) Worldwide, Inc.	12,425	729,720
Rockwell Automation, Inc.	10,721	503,673
Rockwell Collins, Inc.	11,771	651,643
Roper Industries, Inc.	6,797	355,959
Ryder System, Inc.	4,153	170,979
Snap-On, Inc.	4,311	182,183
Southwest Airlines Co.	56,311	643,635
Stanley Works	6,039	311,069
Stericycle, Inc.*	6,328	349,116
Textron, Inc.	20,549	386,527
Union Pacific Corp.	37,814	2,416,315
United Parcel Service, Inc. Cl B	74,328	4,264,197
United Technologies Corp.	70,296	4,879,245
Waste Management, Inc.	36,413	1,231,124
		76,288,397
INFORMATION TECHNOLOGY (19.0%)
Adobe Systems, Inc.*	38,871	1,429,675
Advanced Micro Devices, Inc.*	42,485	411,255
Affiliated Computer Svcs., Inc. Cl A*	7,341	438,184
Agilent Technologies, Inc.*	25,939	805,925
Akamai Technologies, Inc.*	12,778	323,667
Altera Corp.	21,834	494,103
Amphenol Corp. Cl A	12,688	585,932
Analog Devices, Inc.	21,579	681,465
Apple, Inc.*	66,875	14,101,263
Applied Materials, Inc.	98,713	1,376,059
Autodesk, Inc.*	17,043	433,063
Automatic Data Processing, Inc.	37,852	1,620,823
BMC Software, Inc.*	13,719	550,132
Broadcom Corp. Cl A*	32,133	1,010,583
CA, Inc.	29,603	664,883
Cisco Systems, Inc.*	429,161	10,274,114
Citrix Systems, Inc.*	13,639	567,519
Cognizant Technology Solutions*	21,793	987,223

Computer Sciences Corp.*	11,509	662,113
Compuware Corp.*	17,155	124,031
Corning, Inc.	117,086	2,260,931
Dell, Inc.*	128,783	1,849,324
eBay, Inc.*	85,670	2,016,672
Electronic Arts, Inc.*	24,003	426,053
EMC Corp.*	149,794	2,616,901
Fidelity Nat’l. Information Svcs., Inc.	24,287	569,287
Fiserv, Inc.*	11,475	556,308
FLIR Systems, Inc.*	11,238	367,707
Google, Inc.*	17,948	11,127,401
Harris Corp.	9,880	469,794
Hewlett-Packard Co.	174,790	9,003,433
Int’l. Business Machines Corp.	98,341	12,872,837
Intel Corp.	403,337	8,228,075
Intuit, Inc.*	23,454	720,272
Jabil Circuit, Inc.	13,884	241,165
JDS Uniphase Corp.*	16,728	138,006
Juniper Networks, Inc.*	38,854	1,036,236
KLA-Tencor Corp.	12,714	459,738
Lexmark International, Inc. Cl A*	5,798	150,632
Linear Technology Corp.	16,713	510,415
LSI Corp.*	47,487	285,397
MasterCard, Inc. Cl A	7,059	1,806,963
McAfee, Inc.*	11,768	477,428
MEMC Electronic Materials, Inc.*	16,458	224,158
Microchip Technology, Inc.	13,768	400,098
Micron Technology, Inc.*	63,341	668,881
Microsoft Corp.	570,740	17,401,863
Molex, Inc.	10,055	216,685
Motorola, Inc.*	163,921	1,272,027
National Semiconductor Corp.	17,455	268,109
NetApp, Inc.*	25,886	890,220
Novell, Inc.*	26,310	109,187
Novellus Systems, Inc.*	7,277	169,845
Nvidia Corp.*	41,542	776,005
Oracle Corp.	275,410	6,758,561
Paychex, Inc.	24,125	739,190
QLogic Corp.*	8,608	162,433
QUALCOMM, Inc.	124,779	5,772,277
Red Hat, Inc.*	13,866	428,459
SAIC, Inc.*	23,498	445,052
Salesforce.com, inc.*	8,073	595,545
SanDisk Corp.*	17,094	495,555
Sun Microsystems, Inc.*	56,228	526,856
Symantec Corp.*	60,412	1,080,771
Tellabs, Inc.*	29,055	165,032
Teradata Corp.*	13,018	409,156

Teradyne, Inc.*	12,957	139,029
Texas Instruments, Inc.	92,801	2,418,394
Total System Services, Inc.	14,678	253,489
VeriSign, Inc.*	13,391	324,598
Visa, Inc. Cl A	32,836	2,871,837
Western Digital Corp.*	16,676	736,245
Western Union Co.	51,798	976,392
Xerox Corp.	65,232	551,863
Xilinx, Inc.	20,568	515,434
Yahoo!, Inc.*	88,317	1,481,959
		145,978,192
MATERIALS (3.5%)
Air Products & Chemicals, Inc.	15,807	1,281,315
Airgas, Inc.	6,153	292,883
AK Steel Hldg. Corp.	8,176	174,558
Alcoa, Inc.	72,536	1,169,280
Allegheny Technologies, Inc.	7,198	322,254
Ball Corp.	7,064	365,209
Bemis Co., Inc.	8,231	244,049
CF Industries Hldgs., Inc.	3,687	334,706
Cliffs Natural Resources, Inc.	9,822	452,696
Dow Chemical Co.	85,893	2,373,224
Du Pont (E.I.) de Nemours & Co.	67,785	2,282,321
Eastman Chemical Co.	5,501	331,380
Ecolab, Inc.	17,799	793,479
FMC Corp.	5,426	302,554
Freeport-McMoRan Copper & Gold, Inc.*	32,012	2,570,243
Int’l. Flavors & Fragrances, Inc.	5,955	244,989
International Paper Co.	32,120	860,174
MeadWestvaco Corp.	12,901	369,356
Monsanto Co.	41,003	3,351,995
Newmont Mining Corp.	36,240	1,714,514
Nucor Corp.	23,397	1,091,470
Owens-Illinois, Inc.*	12,556	412,716
Pactiv Corp.*	10,040	242,366
PPG Industries, Inc.	12,570	735,848
Praxair, Inc.	23,064	1,852,270
Sealed Air Corp.	11,981	261,905
Sigma-Aldrich Corp.	9,132	461,440
Titanium Metals Corp.*	6,284	78,676
United States Steel Corp.	10,649	586,973
Vulcan Materials Co.	9,279	488,725
Weyerhaeuser Co.	15,925	687,005
		26,730,573
TELECOMMUNICATION SERVICES (3.1%)
American Tower Corp. Cl A*	29,883	1,291,244
AT&T, Inc.	441,513	12,375,609
CenturyTel, Inc.	22,314	807,990

Frontier Communications Corp.	23,193	181,137
MetroPCS Communications, Inc.*	18,970	144,741
Qwest Communications Int’l., Inc.	111,305	468,594
Sprint Nextel Corp.*	227,376	832,196
Verizon Communications, Inc.	213,187	7,062,885
Windstream Corp.	32,318	355,175
		23,519,571
UTILITIES (3.6%)
AES Corp.*	49,821	663,118
Allegheny Energy, Inc.	12,760	299,605
Ameren Corp.	17,753	496,196
American Electric Power Co., Inc.	35,886	1,248,474
CenterPoint Energy, Inc.	29,099	422,226
CMS Energy Corp.	16,990	266,063
Consolidated Edison, Inc.	21,041	955,893
Constellation Energy Group, Inc.	15,004	527,691
Dominion Resources, Inc.	44,654	1,737,934
DTE Energy Co.	12,280	535,285
Duke Energy Corp.	97,903	1,684,911
Edison International	24,686	858,579
Entergy Corp.	14,188	1,161,146
EQT Corp.	9,759	428,615
Exelon Corp.	49,506	2,419,358
FirstEnergy Corp.	22,918	1,064,541
FPL Group, Inc.	30,950	1,634,779
Integrys Energy Group, Inc.	5,758	241,778
Nicor, Inc.	3,397	143,014
NiSource, Inc.	20,551	316,074
Northeast Utilities	13,121	338,391
Pepco Hldgs., Inc.	16,600	279,710
PG&E Corp.	27,677	1,235,778
Pinnacle West Capital Corp.	7,652	279,910
PPL Corp.	28,100	907,911
Progress Energy Enterprise	20,925	858,134
Public Svc. Enterprise Group, Inc.	37,962	1,262,237
Questar Corp.	12,906	536,502
SCANA Corp.	8,255	311,048
Sempra Energy	18,546	1,038,205
Southern Co.	59,733	1,990,304
TECO Energy, Inc.	16,073	260,704
Wisconsin Energy Corp.	8,666	431,827
Xcel Energy, Inc.	34,039	722,308
		27,558,249
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $709,726,697) 96.6%		741,660,934

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	AAA	0.06	02/11/10	2,400,000	2,399,836
U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	AAA	0.04	02/05/10	800,000	799,969
COMMERCIAL PAPER (2.9%)
Abbott Laboratories†	A-1+	0.05	01/04/10	8,900,000	8,899,963
Emerson Electric†	A-1	0.08	01/20/10	3,100,000	3,099,869
Toyota Motor Credit Corp.	A-1+	0.04	01/06/10	10,000,000	9,999,944
					21,999,776
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $25,199,581) 3.3%					25,199,581

TEMPORARY CASH INVESTMENTS (2)
(Cost: $71,000) 0.0% (3)					71,000

TOTAL INVESTMENTS
(Cost: $734,997,278) 99.9%					766,931,515

OTHER NET ASSETS 0.1%					703,528

NET ASSETS 100.0%					$767,635,043

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

Dectember 31, 2009

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.6%)
Abercrombie & Fitch Co. Cl A	1,347	46,943
Amazon.com, Inc.*	4,983	670,313
Apollo Group, Inc.*	1,890	114,496
AutoNation, Inc.*	1,363	26,101
AutoZone, Inc.*	447	70,657
Bed Bath & Beyond, Inc.*	3,947	152,473
Best Buy Co., Inc.	5,257	207,441
Big Lots, Inc.*	1,227	35,558
Black & Decker Corp.	905	58,671
Carnival Corp.*	6,786	215,048
CBS Corp. Cl B	10,117	142,144
Coach, Inc.	4,829	176,403
Comcast Corp. Cl A	42,517	716,837
D.R. Horton, Inc.	4,118	44,763
Darden Restaurants, Inc.	1,963	68,842
DeVry, Inc.	929	52,702
DIRECTV Group, Inc.*	14,157	472,136
Disney (Walt) Co.	28,517	919,673
Eastman Kodak Co.*	3,996	16,863
Expedia, Inc.*	3,173	81,578
Family Dollar Stores, Inc.	2,074	57,719
Ford Motor Co.*	48,230	482,300
Fortune Brands, Inc.	2,273	98,194
GameStop Corp. Cl A*	2,472	54,236
Gannett Co., Inc.	3,577	53,118
Gap, Inc.	7,282	152,558
Genuine Parts Co.	2,386	90,573
Goodyear Tire & Rubber Co.*	3,585	50,549
H&R Block, Inc.	4,964	112,286
Harley-Davidson, Inc.	3,494	88,049
Harman Int’l. Industries, Inc.	1,042	36,762
Hasbro, Inc.	1,866	59,824
Home Depot, Inc.	25,556	739,335
International Game Technology	4,372	82,062
Interpublic Group of Cos., Inc.*	7,227	53,335
Johnson Controls, Inc.	9,971	271,610
Kohl’s Corp.*	4,602	248,186
Leggett & Platt, Inc.	2,280	46,512
Lennar Corp. Cl A	2,437	31,120
Limited Brands, Inc.	4,006	77,075
Lowe’s Cos., Inc.	22,058	515,937
Macy’s, Inc	6,289	105,404
Marriott International, Inc. Cl A	3,797	103,468
Mattel, Inc.	5,422	108,332
McDonald’s Corp.	16,070	1,003,411
McGraw-Hill Cos., Inc.	4,729	158,469

Meredith Corp.	552	17,029
New York Times Co. Cl A*	1,741	21,519
Newell Rubbermaid, Inc.	4,094	61,451
News Corp. Cl A	33,432	457,684
NIKE, Inc. Cl B	5,685	375,608
Nordstrom, Inc.	2,465	92,635
O’Reilly Automotive, Inc.*	2,050	78,146
Office Depot, Inc.*	4,101	26,451
Omnicom Group, Inc.	4,585	179,503
Penney (J.C.) Co., Inc.	3,523	93,747
Polo Ralph Lauren Corp.	855	69,238
Priceline.com, Inc.*	662	144,647
Pulte Homes, Inc.*	4,747	47,470
RadioShack Corp.	1,881	36,680
Ross Stores, Inc.	1,881	80,338
Scripps Networks Interactive, Inc. Cl A	1,342	55,693
Sears Hldgs. Corp.*	723	60,334
Sherwin-Williams Co.	1,419	87,481
Staples, Inc.	10,878	267,490
Starbucks Corp.*	10,599	244,413
Starwood Hotels & Resorts	2,807	102,652
Target Corp.	11,149	539,277
Tiffany & Co.	1,871	80,453
Time Warner Cable, Inc.	5,360	221,850
Time Warner, Inc.	17,625	513,593
TJX Cos., Inc.	6,276	229,388
V.F. Corp.	1,335	97,775
Viacom, Inc. Cl B*	9,142	271,792
Washington Post Co. Cl B	92	40,443
Whirlpool Corp.	1,105	89,129
Wyndham Worldwide Corp.	2,680	54,056
Wynn Resorts Ltd.	1,050	61,142
Yum! Brands, Inc.	6,973	243,846
		14,213,019
CONSUMER STAPLES (6.6%)
Altria Group, Inc.	31,009	608,707
Archer-Daniels-Midland Co.	9,658	302,392
Avon Products, Inc.	6,394	201,411
Brown-Forman Corp. Cl B	1,650	88,391
Campbell Soup Co.	2,886	97,547
Clorox Co.	2,099	128,039
Coca-Cola Co.	34,846	1,986,222
Coca-Cola Enterprises, Inc.	4,754	100,785
Colgate-Palmolive Co.	7,540	619,411
ConAgra Foods, Inc.	6,652	153,329
Constellation Brands, Inc. Cl A*	2,955	47,073
Costco Wholesale Corp.	6,497	384,427
CVS Caremark Corp.	21,112	680,018
Dean Foods Co.*	2,682	48,383
Dr. Pepper Snapple Group, Inc.	3,818	108,049
Estee Lauder Cos., Inc. Cl A	1,790	86,564

General Mills, Inc.	4,935	349,447
Heinz (H.J.) Co.	4,791	204,863
Hershey Co.	2,519	90,155
Hormel Foods Corp.	1,045	40,180
J.M. Smucker Co.	1,781	109,977
Kellogg Co.	3,835	204,022
Kimberly-Clark Corp.	6,287	400,545
Kraft Foods, Inc. Cl A	22,092	600,461
Kroger Co.	9,879	202,816
Lorillard, Inc.	2,440	195,761
McCormick & Co., Inc.	1,966	71,032
Mead Johnson Nutrition Co.*	3,043	131,853
Molson Coors Brewing Co. Cl B	2,354	106,307
Pepsi Bottling Group, Inc.	2,176	81,600
PepsiCo, Inc.	23,758	1,444,486
Philip Morris Int’l., Inc.	29,066	1,400,691
Proctor & Gamble Co.	44,246	2,682,635
Reynolds American, Inc.	2,527	133,855
Safeway, Inc.	6,176	131,487
Sara Lee Corp.	10,563	128,657
SUPERVALU, Inc.	3,204	40,723
Sysco Corp.	9,044	252,689
Tyson Foods, Inc. Cl A	4,584	56,246
Wal-Mart Stores, Inc.	31,940	1,707,193
Walgreen Co.	15,075	553,554
Whole Foods Market, Inc.*	2,128	58,414
		17,020,397
ENERGY (6.6%)
Anadarko Petroleum Corp.	7,401	461,970
Apache Corp.	5,036	519,564
Baker Hughes, Inc.	4,710	190,661
BJ Services Co.	4,457	82,900
Cabot Oil & Gas Corp.	1,527	66,562
Cameron International Corp.*	3,632	151,818
Chesapeake Energy Corp.	9,296	240,580
Chevron Corp.	29,972	2,307,544
ConocoPhillips	22,414	1,144,683
Consol Energy, Inc.	2,638	131,372
Denbury Resources, Inc.*	3,666	54,257
Devon Energy Corp.	6,556	481,866
Diamond Offshore Drilling, Inc.	1,045	102,849
El Paso Corp.	10,446	102,684
EOG Resources, Inc.	3,746	364,486
Exxon Mobil Corp.	71,411	4,869,511
FMC Technologies, Inc.*	1,827	105,674
Halliburton Co.	13,611	409,555
Hess Corp.	4,277	258,759
Marathon Oil Corp.	10,629	331,837
Massey Energy Co.	1,248	52,428
Murphy Oil Corp.	2,850	154,470
Nabors Industries Ltd.*	4,201	91,960

National Oilwell Varco, Inc.	6,429	283,455
Noble Energy, Inc.	2,592	184,602
Occidental Petroleum Corp.	11,892	967,414
Peabody Energy Corp.	4,008	181,202
Pioneer Natural Resources Co.	1,698	81,793
Range Resources Corp.	2,299	114,605
Rowan Cos., Inc.*	1,718	38,896
Schlumberger Ltd.	17,855	1,162,182
Smith International, Inc.	3,790	102,974
Southwestern Energy Co.*	4,979	239,988
Spectra Energy Corp.	9,726	199,480
Sunoco, Inc.	1,746	45,571
Tesoro Corp.	2,065	27,981
Valero Energy Corp.	8,385	140,449
Williams Cos., Inc.	8,719	183,797
XTO Energy, Inc.	8,702	404,904
		17,037,283
FINANCIALS (8.3%)
Aflac, Inc.	7,032	325,230
Allstate Corp.	7,924	238,037
American Express Co.	17,892	724,984
American Int’l. Group, Inc.*	2,026	60,740
Ameriprise Financial, Inc.	3,814	148,059
Aon Corp.	4,133	158,459
Apartment Investment & Management Co. Cl A	1,748	27,828
Assurant, Inc.	1,772	52,239
AvalonBay Communities, Inc.	1,218	100,010
Bank of America Corp.	146,992	2,213,700
Bank of New York Mellon Corp.	17,936	501,670
BB&T Corp.	10,219	259,256
Boston Properties, Inc.	2,110	141,518
Capital One Financial Corp.	6,669	255,689
CB Richard Ellis Group, Inc. Cl A*	4,032	54,714
Charles Schwab Corp.	14,102	265,400
Chubb Corp.	5,137	252,638
Cincinnati Financial Corp.	2,450	64,288
Citigroup, Inc.	284,828	942,781
CME Group, Inc.	1,004	337,294
Comerica, Inc.	2,224	65,764
Discover Financial Svcs.	8,170	120,181
E*Trade Financial Corp.*	22,621	39,587
Equity Residential	4,113	138,937
Federated Investors, Inc. Cl B	1,296	35,640
Fifth Third Bancorp	11,845	115,489
First Horizon National Corp.*	3,330	44,627
Franklin Resources, Inc.	2,227	234,614
Genworth Financial, Inc. Cl A*	7,218	81,924
Goldman Sachs Group, Inc.	7,660	1,293,314
Hartford Financial Svcs. Group, Inc.	5,727	133,210
HCP, Inc.	4,423	135,078
Health Care REIT, Inc.	1,845	81,770

Host Hotels & Resorts, Inc.*	9,656	112,687
Hudson City Bancorp, Inc.	6,858	94,160
Huntington Bancshares, Inc.	10,764	39,289
IntercontinentalExchange, Inc.*	1,112	124,878
Invesco Ltd.	6,561	154,118
Janus Capital Group, Inc.	2,722	36,611
JPMorgan Chase & Co.	58,304	2,429,528
KeyCorp	13,201	73,266
Kimco Realty Corp.	5,953	80,544
Legg Mason, Inc.	2,443	73,681
Leucadia National Corp.*	2,825	67,207
Lincoln National Corp.	4,585	114,075
Loews Corp.	5,401	196,326
M&T Bank Corp.	1,216	81,338
Marsh & McLennan Cos., Inc.	7,941	175,337
Marshall & Ilsley Corp.	7,783	42,417
MetLife, Inc.	12,298	434,734
Moody’s Corp.	3,005	80,534
Morgan Stanley	20,410	604,136
Nasdaq OMX Group, Inc.*	2,220	44,000
Northern Trust Corp.	3,540	185,496
NYSE Euronext	3,953	100,011
People’s United Financial, Inc.	5,159	86,155
Plum Creek Timber Co., Inc.	2,458	92,814
PNC Financial Svcs. Grp., Inc.	6,739	355,752
Principal Financial Grp., Inc.	4,798	115,344
Progressive Corp.*	10,106	181,807
ProLogis	7,240	99,116
Prudential Financial, Inc.	6,915	344,090
Public Storage	2,054	167,298
Regions Financial Corp.	17,428	92,194
Simon Property Group, Inc.	4,284	341,866
SLM Corp.*	7,137	80,434
State Street Corp.	7,089	308,655
SunTrust Banks, Inc.	7,463	151,424
T. Rowe Price Group, Inc.	3,787	201,658
Torchmark Corp.	1,255	55,157
Travelers Cos., Inc.	8,227	410,198
U.S. Bancorp	27,953	629,222
Unum Group	5,016	97,912
Ventas, Inc.	2,368	103,576
Vornado Realty Trust	2,372	165,914
Wells Fargo & Co.	74,106	2,000,121
XL Capital Ltd. Cl A	5,089	93,281
Zions Bancorporation	2,035	26,109
		21,189,139
HEALTH CARE (7.3%)
Abbott Laboratories	23,292	1,257,535
Aetna, Inc.	6,514	206,494
Allergan, Inc.	4,616	290,854
AmerisourceBergen Corp.	4,287	111,762

Amgen, Inc.*	14,825	838,650
Bard (C.R.), Inc.	1,553	120,979
Baxter International, Inc.	9,133	535,924
Becton, Dickinson & Co.	3,598	283,738
Biogen Idec, Inc.*	4,272	228,552
Boston Scientific Corp.*	22,358	201,222
Bristol-Myers Squibb Co.	25,538	644,835
Cardinal Health, Inc.	5,420	174,741
CareFusion Corp.*	2,582	64,576
Celgene Corp.*	6,249	347,944
Cephalon, Inc.*	1,115	69,587
CIGNA Corp.	4,145	146,194
Coventry Health Care, Inc.*	2,226	54,070
DaVita, Inc.*	1,532	89,990
Dentsply International, Inc.	2,286	80,399
Express Scripts, Inc.*	4,141	357,989
Forest Laboratories, Inc.*	4,504	144,623
Genzyme Corp.*	3,923	192,266
Gilead Sciences, Inc.*	13,653	590,902
Hospira, Inc.*	2,443	124,593
Humana, Inc.*	2,536	111,305
IMS Health, Inc.	2,737	57,641
Intuitive Surgical, Inc.*	576	174,712
Johnson & Johnson	41,469	2,671,018
King Pharmaceuticals, Inc.*	3,667	44,994
Laboratory Corp. of America Hldgs.*	1,593	119,220
Life Technologies Corp.*	2,649	138,357
Lilly (Eli) & Co.	15,067	538,043
McKesson Corp.	4,043	252,688
Medco Health Solutions, Inc.*	7,112	454,528
Medtronic, Inc.	16,517	726,418
Merck & Co., Inc.	45,294	1,655,043
Millipore Corp.*	835	60,412
Mylan, Inc.*	4,578	84,373
Patterson Cos., Inc.*	1,409	39,424
PerkinElmer, Inc.	1,766	36,362
Pfizer, Inc.	120,092	2,184,473
Quest Diagnostics, Inc.	2,334	140,927
St. Jude Medical, Inc.*	5,024	184,783
Stryker Corp.	4,256	214,375
Tenet Healthcare Corp.*	6,664	35,919
Thermo Fisher Scientific, Inc.*	6,178	294,629
UnitedHealth Group, Inc.	17,518	533,949
Varian Medical Systems, Inc.*	1,862	87,235
Waters Corp.*	1,432	88,727
Watson Pharmaceuticals, Inc.*	1,584	62,742
WellPoint, Inc.*	6,897	402,026
Zimmer Hldgs., Inc.*	3,209	189,684
		18,742,426
INDUSTRIALS (6.0%)
3M Co.	10,532	870,680

Avery Dennison Corp.	1,680	61,303
Boeing Co.	11,084	599,977
Burlington Northern Santa Fe Corp.	3,926	387,182
Caterpillar, Inc.	9,392	535,250
Cintas Corp.	1,936	50,433
CSX Corp.	5,867	284,491
Cummins, Inc.	2,989	137,076
Danaher Corp.	3,869	290,949
Deere & Co.	6,233	337,143
Donnelley (R.R.) & Sons Co.	3,117	69,416
Dover Corp.	2,814	117,091
Dun & Bradstreet Corp.	785	66,230
Eaton Corp.	2,508	159,559
Emerson Electric Co.	11,259	479,633
Equifax, Inc.	1,877	57,981
Expeditors Int’l. of Wash.	3,154	109,538
Fastenal Co.	1,975	82,239
FedEx Corp.	4,654	388,376
First Solar, Inc.*	730	98,842
Flowserve Corp.	835	78,933
Fluor Corp.	2,666	120,077
General Dynamics Corp.	5,818	396,613
General Electric Co.	160,021	2,421,118
Goodrich Corp.	1,855	119,184
Grainger (W.W.), Inc.	951	92,085
Honeywell International, Inc.	11,499	450,761
Illinois Tool Works, Inc.	5,774	277,094
Iron Mountain, Inc.*	2,731	62,158
ITT Corp.	2,770	137,780
Jacobs Engineering Group, Inc.*	1,840	69,202
L-3 Communications Hldgs., Inc.	1,746	151,815
Lockheed Martin Corp.	4,779	360,098
Masco Corp.	5,464	75,458
Monster Worldwide, Inc.*	1,869	32,521
Norfolk Southern Corp.	5,508	288,729
Northrop Grumman Corp.	4,690	261,937
PACCAR, Inc.	5,384	195,278
Pall Corp.	1,744	63,133
Parker Hannifin Corp.	2,414	130,066
Pitney Bowes, Inc.	3,094	70,419
Precision Castparts Corp.	2,086	230,190
Quanta Services, Inc.*	3,121	65,042
Raytheon Co.	5,759	296,704
Republic Services, Inc.	4,856	137,473
Robert Half Int’l., Inc.	2,257	60,330
Robinson (C.H.) Worldwide, Inc.	2,482	145,768
Rockwell Automation, Inc.	2,141	100,584
Rockwell Collins, Inc.	2,352	130,207
Roper Industries, Inc.	1,357	71,066
Ryder System, Inc.	830	34,171
Snap-On, Inc.	861	36,386

Southwest Airlines Co.	11,247	128,553
Stanley Works	1,206	62,121
Stericycle, Inc.*	1,264	69,735
Textron, Inc.	4,104	77,196
Union Pacific Corp.	7,553	482,637
United Parcel Service, Inc. Cl B	14,847	851,772
United Technologies Corp.	14,041	974,586
Waste Management, Inc.	7,274	245,934
		15,238,303
INFORMATION TECHNOLOGY (11.4%)
Adobe Systems, Inc.*	7,765	285,597
Advanced Micro Devices, Inc.*	8,485	82,135
Affiliated Computer Svcs., Inc. Cl A*	1,467	87,565
Agilent Technologies, Inc.*	5,182	161,005
Akamai Technologies, Inc.*	2,553	64,667
Altera Corp.	4,362	98,712
Amphenol Corp. Cl A	2,535	117,066
Analog Devices, Inc.	4,311	136,141
Apple, Inc.*	13,358	2,816,668
Applied Materials, Inc.	19,717	274,855
Autodesk, Inc.*	3,404	86,496
Automatic Data Processing, Inc.	7,560	323,719
BMC Software, Inc.*	2,741	109,914
Broadcom Corp. Cl A*	6,419	201,878
CA, Inc.	5,913	132,806
Cisco Systems, Inc.*	85,721	2,052,161
Citrix Systems, Inc.*	2,725	113,387
Cognizant Technology Solutions*	4,353	197,191
Computer Sciences Corp.*	2,298	132,204
Compuware Corp.*	3,427	24,777
Corning, Inc.	23,387	451,603
Dell, Inc.*	25,723	369,382
eBay, Inc.*	17,111	402,793
Electronic Arts, Inc.*	4,795	85,111
EMC Corp.*	29,920	522,702
Fidelity Nat’l. Information Svcs., Inc.	4,852	113,731
Fiserv, Inc.*	2,292	111,116
FLIR Systems, Inc.*	2,245	73,456
Google, Inc.*	3,585	2,222,628
Harris Corp.	1,973	93,816
Hewlett-Packard Co.	34,913	1,798,369
Int’l. Business Machines Corp.	19,643	2,571,269
Intel Corp.	80,563	1,643,485
Intuit, Inc.*	4,685	143,876
Jabil Circuit, Inc.	2,773	48,167
JDS Uniphase Corp.*	3,341	27,563
Juniper Networks, Inc.*	7,761	206,986
KLA-Tencor Corp.	2,540	91,846
Lexmark International, Inc. Cl A*	1,158	30,085
Linear Technology Corp.	3,339	101,973
LSI Corp.*	9,485	57,005

MasterCard, Inc. Cl A	1,410	360,932
McAfee, Inc.*	2,351	95,380
MEMC Electronic Materials, Inc.*	3,288	44,783
Microchip Technology, Inc.	2,750	79,915
Micron Technology, Inc.*	12,652	133,605
Microsoft Corp.	114,000	3,475,855
Molex, Inc.	2,009	43,294
Motorola, Inc.*	32,742	254,078
National Semiconductor Corp.	3,487	53,560
NetApp, Inc.*	5,170	177,796
Novell, Inc.*	5,255	21,808
Novellus Systems, Inc.*	1,454	33,936
Nvidia Corp.*	8,297	154,988
Oracle Corp.	55,011	1,349,970
Paychex, Inc.	4,819	147,654
QLogic Corp.*	1,720	32,456
QUALCOMM, Inc.	24,924	1,152,984
Red Hat, Inc.*	2,770	85,593
SAIC, Inc.*	4,693	88,885
Salesforce.com, inc.*	1,613	118,991
SanDisk Corp.*	3,415	99,001
Sun Microsystems, Inc.*	11,231	105,234
Symantec Corp.*	12,067	215,879
Tellabs, Inc.*	5,804	32,967
Teradata Corp.*	2,600	81,718
Teradyne, Inc.*	2,589	27,780
Texas Instruments, Inc.	18,536	483,048
Total System Services, Inc.	2,932	50,636
VeriSign, Inc.*	2,675	64,842
Visa, Inc. Cl A	6,558	573,563
Western Digital Corp.*	3,331	147,064
Western Union Co.	10,347	195,041
Xerox Corp.	13,030	110,234
Xilinx, Inc.	4,109	102,972
Yahoo!, Inc.*	17,641	296,016
		29,158,364
MATERIALS (2.1%)
Air Products & Chemicals, Inc.	3,158	255,987
Airgas, Inc.	1,228	58,453
AK Steel Hldg. Corp.	1,633	34,865
Alcoa, Inc.	14,489	233,563
Allegheny Technologies, Inc.	1,438	64,379
Ball Corp.	1,411	72,949
Bemis Co., Inc.	1,644	48,745
CF Industries Hldgs., Inc.	736	66,814
Cliffs Natural Resources, Inc.	1,961	90,382
Dow Chemical Co.	17,157	474,048
Du Pont (E.I.) de Nemours & Co.	13,540	455,892
Eastman Chemical Co.	1,098	66,144
Ecolab, Inc.	3,556	158,526
FMC Corp.	1,084	60,444

Freeport-McMoRan Copper & Gold, Inc.*	6,394	513,374
Int’l. Flavors & Fragrances, Inc.	1,189	48,915
International Paper Co.	6,416	171,820
MeadWestvaco Corp.	2,577	73,780
Monsanto Co.	8,190	669,533
Newmont Mining Corp.	7,239	342,477
Nucor Corp.	4,674	218,042
Owens-Illinois, Inc.*	2,508	82,438
Pactiv Corp.*	2,005	48,401
PPG Industries, Inc.	2,510	146,935
Praxair, Inc.	4,607	369,988
Sealed Air Corp.	2,393	52,311
Sigma-Aldrich Corp.	1,824	92,167
Titanium Metals Corp.*	1,256	15,725
United States Steel Corp.	2,127	117,240
Vulcan Materials Co.	1,854	97,650
Weyerhaeuser Co.	3,180	137,185
		5,339,172
TELECOMMUNICATION SERVICES (1.8%)
American Tower Corp. Cl A*	5,968	257,877
AT&T, Inc.	88,188	2,471,910
CenturyTel, Inc.	4,457	161,388
Frontier Communications Corp.	4,633	36,184
MetroPCS Communications, Inc.*	3,790	28,918
Qwest Communications Int’l., Inc.	22,232	93,597
Sprint Nextel Corp.*	45,416	166,223
Verizon Communications, Inc.	42,582	1,410,742
Windstream Corp.	6,456	70,951
		4,697,790
UTILITIES (2.2%)
AES Corp.*	9,952	132,461
Allegheny Energy, Inc.	2,549	59,851
Ameren Corp.	3,546	99,111
American Electric Power Co., Inc.	7,168	249,375
CenterPoint Energy, Inc.	5,812	84,332
CMS Energy Corp.	3,394	53,150
Consolidated Edison, Inc.	4,202	190,897
Constellation Energy Group, Inc.	2,997	105,404
Dominion Resources, Inc.	8,919	347,127
DTE Energy Co.	2,453	106,926
Duke Energy Corp.	19,555	336,542
Edison International	4,930	171,465
Entergy Corp.	2,834	231,935
EQT Corp.	1,950	85,644
Exelon Corp.	9,889	483,275
FirstEnergy Corp.	4,578	212,648
FPL Group, Inc.	6,182	326,533
Integrys Energy Group, Inc.	1,150	48,288
Nicor, Inc.	679	28,586
NiSource, Inc.	4,105	63,135
Northeast Utilities	2,621	67,596

Pepco Hldgs., Inc.	3,316	55,875
PG&E Corp.	5,529	246,870
Pinnacle West Capital Corp.	1,528	55,894
PPL Corp.	5,613	181,356
Progress Energy Enterprise	4,180	171,422
Public Svc. Enterprise Group, Inc.	7,583	252,135
Questar Corp.	2,578	107,167
SCANA Corp.	1,649	62,134
Sempra Energy	3,704	207,350
Southern Co.	11,932	397,574
TECO Energy, Inc.	3,211	52,082
Wisconsin Energy Corp.	1,731	86,256
Xcel Energy, Inc.	6,799	144,275
		5,504,671
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $158,924,227) 57.9%		148,140,564

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	AAA	0.10	05/06/10	600,000	599,786
COMMERCIAL PAPER (1.9%)
Abbott Laboratories†	A-1+	0.05	01/04/10	4,770,000	4,769,980
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES
(Cost: $5,369,772) 2.1%					5,369,766

TOTAL INDEXED ASSETS
(Cost: $164,293,999) 60.0%					153,510,330

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.1%)
Amazon.com, Inc.*	4,335	583,144
Apollo Group, Inc.*	3,278	198,581
California Pizza Kitchen, Inc.*	22,216	298,805
Carter's, Inc.*	6,575	172,594
Deckers Outdoor Corp.*	4,147	421,833
Dillard's, Inc. Cl A	30,943	570,898
Disney (Walt) Co.	15,987	515,581
Family Dollar Stores, Inc.	9,220	256,593
G-III Apparel Group Ltd.*	12,998	281,667
Grand Canyon Education, Inc.*	12,856	244,393
Gymboree Corp.*	6,581	286,208
Home Depot, Inc.	5,711	165,219
Johnson Controls, Inc.	16,811	457,932
Leapfrog Enterprises, Inc.*	13,417	52,460
McDonald's Corp.	13,341	833,012
OfficeMax, Inc.*	38,696	491,052
P.F. Chang's China Bistro, Inc.*	5,573	211,272
Pep Boys - Manny, Moe & Jack	16,490	139,505
Rent-A-Center, Inc.*	16,303	288,889

Shutterfly, Inc.*	13,454	239,616
Smith & Wesson Hldg. Corp.*	38,018	155,494
Sonic Corp.*	19,663	198,006
Staples, Inc.	14,149	347,924
Target Corp.	4,651	224,969
Time Warner Cable, Inc.	8,054	333,355
Time Warner, Inc.	7,682	223,853
TJX Cos., Inc.	3,856	140,937
Tupperware Brands Corp.	21,134	984,210
V.F. Corp.	6,031	441,710
Viacom, Inc. Cl B*	9,964	296,230
WMS Industries, Inc.*	3,448	137,920
Wolverine World Wide, Inc.	7,846	213,568
		10,407,430
CONSUMER STAPLES (2.8%)
American Italian Pasta Co. Cl A*	21,787	757,970
Avon Products, Inc.	10,860	342,090
Campbell Soup Co.	8,443	285,373
Chattem, Inc.*	2,363	220,468
Constellation Brands, Inc. Cl A*	17,548	279,540
Darling International, Inc.*	16,685	139,820
Dr. Pepper Snapple Group, Inc.	13,798	390,483
General Mills, Inc.	8,783	621,924
Great Atlantic & Pacific Tea Co., Inc.*	30,286	357,072
Heinz (H.J.) Co.	6,922	295,985
Molson Coors Brewing Co. Cl B	5,692	257,051
Pantry, Inc.*	22,630	307,542
PepsiCo, Inc.	15,220	925,376
Proctor & Gamble Co.	14,495	878,832
Vector Group Ltd.	8,514	119,196
Wal-Mart Stores, Inc.	19,091	1,020,414
		7,199,136
ENERGY (3.7%)
Apache Corp.	2,741	282,789
Arena Resources, Inc.*	3,906	168,427
Brigham Exploration Co.*	43,746	592,758
Carrizo Oil and Gas, Inc.*	9,627	255,019
Chevron Corp.	9,827	756,581
CNX Gas Corp.*	4,342	128,176
ConocoPhillips	7,795	398,091
Consol Energy, Inc.	4,216	209,957
Ellora Energy, Inc.†	21,800	158,050
Exxon Mobil Corp.	28,567	1,947,984
Halliburton Co.	16,535	497,538
ION Geophysical Corp.*	11,311	66,961
MarkWest Energy Partners LP	17,615	515,591
McMoRan Exploration Co.*	89,231	715,633
Noble Energy, Inc.	3,965	282,387
Occidental Petroleum Corp.	8,131	661,457
Range Resources Corp.	4,664	232,500
Schlumberger Ltd.	6,869	447,103
Southwestern Energy Co.*	3,324	160,217
Superior Well Services, Inc.*	4,743	67,635
T-3 Energy Services, Inc.*	14,111	359,831
Trico Marine Services, Inc.*	15,695	71,255
Williams Cos., Inc.	10,127	213,477
XTO Energy, Inc.	3,339	155,364
		9,344,781

FINANCIALS (6.4%)
Aflac, Inc.	5,494	254,098
AmTrust Financial Svcs., Inc.	6,242	73,780
Ashford Hospitality Trust, Inc.*	65,198	302,519
Aspen Insurance Hldgs. Ltd.	11,833	301,150
BancFirst Corp.	3,094	114,602
Bank Mutual Corp.	32,380	224,070
Bank of America Corp.	58,218	876,763
Bank of Marin Bancorp	2,160	70,330
Bank of New York Mellon Corp.	11,535	322,634
Brookline Bancorp, Inc.	31,755	314,692
Bryn Mawr Bank Corp.	4,100	61,869
Chubb Corp.	6,858	337,276
Citigroup, Inc.	106,440	352,316
CME Group, Inc.	1,610	540,880
DiamondRock Hospitality Co.	21,896	185,459
Dime Community Bancshares	10,335	121,126
Ellington Financial LLC†***	21,000	420,000
FBR Capital Markets Corp.*	15,313	94,634
First Financial Bancorp.	11,133	162,096
First Niagara Financial Group, Inc.	17,620	245,094
Forest City Enterprises, Inc. Cl A*	21,040	247,851
Franklin Resources, Inc.	3,506	369,357
Glacier Bancorp, Inc.	16,879	231,580
Goldman Sachs Group, Inc.	3,998	675,022
Highwoods Properties, Inc.	10,466	349,041
Hudson City Bancorp, Inc.	10,570	145,126
IBERIABANK Corp.	2,955	159,009
iShares Russell 2000 Growth Index Fund	7,025	478,192
JPMorgan Chase & Co.	21,720	905,072
Marlin Business Svcs. Corp.*	18,753	148,711
MB Financial, Inc.	4,510	88,937
Meadowbrook Insurance Group, Inc.	36,043	266,718
Medical Properties Trust, Inc.	7,877	78,770
MFA Financial, Inc.	32,509	238,941
Mid-America Apt. Communities, Inc.	3,599	173,760
National Retail Pptys., Inc.	9,339	198,174
NBH Hldgs. Co.†***	16,887	341,962
NewAlliance Bancshares, Inc.	26,144	313,989
Northwest Bancshares, Inc.	11,123	125,912
Pennsylvania REIT	23,297	197,093
PHH Corp.*	12,742	205,274
PMA Capital Corp. Cl A*	26,214	165,148
ProAssurance Corp.*	5,952	319,682
Progressive Corp.*	18,129	326,141
ProLogis	8,312	113,791
PS Business Parks, Inc.	3,281	164,214
S.Y. Bancorp, Inc.	15,571	332,441
SeaBright Insurance Hldgs., Inc.*	25,564	293,730
Senior Housing Pptys. Trust	22,992	502,835
Signature Bank*	11,054	352,623
Stifel Financial Corp.*	4,530	268,357
T. Rowe Price Group, Inc.	5,451	290,266
Travelers Cos., Inc.	4,399	219,334
U.S. Bancorp	17,584	395,816
United Westen Bancorp, Inc.	47,045	129,844
Wells Fargo & Co.	28,178	760,524
Westamerica Bancorporation	6,267	347,004

Westfield Financial, Inc.	16,919	139,582
		16,435,211
HEALTH CARE (5.3%)
Abbott Laboratories	20,534	1,108,631
Abiomed, Inc.*	33,662	294,206
Acorda Therapeutics, Inc.*	6,751	170,260
Allied Healthcare Int'l., Inc.*	28,294	82,336
Almost Family, Inc.*	6,544	258,684
Alnylam Pharmaceuticals, Inc.*	3,791	66,797
Alphatec Hldgs., Inc.*	85,503	456,586
American Medical Systems Hldgs., Inc.*	8,392	161,882
Amgen, Inc.*	2,752	155,681
Auxilium Pharmaceuticals, Inc.*	4,285	128,464
Baxter International, Inc.	9,754	572,365
Celgene Corp.*	7,989	444,828
Conceptus, Inc.*	19,673	369,065
Cyberonics, Inc.*	8,068	164,910
Emergent Biosolutions, Inc.*	9,504	129,159
Enzon Pharmaceuticals, Inc.*	98,602	1,038,279
ev3, Inc.*	13,718	182,998
Exelixis, Inc.*	32,632	240,498
Genoptix, Inc.*	7,011	249,101
Geron Corp.*	12,331	68,437
Gilead Sciences, Inc.*	16,038	694,125
Human Genome Sciences, Inc.*	9,537	291,832
Inspire Pharmaceuticals, Inc.*	19,432	107,265
Johnson & Johnson	23,050	1,484,651
Laboratory Corp. of America Hldgs.*	4,121	308,416
Magellan Health Svcs., Inc.*	11,142	453,814
McKesson Corp.	6,083	380,188
MedAssets, Inc.*	12,043	255,432
Medco Health Solutions, Inc.*	2,950	188,535
Medivation, Inc.*	5,015	188,815
Medtronic, Inc.	7,768	341,637
Merck & Co., Inc.	12,161	444,363
Mylan, Inc.*	8,752	161,299
Neogen Corp.*	13,707	323,622
Omnicell, Inc.*	16,586	193,890
Onyx Pharmaceuticals, Inc.*	6,016	176,509
Optimer Pharmaceuticals, Inc.*	6,336	71,470
OSI Pharmaceuticals, Inc. - rights*	1,570	0
Regeneron Pharmaceuticals, Inc.*	3,183	76,965
Salix Pharmaceuticals Ltd.*	7,025	178,435
Seattle Genetics, Inc.*	14,486	147,178
St. Jude Medical, Inc.*	4,965	182,613
Steris Corp.	10,649	297,853
UnitedHealth Group, Inc.	5,113	155,844
Varian, Inc.*	2,930	151,012
		13,598,930
INDUSTRIALS (4.9%)
ACCO Brands Corp.*	18,665	135,881
Actuant Corp. Cl A	17,167	318,105
Aircastle Ltd.	22,859	225,161
Alaska Air Group, Inc.*	15,892	549,228
Astec Industries, Inc.*	6,873	185,159
AZZ, Inc.*	15,617	510,676
Belden, Inc.	5,034	110,345
Boeing Co.	11,219	607,284

Cornell Cos., Inc.*	9,041	205,231
CRA International, Inc.*	3,240	86,346
CSX Corp.	7,169	347,625
Cummins, Inc.	8,613	394,992
Deluxe Corp.	5,929	87,690
Encore Wire Corp.	12,811	269,928
Expeditors Int'l. of Wash.	11,126	386,406
FedEx Corp.	5,040	420,588
Flowserve Corp.	3,104	293,421
General Electric Co.	64,638	977,973
Genesee & Wyoming, Inc. Cl A*	16,163	527,560
Graham Corp.	13,335	276,035
Hub Group, Inc. Cl A*	6,860	184,054
Illinois Tool Works, Inc.	6,574	315,486
JetBlue Airways Corp*	16,422	89,500
Kaydon Corp.	9,838	351,807
Miller Industries, Inc.*	20,070	227,795
Mueller Industries, Inc.	22,146	550,107
Old Dominion Freight Line, Inc.*	16,957	520,580
Orion Marine Group, Inc.*	14,605	307,581
Powell Industries, Inc.*	4,642	146,362
RBC Bearings, Inc.*	6,550	159,362
Robbins & Myers, Inc.	8,306	195,357
Southwest Airlines Co.	25,060	286,436
Spherion Corp.*	53,345	299,799
Stanley, Inc.*	5,749	157,580
Sun Hydraulics Corp.	9,857	258,746
Teledyne Technologies, Inc.*	7,048	270,361
Tutor Perini Corp.*	27,939	505,137
Union Pacific Corp.	4,699	300,266
United Technologies Corp.	8,216	570,273
		12,612,223
INFORMATION TECHNOLOGY (8.0%)
Adtran, Inc.	8,575	193,366
Advanced Energy Industries, Inc.*	9,525	143,637
Anixter International, Inc.*	4,212	198,385
Apple, Inc.*	6,576	1,386,615
Applied Materials, Inc.	19,864	276,904
Ariba, Inc.*	11,738	146,960
Autodesk, Inc.*	6,595	167,579
Automatic Data Processing, Inc.	7,639	327,102
BMC Software, Inc.*	4,931	197,733
Brooks Automation, Inc.*	21,625	185,543
Ceragon Networks Ltd.*	21,913	257,259
Cirrus Logic, Inc.*	18,286	124,711
Cisco Systems, Inc.*	37,910	907,565
Coherent, Inc.*	7,718	229,456
Commvault Systems, Inc.*	9,602	227,471
comScore, Inc.*	5,536	97,157
CyberSource Corp.*	5,742	115,472
DemandTec, Inc.*	36,438	319,561
EMC Corp.*	13,736	239,968
FormFactor, Inc.*	9,439	205,393
Forrester Research, Inc.*	5,913	153,442
Global Cash Access Hldgs., Inc.*	70,678	529,378
Google, Inc.*	1,451	899,591
Harmonic, Inc.*	22,875	144,799
Hewlett-Packard Co.	17,580	905,546
Informatica Corp.*	10,559	273,056

Int’l. Business Machines Corp.	8,068	1,056,101
Intevac, Inc.*	18,826	215,934
Lawson Software, Inc.*	27,805	184,903
LogMeIn, Inc.*	9,484	189,206
MasterCard, Inc. Cl A	456	116,727
Microsemi Corp.*	17,295	306,986
Microsoft Corp.	38,074	1,160,876
MKS Instruments, Inc.*	19,866	345,867
Monolithic Power Systems, Inc.*	8,838	211,847
Monotype Imaging Hldgs., Inc.*	16,072	145,130
Nvidia Corp.*	18,034	336,875
Oracle Corp.	28,629	702,556
Parametric Technology Corp.*	30,613	500,216
Plexus Corp.*	15,669	446,567
Polycom, Inc.*	5,307	132,516
QUALCOMM, Inc.	12,918	597,587
RightNow Technologies, Inc.*	4,429	76,932
Riverbed Technology, Inc.*	6,681	153,463
Rogers Corp.*	5,441	164,917
Salary.com, Inc.*	33,472	78,659
Salesforce.com, inc.*	5,480	404,260
Sapient Corp.*	14,104	116,640
ScanSource, Inc.*	4,958	132,379
Semtech Corp.*	25,344	431,101
Solera Hldgs., Inc.	5,724	206,121
Sourcefire, Inc.*	15,385	411,549
SuccessFactors, Inc.*	11,265	186,774
Super Micro Computer, Inc.*	19,797	220,143
Sybase, Inc.*	9,332	405,009
Synaptics, Inc.*	4,596	140,867
Tech Data Corp.*	1,971	91,967
Texas Instruments, Inc.	15,922	414,927
TIBCO Software, Inc.*	43,316	417,133
TNS, Inc.*	7,195	184,840
Virtusa Corp.*	14,923	135,202
Websense, Inc.*	23,512	410,520
Yahoo!, Inc.*	6,609	110,899
		20,397,845
MATERIALS (2.3%)
Allied Nevada Gold Corp.*	10,316	155,565
Ball Corp.	6,286	324,986
Commercial Metals Co.	21,748	340,356
Crown Hldgs., Inc.*	31,526	806,435
Cytec Industries, Inc.	8,355	304,289
Dow Chemical Co.	12,878	355,819
Eastman Chemical Co.	5,150	310,236
Freeport-McMoRan Copper & Gold, Inc.*	4,403	353,517
Innophos Hldgs., Inc.	10,290	236,567
Louisiana-Pacific Corp.*	16,486	115,072
Monsanto Co.	5,045	412,429
NewMarket Corp.	2,182	250,428
Silgan Hldgs., Inc.	12,622	730,561
Taseko Mines Ltd.*	76,889	324,472
US Gold Corp.*	107,378	266,297
Vista Gold Corp.*	15,682	38,421
Walter Energy, Inc.	4,227	318,335
Zep, Inc.	11,838	205,034
		5,848,819

TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	27,241	763,565
CenturyTel, Inc.	9,891	358,153
Consolidated Comms. Hldgs., Inc.	31,149	545,108
Iowa Telecommunications Svcs., Inc.	13,726	230,048
Syniverse Hldgs., Inc.*	27,892	487,552
Windstream Corp.	24,201	265,969
		2,650,395
UTILITIES (1.3%)
Avista Corp.	25,595	552,596
Black Hills Corp.	4,501	119,862
Dominion Resources, Inc.	10,675	415,471
Edison International	2,995	104,166
Entergy Corp.	1,667	136,427
Exelon Corp.	4,430	216,494
FirstEnergy Corp.	4,557	211,673
FPL Group, Inc.	3,414	180,327
Idacorp, Inc.	7,158	228,698
Northwest Natural Gas Co.	5,314	239,343
PNM Resources, Inc.	17,863	225,967
Public Svc. Enterprise Group, Inc.	4,112	136,724
Sempra Energy	5,555	310,969
Unisource Energy Corp.	10,253	330,044
		3,408,761
TOTAL ACTIVE ASSETS - COMMON STOCKS
(Cost: $94,184,004) 39.8%		101,903,531

	Shares	Value
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (3)
Energy XXI (Bermuda) Ltd., 7.25%	556	55,600
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS
(Cost: $55,600) 0.0% (3)		55,600

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25	07/15/10	460,000	0
TOTAL LONG-TERM DEBT SECURITIES
(Cost: $460,000) 0.0%					0

TOTAL ACTIVE ASSETS
(Cost: $94,699,604) 39.8%					101,959,131

TEMPORARY CASH INVESTMENTS (2)
(Cost: $140,400) 0.1%					140,400

TOTAL INVESTMENTS
(Cost: $259,134,003) 99.9%					255,609,861

OTHER NET ASSETS 0.1%					311,506

NET ASSETS 100.0%					$255,921,367

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.8%)
Dillard’s, Inc. Cl A	243,313	4,489,125
Pep Boys - Manny, Moe & Jack	129,688	1,097,160
Rent-A-Center, Inc.*	127,026	2,250,901
Tupperware Brands Corp.	97,053	4,519,758
Wolverine World Wide, Inc.	61,665	1,678,521
		14,035,465

CONSUMER STAPLES (5.0%)
American Italian Pasta Co. Cl A*	170,887	5,945,159
Great Atlantic & Pacific Tea Co., Inc.*	238,145	2,807,730
Pantry, Inc.*	44,390	603,260
Vector Group Ltd.	68,572	960,008
		10,316,157

ENERGY (4.8%)
CNX Gas Corp.*	33,807	997,983
Ellora Energy, Inc.†	119,800	868,550
ION Geophysical Corp.*	88,680	524,986
MarkWest Energy Partners LP	84,471	2,472,466
McMoRan Exploration Co.*	332,620	2,667,612
Superior Well Services, Inc.*	36,739	523,898
T-3 Energy Services, Inc.*	45,023	1,148,087
Trico Marine Services, Inc.*	123,176	559,219
		9,762,801

FINANCIALS (28.6%)
AmTrust Financial Svcs., Inc.	48,550	573,861
Ashford Hospitality Trust, Inc.*	415,444	1,927,660
Aspen Insurance Hldgs. Ltd.	92,870	2,363,542
BancFirst Corp.	24,088	892,220
Bank Mutual Corp.	252,304	1,745,944
Bank of Marin Bancorp	12,590	409,930
Brookline Bancorp, Inc.	247,394	2,451,675
Bryn Mawr Bank Corp.	31,250	471,563
DiamondRock Hospitality Co.	166,790	1,412,711
Dime Community Bancshares	79,010	925,997
Ellington Financial LLC†***	123,900	2,478,000
FBR Capital Markets Corp.*	117,010	723,122
First Niagara Financial Group, Inc.	137,256	1,909,231
Forest City Enterprises, Inc. Cl A*	144,210	1,698,794
Glacier Bancorp, Inc.	133,149	1,826,804
Highwoods Properties, Inc.	80,296	2,677,872
IBERIABANK Corp.	23,020	1,238,706
Marlin Business Svcs. Corp.*	124,218	985,049
MB Financial, Inc.	34,370	677,776
Meadowbrook Insurance Group, Inc.	276,483	2,045,974
Medical Properties Trust, Inc.	61,392	613,920
MFA Financial, Inc.	248,787	1,828,584
Mid-America Apt. Communities, Inc.	27,613	1,333,156
National Retail Pptys., Inc.	71,380	1,514,684
NBH Hldgs. Co.†***	98,458	1,993,775
NewAlliance Bancshares, Inc.	203,711	2,446,569
Northwest Bancshares, Inc.	85,098	963,309
Pennsylvania REIT	178,034	1,506,168
PHH Corp.*	97,380	1,568,792
PMA Capital Corp. Cl A*	205,703	1,295,929
ProAssurance Corp.*	45,656	2,452,184

S.Y. Bancorp, Inc.	67,746	1,446,377
SeaBright Insurance Hldgs., Inc.*	198,956	2,286,004
Senior Housing Pptys. Trust	100,291	2,193,364
Signature Bank*	36,507	1,164,573
United Westen Bancorp, Inc.	369,287	1,019,232
Westamerica Bancorporation	48,835	2,703,994
Westfield Financial, Inc.	131,795	1,087,309
		58,854,354

HEALTH CARE (5.0%)
Abiomed, Inc.*	33,482	292,633
Allied Healthcare Int’l., Inc.*	203,672	592,686
Alphatec Hldgs., Inc.*	318,168	1,699,017
American Medical Systems Hldgs., Inc.*	64,546	1,245,092
Conceptus, Inc.*	90,602	1,699,694
Enzon Pharmaceuticals, Inc.*	440,855	4,642,203
		10,171,325

INDUSTRIALS (16.7%)
Actuant Corp. Cl A	129,150	2,393,150
Aircastle Ltd.	180,718	1,780,072
Alaska Air Group, Inc.*	124,900	4,316,544
AZZ, Inc.*	73,896	2,416,399
Cornell Cos., Inc.*	71,288	1,618,238
CRA International, Inc.*	25,232	672,433
Encore Wire Corp.	97,560	2,055,589
Genesee & Wyoming, Inc. Cl A*	73,434	2,396,886
Kaydon Corp.	74,907	2,678,674
Miller Industries, Inc.*	137,740	1,563,349
Mueller Industries, Inc.	174,672	4,338,852
Old Dominion Freight Line, Inc.*	80,465	2,470,276
Orion Marine Group, Inc.*	111,235	2,342,609
Spherion Corp.*	186,900	1,050,378
Tutor Perini Corp.*	125,207	2,263,743
		34,357,192

INFORMATION TECHNOLOGY (9.2%)
Anixter International, Inc.*	32,803	1,545,021
Cirrus Logic, Inc.*	143,660	979,761
Coherent, Inc.*	60,160	1,788,557
DemandTec, Inc.*	70,792	620,846
Global Cash Access Hldgs., Inc.*	240,733	1,803,090
Microsemi Corp.*	32,170	571,018
MKS Instruments, Inc.*	77,214	1,344,296
Parametric Technology Corp.*	87,014	1,421,809
Plexus Corp.*	37,310	1,063,335
Semtech Corp.*	97,100	1,651,671
Sybase, Inc.*	50,301	2,183,063
Tech Data Corp.*	15,349	716,184
TIBCO Software, Inc.*	203,133	1,956,171
Websense, Inc.*	70,437	1,229,830
		18,874,652

MATERIALS (10.8%)
Commercial Metals Co.	169,390	2,650,954
Crown Hldgs., Inc.*	247,799	6,338,693
Cytec Industries, Inc.	65,093	2,370,687

Louisiana-Pacific Corp.*				129,656	904,999
Silgan Hldgs., Inc.				72,740	4,210,191
Taseko Mines Ltd.*				583,762	2,463,476
US Gold Corp.*				177,546	440,314
Vista Gold Corp.*				102,593	251,353
Walter Energy, Inc.				33,170	2,498,033
					22,128,700

TELECOMMUNICATION SERVICES (2.8%)
Consolidated Comms. Hldgs., Inc.				117,498	2,056,215
Iowa Telecommunications Svcs., Inc.				106,466	1,784,370
Syniverse Hldgs., Inc.*				109,984	1,922,520
					5,763,105

UTILITIES (5.6%)
Avista Corp.				123,693	2,670,532
Black Hills Corp.				34,503	918,815
Idacorp, Inc.				54,510	1,741,595
Northwest Natural Gas Co.				40,493	1,823,805
PNM Resources, Inc.				136,094	1,721,589
Unisource Energy Corp.				79,227	2,550,317
					11,426,653

TOTAL COMMON STOCKS (Cost: $183,653,309) 95.3%					195,690,404

				Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%) Energy XXI (Bermuda) Ltd., 7.25%				4,255	425,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.2%					425,500

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%) GSC Capital Corp.†(4)	NR	7.25	07/15/10	1,890,000	0
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.0%					0

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.2%)
Abbott Laboratories†	A-1+	0.05	01/04/10	3,500,000	3,499,985
Toyota Motor Credit Corp.	A-1+	0.04	01/06/10	5,200,000	5,199,972
					8,699,957
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,699,957) 4.2%					8,699,957

TOTAL INVESTMENTS (Cost: $194,668,766) 99.7%					204,815,861

OTHER NET ASSETS 0.3%					568,553

NET ASSETS 100.0%					$205,384,414

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
California Pizza Kitchen, Inc.*	162,973	2,191,987
Carter's, Inc.*	47,675	1,251,469
Deckers Outdoor Corp.*	30,017	3,053,329
G-III Apparel Group Ltd.*	94,106	2,039,277
Grand Canyon Education, Inc.*	94,292	1,792,491
Gymboree Corp.*	48,163	2,094,609
Leapfrog Enterprises, Inc.*	99,007	387,117
OfficeMax, Inc.*	284,150	3,605,864
P.F. Chang's China Bistro, Inc.*	40,853	1,548,737
Shutterfly, Inc.*	98,631	1,756,618
Smith & Wesson Hldg. Corp.*	278,867	1,140,566
Sonic Corp.*	144,206	1,452,154
Tupperware Brands Corp.	64,272	2,993,147
WMS Industries, Inc.*	25,059	1,002,360
		26,309,725

CONSUMER STAPLES (2.7%)
Chattem, Inc.*	17,068	1,592,444
Darling International, Inc.*	121,154	1,015,271
Pantry, Inc.*	122,100	1,659,339
Vector Group Ltd.	62,402	873,628
		5,140,682

ENERGY (6.6%)
Arena Resources, Inc.*	28,638	1,234,871
Brigham Exploration Co.*	317,822	4,306,487
Carrizo Oil and Gas, Inc.*	70,669	1,872,022
MarkWest Energy Partners LP	49,725	1,455,451
McMoRan Exploration Co.*	295,720	2,371,674
T-3 Energy Services, Inc.*	61,476	1,567,638
		12,808,143

FINANCIALS (6.2%)
First Financial Bancorp.	81,726	1,189,931
iShares Russell 2000 Growth Index Fund	51,050	3,474,974
PS Business Parks, Inc.	24,075	1,204,954
S.Y. Bancorp, Inc.	50,432	1,076,723
Senior Housing Pptys. Trust	72,836	1,592,923
Signature Bank*	46,036	1,468,548
Stifel Financial Corp.*	33,203	1,966,946
		11,974,999

HEALTH CARE (21.3%)
Abiomed, Inc.*	214,271	1,872,729
Acorda Therapeutics, Inc.*	49,032	1,236,587
Almost Family, Inc.*	47,619	1,882,379
Alnylam Pharmaceuticals, Inc.*	27,845	490,629
Alphatec Hldgs., Inc.*	330,995	1,767,513
Auxilium Pharmaceuticals, Inc.*	31,467	943,381
Conceptus, Inc.*	60,144	1,128,301
Cyberonics, Inc.*	59,200	1,210,048
Emergent Biosolutions, Inc.*	69,729	947,617
Enzon Pharmaceuticals, Inc.*	311,998	3,285,339
ev3, Inc.*	100,577	1,341,697
Exelixis, Inc.*	239,372	1,764,172
Genoptix, Inc.*	51,414	1,826,739
Geron Corp.*	89,554	497,025
Human Genome Sciences, Inc.*	68,415	2,093,499

Inspire Pharmaceuticals, Inc.*	142,500	786,600
Magellan Health Svcs., Inc.*	80,965	3,297,704
MedAssets, Inc.*	88,391	1,874,773
Medivation, Inc.*	36,814	1,386,047
Neogen Corp.*	100,566	2,374,363
Omnicell, Inc.*	121,687	1,422,521
Onyx Pharmaceuticals, Inc.*	44,134	1,294,892
Optimer Pharmaceuticals, Inc.*	46,492	524,430
Regeneron Pharmaceuticals, Inc.*	23,282	562,959
Salix Pharmaceuticals Ltd.*	50,400	1,280,160
Seattle Genetics, Inc.*	106,821	1,085,301
Steris Corp.	77,339	2,163,172
Varian, Inc.*	21,490	1,107,595
		41,448,172

INDUSTRIALS (12.1%)
ACCO Brands Corp.*	133,964	975,258
Astec Industries, Inc.*	50,454	1,359,231
AZZ, Inc.*	43,591	1,425,426
Belden, Inc.	36,953	810,010
Deluxe Corp.	43,574	644,459
Genesee & Wyoming, Inc. Cl A*	49,431	1,613,428
Graham Corp.	96,932	2,006,492
Hub Group, Inc. Cl A*	50,281	1,349,039
JetBlue Airways Corp*	120,472	656,572
Old Dominion Freight Line, Inc.*	49,607	1,522,935
Powell Industries, Inc.*	33,717	1,063,097
RBC Bearings, Inc.*	48,100	1,170,273
Robbins & Myers, Inc.	60,251	1,417,104
Spherion Corp.*	153,946	865,177
Stanley, Inc.*	42,133	1,154,866
Sun Hydraulics Corp.	72,451	1,901,839
Teledyne Technologies, Inc.*	51,198	1,963,955
Tutor Perini Corp.*	84,321	1,524,524
		23,423,685

INFORMATION TECHNOLOGY (29.0%)
Adtran, Inc.	62,275	1,404,301
Advanced Energy Industries, Inc.*	69,275	1,044,667
Ariba, Inc.*	85,146	1,066,028
Brooks Automation, Inc.*	157,150	1,348,347
Ceragon Networks Ltd.*	159,192	1,868,914
Commvault Systems, Inc.*	70,341	1,666,378
comScore, Inc.*	40,611	712,723
CyberSource Corp.*	42,180	848,240
DemandTec, Inc.*	199,352	1,748,317
FormFactor, Inc.*	69,224	1,506,314
Forrester Research, Inc.*	43,307	1,123,817
Global Cash Access Hldgs., Inc.*	290,020	2,172,250
Harmonic, Inc.*	166,225	1,052,204
Informatica Corp.*	77,409	2,001,797
Intevac, Inc.*	116,338	1,334,397
Lawson Software, Inc.*	202,014	1,343,393
LogMeIn, Inc.*	68,968	1,375,912
Microsemi Corp.*	96,813	1,718,431
MKS Instruments, Inc.*	72,829	1,267,953
Monolithic Power Systems, Inc.*	64,866	1,554,838
Monotype Imaging Hldgs., Inc.*	116,745	1,054,207

Parametric Technology Corp.*				143,113	2,338,466
Plexus Corp.*				80,151	2,284,304
Polycom, Inc.*				38,925	971,957
RightNow Technologies, Inc.*				28,900	501,993
Riverbed Technology, Inc.*				49,042	1,126,495
Rogers Corp.*				39,913	1,209,763
Salary.com, Inc.*				243,131	571,358
Sapient Corp.*				103,450	855,532
ScanSource, Inc.*				36,380	971,346
Semtech Corp.*				95,282	1,620,747
Solera Hldgs., Inc.				41,942	1,510,331
Sourcefire, Inc.*				111,799	2,990,623
SuccessFactors, Inc.*				82,574	1,369,077
Super Micro Computer, Inc.*				141,348	1,571,790
Sybase, Inc.*				20,928	908,275
Synaptics, Inc.*				33,688	1,032,537
TIBCO Software, Inc.*				117,500	1,131,525
TNS, Inc.*				52,706	1,354,017
Virtusa Corp.*				108,495	982,965
Websense, Inc.*				106,588	1,861,026
					56,377,555

MATERIALS (4.5%)
Allied Nevada Gold Corp.*				75,750	1,142,310
Innophos Hldgs., Inc.				67,192	1,544,744
NewMarket Corp.				15,729	1,805,217
Silgan Hldgs., Inc.				23,130	1,338,764
US Gold Corp.*				621,532	1,541,399
Vista Gold Corp.*				20,036	49,088
Zep, Inc.				77,336	1,339,460
					8,760,982

TELECOMMUNICATION SERVICES (2.0%)
Consolidated Comms. Hldgs., Inc.				115,830	2,027,025
Syniverse Hldgs., Inc.*				101,229	1,769,483
					3,796,508

UTILITIES (0.8%) Avista Corp.				69,526	1,501,066

TOTAL COMMON STOCKS (Cost: $164,268,237) 98.8%					191,541,517

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.8%) Abbott Laboratories†	A-1+	0.05	01/04/10	1,600,000	1,599,993
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,599,993) 0.8%					1,599,993

TOTAL INVESTMENTS (Cost: $165,868,230) 99.6%					193,141,510

OTHER NET ASSETS 0.4%					754,586

NET ASSETS 100.0%					$193,896,096

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION -  MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.3%)
Black & Decker Corp.	4,570	296,273
Burger King Hldgs., Inc.	17,480	328,974
CBS Corp. Cl B	28,910	406,186
Discovery Communications, Inc. Cl C*	5,662	150,156
DreamWorks Animation SKG Cl A*	6,790	271,261
Fortune Brands, Inc.	5,235	226,152
GameStop Corp. Cl A*	10,540	231,248
Mohawk Industries, Inc.*	4,857	231,193
Newell Rubbermaid, Inc.	25,511	382,920
Penney (J.C.) Co., Inc.	3,634	96,701
PetSmart, Inc.	9,646	257,452
Polo Ralph Lauren Corp.	6,287	509,121
Rent-A-Center, Inc.*	11,925	211,311
V.F. Corp.	9,831	720,022
		4,318,970

CONSUMER STAPLES (5.8%)
Avon Products, Inc.	12,116	381,654
Clorox Co.	5,345	326,045
Coca-Cola Enterprises, Inc.	17,931	380,137
J.M. Smucker Co.	6,705	414,034
Safeway, Inc.	17,280	367,891
Vector Group Ltd.	39,702	555,828
		2,425,589

ENERGY (8.9%)
Arch Coal, Inc.	17,840	396,940
CNX Gas Corp.*	11,097	327,583
Denbury Resources, Inc.*	21,020	311,096
Enterprise Products Partners LP	6,224	195,496
Noble Energy, Inc.	8,310	591,838
Plains Exploration & Production Co.*	12,590	348,239
Pride International, Inc.*	15,300	488,223
Range Resources Corp.	14,211	708,418
Spectra Energy Corp.	17,321	355,254
		3,723,087

FINANCIALS (22.6%)
American Financial Group, Inc.	22,287	556,061
Ameriprise Financial, Inc.	15,376	596,896
Annaly Capital Mgmt., Inc.	17,048	295,783
Aon Corp.	12,975	497,462
Associated Banc-Corp.	34,671	381,728
Assurant, Inc.	7,564	222,987
BOK Financial Corp.	11,721	556,982
Boston Properties, Inc.	5,770	386,994
Developers Diversified Realty Corp.	12,145	112,463
Discover Financial Svcs.	5,967	87,775
Equity Residential	16,783	566,930
Everest Re Group Ltd.	2,416	207,003
Fulton Financial Corp.	39,399	343,559
Genworth Financial, Inc. Cl A*	17,034	193,336
HCC Insurance Hldgs., Inc.	5,020	140,409
Host Hotels & Resorts, Inc.*	34,058	397,457
Marsh & McLennan Cos, Inc.	12,252	270,524
National Retail Pptys., Inc.	16,280	345,462

People’s United Financial, Inc.	40,023	668,384
Principal Financial Grp., Inc.	6,644	159,722
Progressive Corp.*	17,732	318,999
ProLogis	32,068	439,011
Public Storage	5,050	411,323
SPDR KBW	7,420	165,095
StanCorp Financial Group, Inc.	12,752	510,335
Vornado Realty Trust	9,723	680,036
		9,512,716

HEALTH CARE (5.6%)
AmerisourceBergen Corp.	17,434	454,504
CIGNA Corp.	11,344	400,103
Hospira, Inc.*	9,214	469,914
Laboratory Corp. of America Hldgs.*	4,550	340,522
Mettler-Toledo Int’l., Inc.*	4,944	519,071
Mylan, Inc.*	8,800	162,184
		2,346,298

INDUSTRIALS (10.4%)
Alliant TechSystems, Inc.*	4,777	421,666
Con-way, Inc.	7,320	255,541
Donnelley (R.R.) & Sons Co.	21,092	469,719
General Cable Corp.*	11,630	342,155
ITT Corp.	4,899	243,676
Joy Global, Inc.	8,110	418,395
Kirby Corp.*	13,650	475,430
L-3 Communications Hldgs., Inc.	3,310	287,805
Lincoln Electric Hldgs., Inc.	5,929	316,964
Precision Castparts Corp.	5,791	639,037
Shaw Group, Inc.*	11,230	322,863
Southwest Airlines Co.	15,621	178,548
		4,371,799

INFORMATION TECHNOLOGY (7.1%)
Amdocs Ltd.*	13,402	382,359
Lender Processing Svcs., Inc.	5,310	215,905
McAfee, Inc.*	4,540	184,188
Micron Technology, Inc.*	35,995	380,107
NCR Corp.*	15,786	175,698
SAIC, Inc.*	20,560	389,406
Sybase, Inc.*	12,501	542,543
Teradata Corp.*	12,406	389,921
Xerox Corp.	36,231	306,514
		2,966,641

MATERIALS (10.5%)
Agnico-Eagle Mines Ltd.	7,257	391,878
CF Industries Hldgs., Inc.	3,060	277,787
Crown Hldgs., Inc.*	51,378	1,314,244
Cytec Industries, Inc.	13,332	485,551
Eastman Chemical Co.	7,251	436,800
Lubrizol Corp.	8,662	631,893
Sonoco Products Co.	21,391	625,687
Steel Dynamics, Inc.	13,681	242,427
		4,406,267

TELECOMMUNICATION SERVICES (2.1%)
CenturyTel, Inc.	13,901	503,355
Windstream Corp.	35,050	385,200
		888,555

UTILITIES (11.1%)
American Electric Power Co., Inc.	16,061	558,762
Edison International	18,275	635,605
Energen Corp.	13,697	641,020
Entergy Corp.	6,208	508,063
ITC Hldgs. Corp.	5,940	309,415
Pepco Hldgs., Inc.	25,532	430,214
PG&E Corp.	14,078	628,583
PPL Corp.	12,669	409,335
Sempra Energy	9,843	551,011
		4,672,008

TOTAL COMMON STOCKS (Cost: $41,586,532) 94.4%		39,631,930

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.4%)
Abbott Laboratories†	A-1+	0.05	01/04/10	670,000	669,997
Nestle Capital Corp.†	A-1+	0.08	02/02/10	1,000,000	999,929
Toyota Motor Credit Corp.	A-1+	0.04	01/06/10	600,000	599,997
					2,269,923
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,269,923) 5.4%					2,269,923

TOTAL INVESTMENTS (Cost: $43,856,455) 99.8%					41,901,853

OTHER NET ASSETS 0.2%					70,743

NET ASSETS 100.0%					$41,972,596

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
99 Cents Only Stores*	17,910	234,084
Aaron’s, Inc.	21,253	589,346
Advance Auto Parts, Inc.	37,346	1,511,766
Aeropostale, Inc.*	26,005	885,470
American Eagle Outfitters, Inc.	83,098	1,411,004
American Greetings Corp. Cl A	15,949	347,529
AnnTaylor Stores Corp.*	24,003	327,401
Barnes & Noble, Inc.	15,864	302,526
Bob Evans Farms, Inc.	11,821	342,218
BorgWarner, Inc.	46,303	1,538,186
Boyd Gaming Corp.*	21,088	176,507
Brink’s Home Security Hldgs., Inc.*	18,365	599,434
Brinker International, Inc.	38,390	572,779
Career Education Corp.*	28,072	654,358
CarMax, Inc.*	85,187	2,065,785
Cheesecake Factory, Inc.*	23,495	507,257
Chico’s FAS, Inc.*	71,595	1,005,910
Chipotle Mexican Grill, Inc. Cl A*	12,547	1,106,144
Coldwater Creek, Inc.*	23,216	103,543
Collective Brands, Inc.*	25,767	586,715
Corinthian Colleges, Inc.*	34,075	469,213
Dick’s Sporting Goods, Inc.*	34,618	860,950
Dollar Tree, Inc.*	34,791	1,680,405
DreamWorks Animation SKG Cl A*	29,673	1,185,436
Foot Locker, Inc.	61,486	684,954
Fossil, Inc.*	19,549	656,064
Gentex Corp.	55,248	986,177
Guess?, Inc.	23,595	998,069
Hanesbrands, Inc.*	37,751	910,177
Harte-Hanks, Inc.	15,113	162,918
International Speedway Corp. Cl A	12,119	344,786
ITT Educational Svcs., Inc.*	12,311	1,181,364
J. Crew Group, Inc.*	23,124	1,034,568
KB Home	30,716	420,195
Lamar Advertising Co. Cl A*	20,500	637,345
Life Time Fitness, Inc.*	16,384	408,453
LKQ Corp.*	55,616	1,089,517
Matthews International Corp. Cl A	11,998	425,089
MDC Hldgs., Inc.	14,967	464,576
Mohawk Industries, Inc.*	22,530	1,072,428
Netflix, Inc.*	17,116	943,776
NVR, Inc.*	2,380	1,691,490
Panera Bread Co. Cl A*	12,281	822,459
PetSmart, Inc.	49,181	1,312,641

Phillips-Van Heusen Corp.	20,643	839,757
Regis Corp.	23,031	358,593
Rent-A-Center, Inc.*	26,011	460,915
Ryland Group, Inc.	17,345	341,697
Saks, Inc.*	62,969	413,077
Scholastic Corp.	9,988	297,942
Scientific Games Corp. Cl A*	25,473	370,632
Service Corp. International	100,553	823,529
Sotheby’s	25,826	580,568
Strayer Education, Inc.	5,640	1,198,444
The Warnaco Group, Inc.*	18,511	780,979
Thor Industries, Inc.	13,593	426,820
Timberland Co. Cl A*	17,784	318,867
Toll Brothers, Inc.*	54,602	1,027,064
Tupperware Brands Corp.	26,190	1,219,668
Under Armour, Inc. Cl A*	14,961	407,986
Urban Outfitters, Inc.*	51,621	1,806,219
Wendy’s/Arby’s Group, Inc.	142,947	670,421
Wiley (John) & Sons, Inc. Cl A	16,859	706,055
Williams-Sonoma, Inc.	42,395	880,968
WMS Industries, Inc.*	20,702	828,080
		50,069,293

CONSUMER STAPLES (3.8%)
Alberto-Culver Co.	34,571	1,012,585
BJ’s Wholesale Club, Inc.*	21,853	714,812
Church & Dwight Co., Inc.	28,051	1,695,683
Corn Products Int’l., Inc.	29,648	866,611
Energizer Hldgs., Inc.*	27,370	1,677,234
Flowers Foods, Inc.	30,504	724,775
Green Mountain Coffee Roasters, Inc.*	13,781	1,122,738
Hansen Natural Corp.*	27,810	1,067,904
Lancaster Colony Corp.	7,713	383,336
NBTY, Inc.*	24,558	1,069,255
PepsiAmericas, Inc.	22,392	655,190
Ralcorp Hldgs., Inc.*	22,375	1,336,011
Ruddick Corp.	16,047	412,889
Smithfield Foods, Inc.*	56,063	851,597
Tootsie Roll Industries, Inc.	10,374	284,040
Universal Corp.	9,782	446,157
		14,320,817

ENERGY (6.4%)
Arch Coal, Inc.	63,480	1,412,430
Atwood Oceanics, Inc.*	22,675	812,899
Bill Barrett Corp.*	15,130	470,694
Cimarex Energy Co.	32,635	1,728,676
Comstock Resources, Inc.*	18,044	732,045
Encore Aquisition Co.*	21,869	1,050,149

Exterran Hldgs., Inc.*	25,167	539,832
Forest Oil Corp.*	44,241	984,362
Frontier Oil Corp.	41,466	499,251
Helix Energy Solutions Group*	35,964	422,577
Helmerich & Payne, Inc.	41,291	1,646,685
Mariner Energy, Inc.*	39,563	459,326
Newfield Exploration Co.*	51,038	2,461,568
Oceaneering Int’l., Inc.*	21,603	1,264,208
Overseas Shipholding Group, Inc.	9,173	403,153
Patriot Coal Corp.*	29,201	451,447
Patterson-UTI Energy, Inc.	60,415	927,370
Plains Exploration & Production Co.*	55,405	1,532,502
Pride International, Inc.*	68,397	2,182,548
Quicksilver Resources, Inc.*	46,799	702,453
Southern Union Co.	48,624	1,103,765
Superior Energy Services, Inc.*	30,606	743,420
Tidewater, Inc.	20,511	983,502
Unit Corp.*	15,916	676,430
		24,191,292

FINANCIALS (18.2%)
Affiliated Managers Group, Inc.*	16,567	1,115,787
Alexandria Real Estate Equities, Inc.	17,144	1,102,188
AMB Property Corp.	59,073	1,509,315
American Financial Group, Inc.	31,530	786,674
AmeriCredit Corp.*	38,249	728,261
Apollo Investment Corp.	69,031	657,865
Associated Banc-Corp.	49,526	545,281
Astoria Financial Corp.	30,888	383,938
BancorpSouth, Inc.	28,398	666,217
Bank of Hawaii Corp.	18,954	891,975
Berkley (W.R.) Corp.	54,335	1,338,814
BRE Properties, Inc.	21,435	709,070
Brown & Brown, Inc.	46,843	841,769
Camden Property Trust	25,472	1,079,249
Cathay General Bancorp	25,950	195,923
City National Corp.	16,800	766,080
Commerce Bancshares, Inc.	28,664	1,109,870
Corporate Office Pptys. Trust	23,043	844,065
Cousins Properties, Inc.	39,495	301,347
Cullen/Frost Bankers, Inc.	23,479	1,173,950
Duke Realty Corp.	88,588	1,078,116
Eaton Vance Corp.	46,634	1,418,140
Equity One, Inc.	13,120	212,150
Essex Property Trust, Inc.	11,474	959,800
Everest Re Group Ltd.	23,877	2,045,781
Federal Realty Investment Trust	23,869	1,616,409
Fidelity Nat’l. Financial, Inc. Cl A	92,133	1,240,110

First American Corp.	39,327	1,302,117
First Niagara Financial Group, Inc.	72,893	1,013,942
FirstMerit Corp.	33,349	671,649
Fulton Financial Corp.	68,965	601,375
Gallagher (Arthur J.) & Co.	40,512	911,925
Hanover Insurance Group, Inc.	19,910	884,601
HCC Insurance Hldgs., Inc.	44,251	1,237,701
Highwoods Properties, Inc.	28,031	934,834
Horace Mann Educators Corp.	15,546	194,325
Hospitality Properties Trust	49,285	1,168,547
International Bancshares Corp.	20,066	379,849
Jefferies Group, Inc.*	47,925	1,137,260
Jones Lang LaSalle, Inc.	16,573	1,001,009
Liberty Property Trust	44,544	1,425,853
Mack-Cali Realty Corp.	31,248	1,080,243
Mercury General Corp.	13,835	543,162
MSCI, Inc. Cl A*	42,063	1,337,603
Nationwide Health Pptys., Inc.	45,110	1,586,970
New York Community Bancorp, Inc.	163,888	2,378,015
NewAlliance Bancshares, Inc.	41,802	502,042
Old Republic Int’l. Corp.	94,783	951,621
OMEGA Healthcare Investors, Inc.	33,436	650,330
PacWest Bancorp	11,440	230,516
Potlatch Corp.	15,768	502,684
Protective Life Corp.	34,217	566,291
Raymond James Financial, Inc.	38,773	921,634
Rayonier, Inc.	31,839	1,342,332
Realty Income Corp.	41,124	1,065,523
Regency Centers Corp.	31,705	1,111,577
Reinsurance Grp. of America, Inc.	29,028	1,383,184
SEI Investments Co.	51,795	907,448
Senior Housing Pptys. Trust	50,251	1,098,989
SL Green Realty Corp	31,103	1,562,615
StanCorp Financial Group, Inc.	19,513	780,910
SVB Financial Group*	16,056	669,375
Synovus Financial Corp.	181,634	372,350
TCF Financial Corp.	43,521	592,756
The Macerich Co.	38,459	1,382,602
Trustmark Corp.	21,532	485,331
UDR, Inc.	60,411	993,157
Unitrin, Inc.	19,986	440,691
Valley National Bancorp	57,461	811,924
Waddell & Reed Financial, Inc. Cl A	33,856	1,033,962
Washington Federal, Inc.	44,002	850,999
Webster Financial Corp.	25,520	302,922
Weingarten Realty Investors	41,879	828,785
Westamerica Bancorporation	11,546	639,302

Wilmington Trust Corp.	26,818	330,934
		68,421,910

HEALTH CARE (11.5%)
Affymetrix, Inc.*	27,299	159,426
Beckman Coulter, Inc.	28,139	1,841,416
Bio-Rad Laboratories, Inc. Cl A*	7,654	738,305
Cerner Corp.*	26,569	2,190,348
Charles River Laboratories Int’l., Inc.*	25,959	874,559
Community Health Systems, Inc.*	36,730	1,307,588
Covance, Inc.*	25,279	1,379,475
Edwards Lifesciences Corp.*	22,459	1,950,564
Endo Pharmaceuticals Hldgs., Inc.*	46,365	950,946
Gen-Probe, Inc.*	19,250	825,825
Health Management Associates, Inc. Cl A*	99,017	719,854
Health Net, Inc.*	40,824	950,791
Hill-Rom Hldgs., Inc.	24,317	583,365
Hologic, Inc.*	101,729	1,475,071
IDEXX Laboratories, Inc.*	23,227	1,241,251
Immucor, Inc.*	27,946	565,627
Kindred Healthcare, Inc.*	15,369	283,712
Kinetic Concepts, Inc.*	24,189	910,716
LifePoint Hospitals, Inc.*	21,577	701,468
Lincare Hldgs., Inc.*	26,856	996,895
Masimo Corp.*	20,409	620,842
Medicis Pharmaceutical Corp. Cl A	23,609	638,623
Mettler-Toledo Int’l., Inc.*	13,477	1,414,950
Omnicare, Inc.	46,856	1,132,978
OSI Pharmaceuticals, Inc.*	23,174	719,089
Owens & Minor, Inc.	16,764	719,679
Perrigo Co.	32,297	1,286,712
Pharmaceutical Product Development, Inc.	45,340	1,062,770
Psychiatric Solutions, Inc.*	22,589	477,531
ResMed, Inc.*	29,576	1,545,938
Schein (Henry), Inc.*	35,538	1,869,299
Steris Corp.	23,035	644,289
Techne Corp.	14,697	1,007,626
Teleflex, Inc.	15,783	850,546
Thoratec Corp.*	22,845	614,987
United Therapeutics Corp.*	18,613	979,974
Universal Health Svcs., Inc. Cl B	38,528	1,175,104
Valeant Pharmaceuticals Int’l.*	26,350	837,667
Varian, Inc.*	11,411	588,123
VCA Antech, Inc.*	33,778	841,748
Vertex Pharmaceuticals, Inc.*	74,974	3,212,641
WellCare Health Plans, Inc.*	16,696	613,745
		43,502,063

INDUSTRIALS (13.8%)
Aecom Technology Corp.*	44,522	1,224,355
AGCO Corp.*	36,060	1,166,180
AirTran Hldgs., Inc.*	54,101	282,407
Alaska Air Group, Inc.*	14,056	485,775
Alexander & Baldwin, Inc.	16,033	548,810
Alliant TechSystems, Inc.*	13,123	1,158,367
AMETEK, Inc.	42,179	1,612,925
BE Aerospace, Inc.*	40,047	941,105
Bucyrus International, Inc.	30,599	1,724,866
Carlisle Cos., Inc.	24,115	826,180
Clean Harbors, Inc.*	8,998	536,371
Con-way, Inc.	18,607	649,570
Copart, Inc.*	26,587	973,882
Corporate Executive Board Co.	13,144	299,946
Corrections Corp. of America*	46,179	1,133,694
Crane Co.	18,501	566,501
Deluxe Corp.	19,848	293,552
Donaldson Co., Inc.	30,500	1,297,470
Federal Signal Corp.	18,755	112,905
FTI Consulting, Inc.*	20,485	966,073
GATX Corp.	18,396	528,885
Graco, Inc.	23,787	679,595
Granite Construction, Inc.	13,361	449,731
Harsco Corp.	31,374	1,011,184
HNI Corp.	17,400	480,762
Hubbell, Inc. Cl B	23,236	1,099,063
Hunt (J.B.) Transport Svcs., Inc.	34,919	1,126,836
IDEX Corp.	31,760	989,324
JetBlue Airways Corp*	85,898	468,144
Joy Global, Inc.	40,571	2,093,058
Kansas City Southern*	37,542	1,249,773
KBR, Inc.	63,717	1,210,623
Kennametal, Inc.	31,953	828,222
Kirby Corp.*	21,252	740,207
Korn/Ferry International*	18,284	301,686
Landstar System, Inc.	19,969	774,198
Lennox International, Inc.	19,034	743,087
Lincoln Electric Hldgs., Inc.	16,731	894,439
Manpower, Inc.	31,002	1,692,089
Miller (Herman), Inc.	21,935	350,521
Mine Safety Appliances Co.	11,623	308,358
MPS Group, Inc.*	36,743	504,849
MSC Industrial Direct Co., Inc. Cl A	17,415	818,505
Navigant Consulting, Inc.*	19,486	289,562
Nordson Corp.	12,846	785,918
Oshkosh Corp.	34,829	1,289,718
Pentair, Inc.	39,729	1,283,247

Regal-Beloit Corp.	14,344	745,027
Rollins, Inc.	17,202	331,655
Shaw Group, Inc.*	33,267	956,426
SPX Corp.	19,563	1,070,096
Terex Corp.*	42,655	844,996
The Brink’s Co.	18,788	457,300
Thomas & Betts Corp.*	20,751	742,678
Timken Co.	31,824	754,547
Towers Watson & Co. Cl A*	16,680	792,634
Trinity Industries, Inc.	32,023	558,481
United Rentals, Inc.*	23,736	232,850
URS Corp.*	33,123	1,474,636
Valmont Industries, Inc.	7,927	621,873
Wabtec Corp.	18,346	749,251
Waste Connections, Inc.*	31,284	1,043,009
Werner Enterprises, Inc.	17,302	342,407
Woodward Governor Co.	22,112	569,826
		52,080,210

INFORMATION TECHNOLOGY (14.4%)
3Com Corp.*	154,810	1,161,075
ACI Worldwide, Inc.*	13,462	230,873
Acxiom Corp.*	31,003	416,060
ADC Telecommunications, Inc.*	38,119	236,719
Adtran, Inc.	22,338	503,722
Advent Software, Inc.*	6,017	245,072
Alliance Data Systems Corp.*	20,691	1,336,432
ANSYS, Inc.*	34,541	1,501,152
AOL, Inc.*	42,698	994,009
Arrow Electronics, Inc.*	47,598	1,409,377
Atmel Corp.*	177,496	818,257
Avnet, Inc.*	59,628	1,798,380
Broadridge Financial Solutions, Inc.	53,470	1,206,283
Cadence Design Systems, Inc.*	106,567	638,336
Ciena Corp.*	35,995	390,186
CommScope, Inc.*	37,631	998,350
Convergys Corp.*	46,739	502,444
Cree, Inc.*	40,870	2,303,842
Diebold, Inc.	26,008	739,928
Digital River, Inc.*	15,406	415,808
DST Systems, Inc.*	15,454	673,022
Equinix, Inc.*	15,381	1,632,693
F5 Networks, Inc.*	31,502	1,668,976
FactSet Research Systems, Inc.	16,737	1,102,466
Fair Isaac Corp.	18,462	393,425
Fairchild Semiconductor Int’l., Inc.*	49,268	492,187
Gartner, Inc.*	24,035	433,591
Global Payments, Inc.	31,927	1,719,588

Henry (Jack) & Associates, Inc.	33,637	777,687
Hewitt Associates, Inc. Cl A*	32,640	1,379,366
Informatica Corp.*	34,772	899,204
Ingram Micro, Inc. Cl A*	64,426	1,124,234
Integrated Device Technology, Inc.*	65,497	423,766
International Rectifier Corp.*	28,185	623,452
Intersil Corp. Cl A	48,733	747,564
Itron, Inc.*	15,592	1,053,551
Lam Research Corp.*	50,407	1,976,458
Lender Processing Svcs., Inc.	38,335	1,558,701
ManTech International Corp. Cl A*	8,721	421,050
Mentor Graphics Corp.*	38,229	337,562
MICROS Systems, Inc.*	31,464	976,328
National Instruments Corp.	22,505	662,772
NCR Corp.*	62,954	700,678
NeuStar, Inc. Cl A*	29,073	669,842
Palm, Inc.*	78,261	785,740
Parametric Technology Corp.*	45,674	746,313
Plantronics, Inc.	19,547	507,831
Polycom, Inc.*	32,950	822,762
Quest Software, Inc.*	24,693	454,351
RF Micro Devices, Inc.*	104,590	498,894
Rovi Corp.*	40,377	1,286,815
Semtech Corp.*	23,944	407,287
Silicon Laboratories, Inc.*	17,708	856,005
Solera Hldgs., Inc.	27,785	1,000,538
SRA International, Inc. Cl A*	16,661	318,225
Sybase, Inc.*	32,225	1,398,565
Synopsys, Inc.*	56,580	1,260,602
Tech Data Corp.*	20,034	934,786
Trimble Navigation Ltd.*	47,430	1,195,236
ValueClick, Inc.*	32,945	333,403
Vishay Intertechnology, Inc.*	74,162	619,253
Zebra Technologies Corp. Cl A*	23,218	658,462
		54,379,536

MATERIALS (6.0%)
Albemarle Corp.	36,318	1,320,886
AptarGroup, Inc.	26,816	958,404
Ashland, Inc.	29,772	1,179,567
Cabot Corp.	25,946	680,564
Carpenter Technology Corp.	17,229	464,322
Commercial Metals Co.	44,394	694,766
Cytec Industries, Inc.	19,574	712,885
Greif, Inc. Cl A	13,591	733,642
Louisiana-Pacific Corp.*	48,603	339,249
Lubrizol Corp.	27,553	2,009,991
Martin Marietta Materials, Inc.	17,322	1,548,760

Minerals Technologies, Inc.	7,435	404,984
Olin Corp.	31,120	545,222
Packaging Corp. of America	39,837	916,649
Reliance Steel & Aluminum Co.	25,493	1,101,807
RPM International, Inc.	51,236	1,041,628
Scotts Miracle-Gro Co. Cl A	18,024	708,523
Sensient Technologies Corp.	19,309	507,827
Silgan Hldgs., Inc.	10,615	614,396
Sonoco Products Co.	39,275	1,148,794
Steel Dynamics, Inc.	85,101	1,507,990
Temple-Inland, Inc.	41,572	877,585
Terra Industries, Inc.	40,075	1,290,014
Valspar Corp.	40,041	1,086,713
Worthington Industries, Inc.	23,845	311,654
		22,706,822

TELECOMMUNICATION SERVICES (0.8%)
Cincinnati Bell, Inc.*	79,337	273,713
Syniverse Hldgs., Inc.*	27,380	478,602
Telephone & Data Systems, Inc.	35,998	1,221,052
tw telecom inc*	57,904	992,475
		2,965,842

UTILITIES (6.4%)
AGL Resources, Inc.	30,444	1,110,293
Alliant Energy Corp.	42,949	1,299,637
Aqua America, Inc.	53,969	944,997
Atmos Energy Corp.	36,391	1,069,895
Black Hills Corp.	15,112	402,433
Cleco Corp.	23,709	647,967
DPL, Inc.	47,421	1,308,820
Dynegy, Inc. Cl A*	198,643	359,544
Energen Corp.	27,479	1,286,017
Great Plains Energy, Inc.	52,411	1,016,249
Hawaiian Electric Industries, Inc.	36,403	760,823
Idacorp, Inc.	18,487	590,660
MDU Resources Group	74,441	1,756,808
National Fuel Gas Co.	31,706	1,585,300
NSTAR	42,324	1,557,523
NV Energy, Inc.	92,741	1,148,134
OGE Energy Corp.	38,110	1,405,878
Oneok, Inc.	41,551	1,851,928
PNM Resources, Inc.	34,007	430,189
UGI Corp.	43,074	1,041,960
Vectren Corp.	31,914	787,638
Westar Energy, Inc.	42,841	930,507
WGL Hldgs., Inc.	19,576	656,579
		23,949,779

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $355,426,297) 94.6%		356,587,564

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.05	02/11/10	500,000	499,972
U.S. Treasury Bill (1)	AAA	0.06	02/11/10	1,500,000	1,499,897
U.S. Treasury Bill (1)	AAA	0.10	05/06/10	400,000	399,861
					2,399,730
COMMERCIAL PAPER (4.7%)
Abbott Laboratories†	A-1+	0.05	01/04/10	9,500,000	9,499,961
Toyota Motor Credit Corp.	A-1+	0.04	01/06/10	2,000,000	1,999,989
Toyota Motor Credit Corp.	A-1+	0.06	01/05/10	6,000,000	5,999,960
					17,499,910
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $19,899,640) 5.3%					19,899,640

TEMPORARY CASH INVESTMENTS (2) (Cost: $187,800) 0.0% (3)					187,800

TOTAL INVESTMENTS (Cost: $375,513,737) 99.9%					376,675,004

OTHER NET ASSETS 0.1%					527,476

NET ASSETS 100.0%					$377,202,480

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value
COMMON STOCKS:
FINANCIALS (99.5%)
iShares MSCI EAFE Growth Index Fund	53,300	2,937,896
iShares MSCI EAFE Index Fund	59,600	3,295,880
iShares MSCI EAFE Value Index Fund	58,300	2,934,822
Vanguard Europe Pacific ETF	481,500	16,467,300
Vanguard European ETF	101,600	4,925,568
Vanguard Pacific ETF	46,000	2,360,720
		32,922,186
TOTAL COMMON STOCKS (Cost: $31,586,350) 99.5%		32,922,186

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (7.3%)
Abbott Laboratories†	A-1+	0.05	01/04/10	1,400,000	1,399,994
Washington Gas Light Co.	A-1	0.05	01/04/10	1,000,000	999,996
					2,399,990
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,399,990) 7.3%					2,399,990

TOTAL INVESTMENTS (Cost: $33,986,340) 106.8%					35,322,176

OTHER NET ASSETS -6.8%					(2,233,679)

NET ASSETS 100.0%					$33,088,497

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.9%)
Amazon.com, Inc.*	8,442	1,135,618
Apollo Group, Inc.*	6,382	386,622
Disney (Walt) Co.	31,123	1,003,717
Family Dollar Stores, Inc.	17,951	499,576
Home Depot, Inc.	11,123	321,788
Johnson Controls, Inc.	32,747	892,028
McDonald’s Corp.	25,993	1,623,003
Staples, Inc.	27,574	678,045
Target Corp.	9,062	438,329
Time Warner Cable, Inc.	15,679	648,954
Time Warner, Inc.	14,965	436,080
TJX Cos., Inc.	7,509	274,454
V.F. Corp.	11,744	860,131
Viacom, Inc. Cl B*	19,399	576,732
		9,775,077
CONSUMER STAPLES (6.2%)
Avon Products, Inc.	20,772	654,318
Campbell Soup Co.	16,436	555,537
Constellation Brands, Inc. Cl A*	34,162	544,201
Dr. Pepper Snapple Group, Inc.	26,374	746,384
General Mills, Inc.	17,113	1,211,772
Heinz (H.J.) Co.	13,475	576,191
Molson Coors Brewing Co. Cl B	10,511	474,677
PepsiCo, Inc.	29,652	1,802,842
Proctor & Gamble Co.	28,247	1,712,616
Wal-Mart Stores, Inc.	37,193	1,987,966
		10,266,504
ENERGY (7.3%)
Apache Corp.	5,339	550,825
Chevron Corp.	19,139	1,473,512
ConocoPhillips	15,184	775,447
Consol Energy, Inc.	8,209	408,808
Exxon Mobil Corp.	55,652	3,794,907
Halliburton Co.	32,211	969,229
Noble Energy, Inc.	7,718	549,676
Occidental Petroleum Corp.	15,836	1,288,259
Range Resources Corp.	9,081	452,688
Schlumberger Ltd.	13,377	870,709
Southwestern Energy Co.*	6,474	312,047
Williams Cos., Inc.	19,727	415,845
XTO Energy, Inc.	6,501	302,492
		12,164,444
FINANCIALS (8.0%)
Aflac, Inc.	10,695	494,644
Bank of America Corp.	108,160	1,628,890
Bank of New York Mellon Corp.	22,451	627,954
Chubb Corp.	13,352	656,651
Citigroup, Inc.	207,221	685,902
CME Group, Inc.	3,134	1,052,867
Franklin Resources, Inc.	6,822	718,698
Goldman Sachs Group, Inc.	7,785	1,314,419
Hudson City Bancorp, Inc.	20,577	282,522

JPMorgan Chase & Co.	42,293	1,762,349
Progressive Corp.*	35,305	635,137
ProLogis	16,187	221,600
T. Rowe Price Group, Inc.	10,616	565,302
Travelers Cos., Inc.	8,561	426,851
U.S. Bancorp	34,242	770,787
Wells Fargo & Co.	54,842	1,480,186
		13,324,759
HEALTH CARE (7.8%)
Abbott Laboratories	40,004	2,159,816
Amgen, Inc.*	5,356	302,989
Baxter International, Inc.	18,987	1,114,157
Celgene Corp.*	15,562	866,492
Gilead Sciences, Inc.*	31,247	1,352,370
Johnson & Johnson	44,903	2,892,202
Laboratory Corp. of America Hldgs.*	8,025	600,591
McKesson Corp.	11,848	740,500
Medco Health Solutions, Inc.*	5,743	367,035
Medtronic, Inc.	15,128	665,329
Merck & Co., Inc.	23,692	865,706
Mylan, Inc.*	17,037	313,992
St. Jude Medical, Inc.*	9,665	355,479
UnitedHealth Group, Inc.	9,939	302,941
		12,899,599
INDUSTRIALS (5.7%)
Boeing Co.	21,800	1,180,034
CSX Corp.	13,238	641,911
Cummins, Inc.	16,768	768,980
Expeditors Int’l. of Wash.	21,670	752,599
FedEx Corp.	9,795	817,393
Flowserve Corp.	6,043	571,245
General Electric Co.	125,931	1,905,336
Illinois Tool Works, Inc.	12,807	614,608
Southwest Airlines Co.	48,822	558,035
Union Pacific Corp.	9,151	584,749
United Technologies Corp.	16,004	1,110,838
		9,505,728
INFORMATION TECHNOLOGY (11.9%)
Apple, Inc.*	12,812	2,701,538
Applied Materials, Inc.	38,697	539,436
Autodesk, Inc.*	12,839	326,239
Automatic Data Processing, Inc.	13,699	586,591
BMC Software, Inc.*	9,599	384,920
Cisco Systems, Inc.*	73,851	1,767,993
EMC Corp.*	26,757	467,445
Google, Inc.*	2,820	1,748,344
Hewlett-Packard Co.	34,248	1,764,114
Int’l. Business Machines Corp.	15,717	2,057,355
MasterCard, Inc. Cl A	886	226,798
Microsoft Corp.	74,184	2,261,870
Nortel Networks Corp.*	6,040	139
Nvidia Corp.*	35,055	654,827
Oracle Corp.	55,783	1,368,915
QUALCOMM, Inc.	25,168	1,164,272
Salesforce.com, inc.*	10,669	787,052
Texas Instruments, Inc.	30,998	807,808

Yahoo!, Inc.*	12,887	216,244
		19,831,900
MATERIALS (2.1%)
Ball Corp.	12,244	633,015
Dow Chemical Co.	25,086	693,126
Eastman Chemical Co.	10,025	603,906
Freeport-McMoRan Copper & Gold, Inc.*	8,575	688,487
Monsanto Co.	9,823	803,030
		3,421,564
TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	53,078	1,487,776
CenturyTel, Inc.	19,256	697,260
Windstream Corp.	50,291	552,698
		2,737,734
UTILITIES (2.0%)
Dominion Resources, Inc.	20,797	809,419
Edison International	5,832	202,837
Entergy Corp.	3,243	265,407
Exelon Corp.	8,629	421,699
FirstEnergy Corp.	8,875	412,244
FPL Group, Inc.	6,649	351,200
Public Svc. Enterprise Group, Inc.	8,008	266,266
Sempra Energy	10,822	605,816
		3,334,888
TOTAL COMMON STOCKS (Cost: $93,026,736) 58.6%		97,262,197

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.9%)
U.S. Treasury Note	AAA	2.38	10/31/14	1,000,000	989,140
U.S. Treasury Note	AAA	2.38	03/31/16	500,000	478,360
U.S. Treasury Note	AAA	3.13	05/15/19	4,000,000	3,788,119
U.S. Treasury Note	AAA	3.25	07/31/16	1,000,000	1,001,797
U.S. Treasury Strip	AAA	0.00	11/15/21	8,900,000	5,224,242
					11,481,658
U.S. GOVERNMENT AGENCIES (12.7%)
MORTGAGE-BACKED OBLIGATIONS (12.7%)
FHARM	AAA	4.64	09/01/39	309,017	322,110
FHARM	AAA	5.23	04/01/37	644,728	677,744
FHARM	AAA	5.25	02/01/36	319,854	336,915
FHARM	AAA	5.43	05/01/37	467,926	496,597
FHARM	AAA	5.79	03/01/37	291,221	309,850
FHLMC	AAA	5.00	02/01/26	236,859	244,958
FHLMC	AAA	5.50	10/01/18	197,315	210,350
FHLMC	AAA	5.50	01/15/32	190,000	200,057
FHLMC	AAA	6.00	03/15/32	346,723	371,102
FNMA	AAA	4.00	05/01/19	203,344	207,814
FNMA	AAA	4.50	05/01/18	311,034	324,191
FNMA	AAA	4.50	06/01/34	484,160	486,480
FNMA	AAA	4.50	12/01/35	375,724	376,820
FNMA	AAA	5.00	04/01/18	621,721	655,021

FNMA	AAA	5.00	06/01/33	685,477	706,292
FNMA	AAA	5.00	09/01/33	277,746	286,180
FNMA	AAA	5.00	11/01/33	1,086,313	1,119,299
FNMA	AAA	5.00	11/01/33	382,107	393,709
FNMA	AAA	5.00	03/01/34	211,246	217,660
FNMA	AAA	5.00	04/01/34	446,275	459,896
FNMA	AAA	5.00	04/01/34	218,760	225,197
FNMA	AAA	5.00	09/01/35	324,335	333,473
FNMA	AAA	5.50	04/01/17	51,006	54,311
FNMA	AAA	5.50	05/01/17	26,024	27,710
FNMA	AAA	5.50	06/01/17	6,629	7,059
FNMA	AAA	5.50	07/01/33	503,585	529,289
FNMA	AAA	5.50	10/01/33	739,330	777,067
FNMA	AAA	5.50	03/01/34	159,973	168,138
FNMA	AAA	5.50	05/01/34	1,100,328	1,156,491
FNMA	AAA	5.50	07/01/34	338,307	355,575
FNMA	AAA	5.50	09/01/34	319,208	335,501
FNMA	AAA	5.50	10/01/34	232,941	244,830
FNMA	AAA	5.50	02/01/35	302,963	318,427
FNMA	AAA	5.50	02/01/35	253,098	265,858
FNMA	AAA	5.50	04/01/35	373,017	391,824
FNMA	AAA	5.50	08/01/35	144,687	151,981
FNMA	AAA	5.50	08/01/37	230,548	241,596
FNMA	AAA	5.50	11/01/38	272,042	284,440
FNMA	AAA	5.50	06/01/48	266,106	276,154
FNMA	AAA	6.00	03/01/17	18,153	19,455
FNMA	AAA	6.00	05/01/23	127,693	137,151
FNMA	AAA	6.00	03/01/32	10,906	11,670
FNMA	AAA	6.00	04/01/32	103,080	110,166
FNMA	AAA	6.00	04/01/32	54,940	58,718
FNMA	AAA	6.00	05/01/32	90,763	97,002
FNMA	AAA	6.00	04/01/33	272,717	291,466
FNMA	AAA	6.00	05/01/33	173,877	185,722
FNMA	AAA	6.00	06/01/34	198,980	212,225
FNMA	AAA	6.00	09/01/34	97,284	103,760
FNMA	AAA	6.00	10/01/34	198,652	211,875
FNMA	AAA	6.00	11/01/34	217,917	232,422
FNMA	AAA	6.00	12/01/36	385,856	409,851
FNMA	AAA	6.00	01/01/37	332,351	353,019
FNMA	AAA	6.00	04/01/37	302,709	320,021
FNMA	AAA	6.00	05/01/37	306,177	323,686
FNMA	AAA	6.00	06/01/37	417,298	441,163
FNMA	AAA	6.00	02/25/47	200,306	209,633
FNMA	AAA	6.00	12/25/49	248,076	262,728
FNMA	AAA	6.50	09/01/16	23,291	25,285
FNMA	AAA	6.50	03/01/17	44,203	47,987
FNMA	AAA	6.50	05/01/17	23,008	24,978
FNMA	AAA	6.50	06/01/17	50,911	55,269
FNMA	AAA	6.50	04/01/32	35,511	38,374
FNMA	AAA	6.50	05/01/32	108,598	117,354
FNMA	AAA	6.50	05/01/32	103,061	111,371
FNMA	AAA	6.50	07/01/32	45,347	49,003
FNMA	AAA	6.50	07/01/34	168,271	181,155
FNMA	AAA	6.50	05/01/37	321,415	344,567
FNMA	AAA	6.50	09/01/37	443,485	475,430
FNMA	AAA	7.00	09/01/31	40,388	44,992
FNMA	AAA	7.00	11/01/31	24,025	26,764

FNMA	AAA	7.00	04/01/32	32,995	36,414
FNMA	AAA	7.50	06/01/31	21,730	24,520
FNMA	AAA	7.50	02/01/32	21,611	24,388
FNMA	AAA	7.50	04/01/32	25,074	28,296
FNMA	AAA	7.50	06/01/32	32,006	36,118
FNMA	AAA	8.00	03/01/31	20,104	23,050
FNMA	AAA	8.00	04/01/32	19,539	22,402
FNMA	AAA	8.00	04/01/32	4,815	5,522
GNMA (5)	AAA	5.00	11/15/39	349,585	360,169
GNMA (5)	AAA	6.50	04/15/31	11,282	12,184
GNMA (5)	AAA	6.50	10/15/31	15,351	16,579
GNMA (5)	AAA	6.50	12/15/31	12,415	13,408
GNMA (5)	AAA	6.50	05/15/32	17,780	19,152
GNMA (5)	AAA	7.00	05/15/31	10,712	11,931
GNMA (5)	AAA	7.00	09/15/31	13,438	14,967
GNMA (5)	AAA	7.00	09/15/31	2,522	2,809
GNMA (5)	AAA	7.00	05/15/32	5,621	6,227
Vendee Mortgage Trust (5)	AAA	5.25	01/15/32	440,200	458,083
					21,198,447
CORPORATE DEBT (17.9%)
CONSUMER DISCRETIONARY (2.4%)
Black & Decker Corp.	BBB	4.75	11/01/14	750,000	768,116
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	448,288
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	510,716
Fruit of the Loom (4)	NR	7.38	11/15/23	138,068	14
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	523,430
Johnson Controls, Inc.	BBB	4.88	09/15/13	500,000	514,278
Marriott International, Inc.	BBB-	5.63	02/15/13	500,000	513,057
Scholastic Corp.	BB-	5.00	04/15/13	500,000	467,500
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	260,006
					4,005,405
CONSUMER STAPLES (0.8%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	269,208
Kroger Co.	BBB	4.95	01/15/15	500,000	524,848
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	533,448
					1,327,504
ENERGY (4.0%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	527,802
Enbridge, Inc.	A-	5.80	06/15/14	100,000	108,343
Knight, Inc.	BB	5.15	03/01/15	500,000	480,000
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	250,893
Noble Corp.	A-	7.50	03/15/19	800,000	936,843
Premco Refining Group	BBB	7.50	06/15/15	500,000	496,326
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,784,999
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	503,882
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	511,907
					6,600,995
FINANCIALS (5.8%)
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	261,671
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	511,135
Capital One Bank	BBB+	5.75	09/15/10	250,000	257,757
Colonial Realty LP	BB+	4.80	04/01/11	250,000	243,511
Developers Diversified Realty	BB	5.00	05/03/10	250,000	249,994
Duke Realty LP	BBB	4.63	05/15/13	250,000	241,092
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	508,125
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,355,621
First Industrial LP	BB	6.88	04/15/12	250,000	231,849

Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	530,794
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	251,814
GMAC LLC	CCC	0.00	12/01/12	2,500,000	1,868,750
HCP, Inc.	BBB	4.88	09/15/10	250,000	255,094
HCP, Inc.	BBB	5.65	12/15/13	250,000	250,435
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	500,000	536,343
Lincoln National Corp.	A-	5.65	08/27/12	500,000	517,469
Markel Corp.	BBB	6.80	02/15/13	250,000	252,665
ProLogis	BBB-	5.50	04/01/12	250,000	253,091
Regency Centers LP	BBB	4.95	04/15/14	250,000	236,054
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	263,071
Vornado Realty LP	BBB	5.60	02/15/11	250,000	253,246
Zions Bancorporation	BB+	5.65	05/15/14	397,000	289,212
					9,618,793
HEALTH CARE (0.8%)
Allergan, Inc.	A	5.75	04/01/16	250,000	269,588
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	522,771
Wyeth	AA	5.50	03/15/13	500,000	543,644
					1,336,003
INDUSTRIALS (1.1%)
CSX Corp.	BBB-	6.25	04/01/15	250,000	275,363
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	500,000	500,152
Masco Corp.	BBB	5.88	07/15/12	500,000	510,764
Steelcase, Inc.	BBB	6.50	08/15/11	500,000	511,304
					1,797,583
INFORMATION TECHNOLOGY (0.3%)
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	524,664

MATERIALS (1.3%)
Lubrizol Corp.	BBB	5.50	10/01/14	500,000	532,257
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	261,419
PolyOne Corp.	B-	7.50	12/15/15	1,000,000	895,000
Temple-Inland, Inc.	BBB-	7.88	05/01/12	228,000	246,123
Vulcan Materials Co.	BBB	7.00	06/15/18	250,000	272,671
					2,207,470
UTILITIES (1.4%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	268,721
Duke Energy Corp.	A	4.50	04/01/10	500,000	504,756
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	500,000	504,690
Progress Energy Enterprise	A-	5.25	12/15/15	500,000	546,759
Virginia Electric & Power Co.	A-	4.50	12/15/10	500,000	514,222
					2,339,148
TOTAL LONG-TERM DEBT SECURITIES (Cost: $61,286,708) 37.5%					62,437,670

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	AAA	0.10	02/17/10	100,000	99,987
COMMERCIAL PAPER (3.3%)
Abbott Laboratories†	A-1+	0.05	01/04/10	3,400,000	3,399,986
Toyota Motor Credit Corp.	A-1+	0.17	02/16/10	2,000,000	1,999,566
					5,399,552
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,499,539) 3.4%					5,499,539

TEMPORARY CASH INVESTMENTS (2) (Cost: $110,300) 0.1%	110,300

TOTAL INVESTMENTS (Cost: $159,923,283) 99.6%	165,309,706

OTHER NET ASSETS 0.4%	671,390

NET ASSETS 100.0%	$165,981,096

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.9%)	2,039,225	2,643,945
Equity Index Fund (20.2%)	971,078	1,783,243
Mid-Cap Equity Index Fund (5.1%)	362,796	449,831
Mid-Term Bond Fund (37.8%)	3,363,839	3,347,029
Money Market Fund (7.0%)	514,249	620,396
TOTAL INVESTMENTS (Cost: $8,401,052) 100.0%		8,844,444
OTHER NET ASSETS		—

NET ASSETS 100.0%		$8,844,444

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.8%)	2,801,085	3,631,730
Equity Index Fund (25.2%)	2,001,654	3,675,742
International Fund (4.0%)	865,882	582,055
Mid-Cap Equity Index Fund (14.2%)	1,675,228	2,077,113
Mid-Term Bond Fund (26.8%)	3,939,725	3,920,038
Money Market Fund (5.0%)	605,543	730,534
TOTAL INVESTMENTS (Cost: $13,644,973) 100.0%		14,617,212
OTHER NET ASSETS		—

NET ASSETS 100.0%		$14,617,212

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.8%)	8,435,967	10,937,602
Equity Index Fund (30.2%)	7,232,190	13,280,854
International Fund (8.0%)	5,214,309	3,505,116
Mid-Cap Equity Index Fund (11.1%)	3,961,948	4,912,415
Mid-Term Bond Fund (17.9%)	7,910,124	7,870,597
Money Market Fund (4.0%)	1,458,887	1,760,016
Small Cap Growth Fund (2.0%)	1,007,704	900,360
Small Cap Value Fund (2.0%)	933,257	892,274
TOTAL INVESTMENTS (Cost: $41,068,911) 100.0%		44,059,234
OTHER NET ASSETS		—

NET ASSETS 100.0%		$44,059,234

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	9,118,628	11,822,703
Equity Index Fund (35.1%)	9,502,717	17,450,343
International Fund (8.9%)	6,606,764	4,441,139
Mid-Cap Equity Index Fund (11.2%)	4,461,472	5,531,775
Mid-Term Bond Fund (12.9%)	6,432,557	6,400,414
Small Cap Growth Fund (4.1%)	2,269,429	2,027,683
Small Cap Value Fund (4.0%)	2,101,694	2,009,400
TOTAL INVESTMENTS (Cost: $47,345,320) 100.0%		49,683,457
OTHER NET ASSETS		—

NET ASSETS 100.0%		$49,683,457

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.8%)	6,408,543	8,308,958
Equity Index Fund (40.1%)	9,160,790	16,822,444
International Fund (8.9%)	5,572,581	3,745,950
Mid-Cap Equity Index Fund (15.2%)	5,131,398	6,362,416
Mid-Term Bond Fund (5.9%)	2,503,830	2,491,319
Small Cap Growth Fund (5.1%)	2,392,730	2,137,849
Small Cap Value Fund (5.0%)	2,215,831	2,118,524
TOTAL INVESTMENTS (Cost: $39,280,703) 100.0%		41,987,460
OTHER NET ASSETS		—

NET ASSETS 100.0%		$41,987,460

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.8%)	5,295,291	6,865,578
Equity Index Fund (40.0%)	7,569,448	13,900,180
International Fund (9.9%)	5,116,697	3,439,500
Mid-Cap Equity Index Fund (18.2%)	5,087,510	6,307,998
Small Cap Growth Fund (6.1%)	2,372,203	2,119,508
Small Cap Value Fund (6.0%)	2,196,836	2,100,364
TOTAL INVESTMENTS (Cost: $32,279,136) 100.0%		34,733,128
OTHER NET ASSETS		—

NET ASSETS 100.0%		$34,733,128

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.8%)	2,669,320	3,460,891
Equity Index Fund (40.0%)	5,871,685	10,782,487
International Fund (11.9%)	4,763,050	3,201,774
Mid-Cap Equity Index Fund (21.2%)	4,604,418	5,709,014
Small Cap Growth Fund (7.1%)	2,147,088	1,918,374
Small Cap Value Fund (7.0%)	1,988,181	1,900,872
TOTAL INVESTMENTS (Cost: $25,039,085) 100.0%		26,973,412
OTHER NET ASSETS		—

NET ASSETS 100.0%		$26,973,412

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.9%)	1,888,404	2,448,399
Equity Index Fund (35.0%)	4,294,849	7,886,858
International Fund (13.8%)	4,644,674	3,122,201
Mid-Cap Equity Index Fund (24.2%)	4,398,191	5,453,313
Small Cap Growth Fund (8.1%)	2,050,758	1,832,305
Small Cap Value Fund (8.0%)	1,899,183	1,815,783
TOTAL INVESTMENTS (Cost: $20,691,871) 100.0%		22,558,859
OTHER NET ASSETS		—

NET ASSETS 100.0%		$22,558,859

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.9%)	1,900,376	2,463,922
Equity Index Fund (34.9%)	4,754,751	8,731,402
International Fund (14.8%)	5,509,725	3,703,698
Mid-Cap Equity Index Fund (20.1%)	4,057,908	5,031,396
Small Cap Growth Fund (10.2%)	2,838,260	2,535,920
Small Cap Value Fund (10.1%)	2,628,323	2,512,903
TOTAL INVESTMENTS (Cost: $22,527,148) 100.0%		24,979,241
OTHER NET ASSETS		—

NET ASSETS 100.0%		$24,979,241

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.1%)	8,851,178	11,475,942
Equity Index Fund (24.8%)	5,145,751	9,449,416
Mid-Term Bond Fund (45.1%)	17,281,886	17,195,529
TOTAL INVESTMENTS (Cost: $37,316,969) 100.0%		38,120,887
OTHER NET ASSETS		—

NET ASSETS 100.0%		$38,120,887

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	29,194,486	37,851,935
Equity Index Fund (34.9%)	23,762,814	43,636,914
Mid-Cap Equity Index Fund (14.8%)	14,992,661	18,589,386
Mid-Term Bond Fund (20.1%)	25,334,574	25,207,977
TOTAL INVESTMENTS (Cost: $126,670,992) 100.0%		125,286,212
OTHER NET ASSETS		—

NET ASSETS 100.0%		$125,286,212

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.3%)	22,713,477	29,449,022
Equity Index Fund (44.8%)	28,525,277	52,382,478
Mid-Cap Equity Index Fund (19.9%)	18,664,311	23,141,861
Small Cap Growth Fund (5.0%)	6,495,263	5,803,368
Small Cap Value Fund (5.0%)	6,058,226	5,792,185

TOTAL INVESTMENTS (Cost: $124,430,837) 100.0%		116,568,914
OTHER NET ASSETS		—

NET ASSETS 100.0%		$116,568,914

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (59.2%)
FHLB	AAA	0.02	02/05/10	4,200,000	4,199,918
FHLB	AAA	0.09	01/27/10	8,127,000	8,127,020
FHLB	AAA	0.10	01/13/10	400,000	399,987
FHLB	AAA	0.10	01/20/10	690,000	689,992
FHLB	AAA	0.10	02/08/10	150,000	149,998
FHLB	AAA	0.10	02/12/10	2,200,000	2,199,757
FHLB	AAA	0.10	02/16/10	500,000	499,936
FHLB	AAA	0.10	02/17/10	400,000	399,948
FHLB	AAA	0.10	03/04/10	800,000	799,915
FHLB	AAA	0.10	03/05/10	800,000	799,941
FHLB	AAA	0.10	03/10/10	650,000	649,843
FHLB	AAA	0.10	03/17/10	9,242,000	9,240,732
FHLB	AAA	0.15	03/02/10	500,000	499,896
FHLMC	AAA	0.01	01/25/10	2,250,000	2,249,985
FHLMC	AAA	0.09	01/06/10	800,000	799,990
FHLMC	AAA	0.09	01/25/10	1,500,000	1,499,972
FHLMC	AAA	0.10	01/21/10	130,000	129,993
FHLMC	AAA	0.10	01/29/10	525,000	524,959
FHLMC	AAA	0.10	03/02/10	2,172,000	2,171,890
FHLMC	AAA	0.10	03/05/10	810,000	809,912
FHLMC	AAA	0.10	03/15/10	700,000	699,883
FHLMC	AAA	0.10	03/17/10	1,825,000	1,824,727
FHLMC	AAA	0.11	03/15/10	1,415,000	1,414,764
FHLMC	AAA	0.15	03/16/10	1,150,000	1,149,842
FHLMC	AAA	0.15	03/17/10	740,000	739,890
FNMA	AAA	0.09	01/20/10	1,100,000	1,099,984
FNMA	AAA	0.10	01/04/10	380,000	379,997
FNMA	AAA	0.10	01/06/10	600,000	599,992
FNMA	AAA	0.10	01/19/10	2,700,000	2,699,865
FNMA	AAA	0.10	01/20/10	315,000	314,983
FNMA	AAA	0.10	01/29/10	500,000	499,961
FNMA	AAA	0.10	02/01/10	110,000	110,129
FNMA	AAA	0.10	02/03/10	135,000	134,995
FNMA	AAA	0.10	02/10/10	285,000	284,989
FNMA	AAA	0.10	03/10/10	13,564,000	13,561,889
FNMA	AAA	0.10	03/17/10	400,000	399,943
FNMA	AAA	0.12	03/10/10	7,539,000	7,537,758
					70,297,175
COMMERCIAL PAPER (40.8%)
Abbott Laboratories†	A-1+	0.08	01/25/10	1,600,000	1,599,917
Abbott Laboratories†	A-1+	0.10	01/26/10	500,000	499,965
Abbott Laboratories†	A-1+	0.10	02/01/10	300,000	299,974
Abbott Laboratories†	A-1+	0.11	02/08/10	300,000	299,968
Abbott Laboratories†	A-1+	0.11	03/01/10	400,000	399,945

Becton, Dickinson & Co.	A-1+	0.11	01/25/10	3,100,000	3,099,773
Chevron Funding Corp.	A-1+	0.03	01/07/10	3,100,000	3,099,985
Coca-Cola Co.†	A-1	0.11	01/13/10	840,000	839,969
Coca-Cola Co.†	A-1	0.10	01/20/10	500,000	499,974
Coca-Cola Co.†	A-1	0.12	02/03/10	2,000,000	1,999,844
Danaher Corp	A-1	0.13	01/06/10	3,200,000	3,199,942
Florida Power & Light Co.	A-1	0.11	01/05/10	3,100,000	3,099,962
General Electric Capital Corp.	A-1+	0.02	01/15/10	1,400,000	1,399,989
General Electric Capital Svcs.	A-1+	0.17	02/05/10	1,700,000	1,699,719
Johnson & Johnson†	A-1+	0.09	02/01/10	3,100,000	3,099,852
Madison Gas & Electric	A-1+	0.13	01/15/10	600,000	599,970
Microsoft Corp.†	A-1+	0.09	01/26/10	3,150,000	3,149,823
Nestle Capital Corp.†	A-1+	0.08	02/02/10	3,100,000	3,099,809
NetJets, Inc.†	A-1+	0.12	02/05/10	3,100,000	3,099,639
Novartis Finance Corp.†	A-1+	0.03	01/04/10	3,100,000	3,099,992
NSTAR Electric Co.	A-1	0.11	01/07/10	1,000,000	999,982
Toyota Motor Credit Corp.	A-1+	0.17	02/05/10	500,000	499,917
Toyota Motor Credit Corp.	A-1+	0.18	02/16/10	1,150,000	1,149,740
Toyota Motor Credit Corp.	A-1+	0.15	02/26/10	1,500,000	1,499,650
United Parcel Service, Inc.†	A-1+	0.07	01/04/10	3,000,000	2,999,983
Washington Gas Light Co.	A-1	0.12	01/05/10	2,000,000	1,999,973
Washington Gas Light Co.	A-1	0.12	01/06/10	1,100,000	1,099,982
					48,437,238
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $118,730,752) 100.0%					118,734,413

TOTAL INVESTMENTS (Cost: $118,730,752) 100.0%					118,734,413

OTHER NET ASSETS 0.0% (3)					2,654

NET ASSETS 100.0%					$118,737,067

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (36.8%)
U.S. Treasury Note	AAA	1.00	12/31/11	3,000,000	2,991,564
U.S. Treasury Note	AAA	1.38	09/15/12	20,000,000	19,906,235
U.S. Treasury Note	AAA	2.38	10/31/14	7,000,000	6,923,980
U.S. Treasury Note	AAA	2.38	03/31/16	3,500,000	3,348,517
U.S. Treasury Note	AAA	3.13	04/30/13	4,750,000	4,948,906
U.S. Treasury Note	AAA	3.13	05/15/19	4,000,000	3,788,124
U.S. Treasury Note	AAA	3.25	05/31/16	11,500,000	11,547,617
U.S. Treasury Note	AAA	3.25	07/31/16	8,000,000	8,014,372
U.S. Treasury Strip	AAA	0.00	08/15/18	35,000,000	24,828,750
					86,298,065
U.S. GOVERNMENT AGENCIES (9.6%)
MORTGAGE-BACKED OBLIGATIONS (1.4%)
FHLMC	AAA	5.00	06/15/17	3,000,000	3,129,393
FHLMC	AAA	6.00	11/01/10	2,415	2,431
FHLMC	AAA	6.00	02/01/19	16,542	17,862
FHLMC	AAA	6.50	04/01/14	63,316	68,088
FHLMC	AAA	7.00	02/01/14	28,057	30,461
FHLMC	AAA	7.50	03/15/21	14,793	16,139
FHLMC	AAA	8.00	09/01/18	3,449	3,795
FHLMC	AAA	8.50	09/01/17	4,073	4,494
FNMA	AAA	6.00	01/01/11	142	146
FNMA	AAA	6.00	09/01/12	10,317	11,015
FNMA	AAA	6.50	08/01/13	12,202	12,859
FNMA	AAA	6.50	12/25/23	33,981	34,574
FNMA	AAA	8.00	06/01/17	741	806
					3,332,063
NON-MORTGAGE-BACKED OBLIGATIONS (8.2%)
FFCB	AAA	4.95	10/10/14	12,500,000	13,630,333
FFCB	AAA	5.10	08/05/13	5,000,000	5,492,405
					19,122,738
CORPORATE DEBT (52.5%)
CONSUMER DISCRETIONARY (5.8%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,102,235
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,098,594
Black & Decker Corp.	BBB	4.75	11/01/14	500,000	512,077
Black & Decker Corp.	BBB	5.75	11/15/16	500,000	515,406
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	980,567
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	1,050,412
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	448,288
Fortune Brands, Inc.	BBB-	4.88	12/01/13	1,000,000	1,021,431
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	261,715
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	257,139
Johnson Controls, Inc.	BBB	5.25	01/15/11	750,000	787,054
Kohl's Corp.	BBB+	7.38	10/15/11	500,000	548,291
Leggett & Platt, Inc.	A-	4.70	04/01/13	750,000	779,842
Marriott International, Inc.	BBB-	5.63	02/15/13	750,000	769,585
Mattel, Inc.	BBB-	6.13	06/15/11	1,000,000	1,054,346
Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	517,052
Scholastic Corp.	BB-	5.00	04/15/13	250,000	233,750

Starwood Hotels & Resorts	BB	6.25	02/15/13	217,000	223,781
Wendy's International, Inc.	B-	6.25	11/15/11	300,000	310,500
Whirlpool Corp.	BBB-	5.50	03/01/13	500,000	514,867
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	520,013
					13,506,945
CONSUMER STAPLES (4.3%)
Anheuser-Busch Cos., Inc.	BBB+	4.38	01/15/13	1,000,000	1,023,216
Anheuser-Busch Cos., Inc.	BBB+	4.70	04/15/12	100,000	104,290
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,065,522
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,060,343
Clorox Co.	BBB+	4.20	01/15/10	250,000	250,228
Clorox Co.	BBB+	5.00	03/01/13	500,000	534,476
Clorox Co.	BBB+	5.00	01/15/15	300,000	318,402
ConAgra Foods, Inc.	BBB	6.75	09/15/11	1,000,000	1,079,674
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	538,416
Hershey Co.	A	4.85	08/15/15	500,000	524,152
Hershey Co.	A	5.00	04/01/13	500,000	529,649
Kraft Foods, Inc.	BBB+	5.25	10/01/13	500,000	528,368
Kraft Foods, Inc.	BBB+	5.63	11/01/11	500,000	531,033
Kroger Co.	BBB	4.95	01/15/15	500,000	524,848
Safeway, Inc.	BBB	6.50	03/01/11	500,000	528,471
Sara Lee Corp.	BBB+	3.88	06/15/13	750,000	766,848
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	266,724
					10,174,660
ENERGY (4.8%)
CenterPoint Energy Resources	BBB	7.75	02/15/11	420,000	444,191
CenterPoint Energy Resources	BBB	7.88	04/01/13	750,000	844,781
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	527,802
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,153,854
Halliburton Co.	A	5.50	10/15/10	500,000	520,343
Knight, Inc.	BB	5.15	03/01/15	250,000	240,000
Nabors Industries Ltd.	BBB+	5.38	08/15/12	750,000	790,700
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	1,003,572
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,045,356
Premco Refining Group	BBB	7.50	06/15/15	500,000	496,326
Smith International, Inc.	BBB+	6.75	02/15/11	1,000,000	1,046,223
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	503,882
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	595,046
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	1,023,474
Weatherford Int'l. Ltd.	BBB+	5.15	03/15/13	500,000	523,614
Weatherford Int'l. Ltd.	BBB+	5.50	02/15/16	500,000	511,907
					11,271,071
FINANCIALS (14.8%)
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	1,073,159
Bank of America Corp.	A	5.38	08/15/11	250,000	262,444
Bank of America Corp.	A-	5.75	08/15/16	500,000	503,263
Berkshire Hathaway Finance	AAA	4.20	12/15/10	500,000	517,640
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	991,452
Capital One Bank	BBB+	5.75	09/15/10	250,000	257,757
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,117,540
Colonial Realty LP	BB+	4.80	04/01/11	300,000	292,214
Developers Diversified Realty	BB	5.00	05/03/10	250,000	249,994

Duke Realty LP	BBB	4.63	05/15/13	500,000	482,184
ERP Operating LP	BBB+	5.38	08/01/16	500,000	491,582
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	754,058
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	112,968
First Industrial LP	BB	6.88	04/15/12	750,000	695,548
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	510,236
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	530,794
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	251,814
General Electric Capital Corp.	AA+	5.00	11/15/11	1,000,000	1,056,256
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	505,708
Harley-Davidson Funding†	BBB	5.25	12/15/12	1,000,000	1,022,217
HCP, Inc.	BBB	4.88	09/15/10	500,000	510,188
HCP, Inc.	BBB	5.65	12/15/13	500,000	500,870
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,072,685
HSBC Finance Corp.	A	0.00	01/10/10	100,000	100,000
HSBC Finance Corp.	A	0.00	01/10/10	50,000	50,000
HSBC Finance Corp.	A	0.01	04/10/11	20,000	19,480
HSBC Finance Corp.	A	0.01	06/10/11	10,000	9,783
HSBC Finance Corp.	A	2.18	11/10/13	40,000	38,392
HSBC Finance Corp.	A	2.21	11/10/13	43,000	41,319
HSBC Finance Corp.	A	2.39	11/10/13	70,000	67,727
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	496,721
JPMorgan Chase & Co.	A+	5.60	06/01/11	250,000	264,632
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,083,745
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,054,733
Lehman Brothers Hldgs. (4)	NR	5.75	07/18/11	250,000	48,750
Lincoln National Corp.	A-	5.65	08/27/12	400,000	413,975
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	959,475
Manufacturers & Traders Tr. Co.	A-	8.00	10/01/10	1,000,000	1,046,912
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,010,660
MetLife, Inc.	A-	5.00	11/24/13	250,000	263,181
Morgan Stanley	A	0.01	02/01/11	500,000	495,280
Nat’l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,099,238
National City Corp.	A	4.00	02/01/11	1,000,000	1,018,750
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	1,000,000	1,039,753
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	500,000	510,161
ProLogis	BBB-	5.50	04/01/12	1,000,000	1,012,365
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	990,968
Protective Life Secured Trust	AA-	0.01	05/10/10	650,000	648,473
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,014,015
Regency Centers LP	BBB	4.95	04/15/14	500,000	472,108
Simon Property Group LP	A-	4.88	08/15/10	500,000	510,108
SLM Corp.	BBB-	1.51	06/15/12	60,000	47,206
Southtrust Bank, N.A.	AA-	4.75	03/01/13	250,000	261,398
Textron Financial Corp.	BB+	5.40	04/28/13	1,000,000	999,526
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,058,710
Tyco Int’l. Finance	BBB+	6.00	11/15/13	675,000	739,384
Union Planters Corp.	BBB	4.38	12/01/10	250,000	249,628
Vornado Realty LP	BBB	5.60	02/15/11	500,000	506,491
Wachovia Bank, N.A.	AA-	5.60	03/15/16	500,000	511,440
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	728,493
					34,645,551
HEALTH CARE (4.7%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	530,317

Allergan, Inc.	A	5.75	04/01/16	500,000	539,176
Baxter International, Inc.	A+	4.63	03/15/15	250,000	265,031
Beckman Coulter, Inc.	BBB	6.88	11/15/11	925,000	995,876
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,088,525
Boston Scientific Corp.	BBB-	4.25	01/12/11	500,000	508,750
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	1,062,862
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	500,000	515,625
Humana, Inc.	BBB-	6.45	06/01/16	1,415,000	1,430,292
Laboratory Corp. of America	BBB+	5.50	02/01/13	285,000	296,816
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	522,771
Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	529,408
McKesson Corp.	BBB+	7.75	02/01/12	1,000,000	1,102,336
UnitedHealth Group, Inc.	A-	5.25	03/15/11	250,000	259,052
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	800,754
WellPoint, Inc.	A-	5.00	01/15/11	500,000	516,981
					10,964,572
INDUSTRIALS (6.6%)
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	515,098
Burlington Northern Santa Fe	BBB	4.30	07/01/13	500,000	525,431
CSX Corp.	BBB-	6.25	04/01/15	1,000,000	1,101,451
Dun & Bradstreet Corp.	A-	5.50	03/15/11	500,000	520,833
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	1,029,450
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,157,023
General Dynamics Corp.	A	4.50	08/15/10	500,000	512,904
Goodrich Corp.	BBB+	7.63	12/15/12	1,000,000	1,119,799
Masco Corp.	BBB	4.80	06/15/15	500,000	459,630
Masco Corp.	BBB	5.88	07/15/12	300,000	306,458
Pall Corp.†	NR	6.00	08/01/12	1,000,000	1,000,950
Precision Castparts Corp.	BBB+	5.60	12/15/13	750,000	785,768
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,089,067
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	525,621
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	1,087,763
Southwest Airlines Co.	BBB	5.25	10/01/14	500,000	506,435
Stanley Works	A	4.90	11/01/12	525,000	556,598
Steelcase, Inc.	BBB	6.50	08/15/11	1,000,000	1,022,607
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	519,185
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	543,535
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	527,184
					15,412,790
INFORMATION TECHNOLOGY (2.3%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	817,994
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	995,043
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	262,332
Computer Sciences Corp.	A-	7.38	06/15/11	950,000	1,022,366
Intuit, Inc.	BBB	5.40	03/15/12	725,000	770,243
Western Union Co.	A-	5.40	11/17/11	500,000	533,842
Xerox Corp.	BBB	6.88	08/15/11	1,000,000	1,068,563
					5,470,383
MATERIALS (2.3%)
Bemis Co., Inc.	A	4.88	04/01/12	500,000	519,775
Lubrizol Corp.	BBB	5.50	10/01/14	500,000	532,257
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,000,000	1,045,674
Rohm & Haas Co.	BBB-	5.60	03/15/13	750,000	791,571

Sealed Air Corp.†	BB+	5.63	07/15/13	1,000,000	1,057,362
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	268,053
Temple-Inland, Inc.	BBB-	7.88	05/01/12	143,000	154,367
Vulcan Materials Co.	BBB	6.30	06/15/13	1,000,000	1,069,595
					5,438,654
TELECOMMUNICATION SERVICES (0.9%)
BellSouth Corp.	A	4.75	11/15/12	900,000	961,025
Verizon New England, Inc.	A	6.50	09/15/11	1,000,000	1,065,857
					2,026,882
UTILITIES (6.0%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	531,324
AGL Capital Corp.	BBB+	7.13	01/14/11	1,000,000	1,055,329
Arizona Public Svc. Co.	BBB-	6.38	10/15/11	500,000	535,244
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	500,000	537,442
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,047,817
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,280,814
Duke Energy Corp.	A	4.50	04/01/10	500,000	504,756
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	1,037,706
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,055,693
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	250,000	252,345
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	624,054
PPL Energy Supply LLC	BBB	6.40	11/01/11	1,100,000	1,181,974
Progress Energy, Inc.	BBB	6.85	04/15/12	900,000	976,942
Southwest Gas Corp.	NR	8.38	02/15/11	1,000,000	1,065,238
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,054,142
Virginia Electric & Power Co.	A-	4.50	12/15/10	400,000	411,378
					14,152,198
TOTAL LONG-TERM DEBT SECURITIES (Cost: $226,265,440) 98.9%					231,816,572

TEMPORARY CASH INVESTMENTS (2) (Cost: $261,900) 0.1%					261,900

TOTAL INVESTMENTS (Cost: $226,527,340) 99.0%					232,078,472

OTHER NET ASSETS 1.0%					2,343,976

NET ASSETS 100.0%					$234,422,448

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (20.7%)
U.S. Treasury Bond	AAA	3.50	02/15/39	4,000,000	3,276,248
U.S. Treasury Bond	AAA	4.25	05/15/39	36,000,000	33,772,499
U.S. Treasury Note	AAA	1.00	12/31/11	19,000,000	18,946,572
U.S. Treasury Note	AAA	2.38	10/31/14	25,000,000	24,728,500
U.S. Treasury Note	AAA	2.38	03/31/16	12,000,000	11,480,628
U.S. Treasury Note	AAA	3.13	05/15/19	5,000,000	4,735,155
U.S. Treasury Note	AAA	3.25	07/31/16	4,000,000	4,007,188
					100,946,790
U.S. GOVERNMENT AGENCIES (35.8%)
MORTGAGE-BACKED OBLIGATIONS (33.6%)
FHARM	AAA	4.64	09/01/39	2,492,073	2,597,662
FHARM	AAA	5.23	04/01/37	2,659,505	2,795,695
FHARM	AAA	5.25	02/01/36	1,414,740	1,490,201
FHARM	AAA	5.41	04/01/37	1,825,574	1,928,786
FHARM	AAA	5.43	05/01/37	1,715,727	1,820,856
FHARM	AAA	5.79	03/01/37	1,310,496	1,394,323
FHLMC	AAA	4.00	10/15/26	118,526	119,842
FHLMC	AAA	4.50	03/01/34	2,743,106	2,757,965
FHLMC	AAA	5.00	02/01/26	888,222	918,592
FHLMC	AAA	5.50	10/01/18	857,891	914,567
FHLMC	AAA	5.50	12/15/20	3,500,000	3,697,964
FHLMC	AAA	5.50	03/01/21	886,630	944,929
FHLMC	AAA	5.50	01/15/33	1,596,131	1,687,864
FHLMC	AAA	5.50	01/15/35	617,000	643,132
FHLMC	AAA	6.00	07/15/29	1,244,315	1,335,963
FHLMC	AAA	6.00	03/15/32	1,525,582	1,632,850
FNMA	AAA	4.00	05/01/19	1,667,418	1,704,075
FNMA	AAA	4.50	05/01/18	1,477,409	1,539,905
FNMA	AAA	4.50	05/01/19	357,995	372,243
FNMA	AAA	4.50	06/01/19	569,154	591,807
FNMA	AAA	4.50	07/01/29	2,344,018	2,375,749
FNMA	AAA	4.50	08/01/33	2,006,018	2,014,377
FNMA	AAA	4.50	10/01/33	2,588,868	2,604,509
FNMA	AAA	4.50	10/01/33	1,518,119	1,527,291
FNMA	AAA	4.50	05/01/34	944,725	949,252
FNMA	AAA	4.50	06/01/34	1,971,223	1,980,669
FNMA	AAA	4.50	07/01/34	2,458,243	2,470,023
FNMA	AAA	4.50	01/01/35	2,618,254	2,629,164
FNMA	AAA	4.50	12/01/35	1,127,172	1,130,460
FNMA	AAA	5.00	04/01/18	333,065	350,904
FNMA	AAA	5.00	09/01/18	1,238,578	1,304,917
FNMA	AAA	5.00	09/01/20	1,133,726	1,191,615
FNMA	AAA	5.00	10/01/20	1,676,874	1,762,497
FNMA	AAA	5.00	10/01/25	1,317,523	1,366,089
FNMA	AAA	5.00	06/01/33	1,618,488	1,667,634
FNMA	AAA	5.00	09/01/33	5,566,305	5,735,325
FNMA	AAA	5.00	11/01/33	3,773,304	3,887,880
FNMA	AAA	5.00	11/01/33	2,757,563	2,841,296
FNMA	AAA	5.00	01/01/34	2,054,985	2,117,385
FNMA	AAA	5.00	03/01/34	938,870	967,379
FNMA	AAA	5.00	04/01/34	1,713,696	1,766,000

FNMA	AAA	5.00	04/01/34	1,291,725	1,329,737
FNMA	AAA	5.00	04/01/34	463,784	477,432
FNMA	AAA	5.00	04/01/35	1,648,995	1,695,459
FNMA	AAA	5.00	06/01/35	1,176,322	1,209,467
FNMA	AAA	5.00	09/01/35	3,892,015	4,001,680
FNMA	AAA	5.50	04/01/17	187,021	199,142
FNMA	AAA	5.50	05/01/17	348,715	371,316
FNMA	AAA	5.50	01/01/24	1,021,516	1,082,496
FNMA	AAA	5.50	03/01/24	2,355,643	2,492,440
FNMA	AAA	5.50	09/01/25	1,072,871	1,134,306
FNMA	AAA	5.50	11/01/26	1,163,858	1,228,874
FNMA	AAA	5.50	01/01/27	728,985	769,708
FNMA	AAA	5.50	07/01/33	2,871,863	3,018,448
FNMA	AAA	5.50	09/01/33	1,564,312	1,644,158
FNMA	AAA	5.50	10/01/33	2,119,413	2,227,592
FNMA	AAA	5.50	03/01/34	1,343,531	1,412,108
FNMA	AAA	5.50	03/01/34	685,598	720,592
FNMA	AAA	5.50	07/01/34	1,353,229	1,422,301
FNMA	AAA	5.50	09/01/34	1,244,912	1,308,455
FNMA	AAA	5.50	09/01/34	506,620	532,479
FNMA	AAA	5.50	10/01/34	3,065,009	3,221,453
FNMA	AAA	5.50	02/01/35	1,090,667	1,146,337
FNMA	AAA	5.50	02/01/35	911,153	957,090
FNMA	AAA	5.50	04/01/35	1,336,181	1,403,548
FNMA	AAA	5.50	08/01/35	2,679,599	2,814,697
FNMA	AAA	5.50	02/25/37	1,516,178	1,596,148
FNMA	AAA	5.50	11/01/38	1,506,696	1,575,361
FNMA	AAA	5.50	06/01/48	1,507,935	1,564,874
FNMA	AAA	6.00	03/01/17	231,080	247,646
FNMA	AAA	6.00	05/01/23	1,256,639	1,349,718
FNMA	AAA	6.00	01/01/25	722,190	774,716
FNMA	AAA	6.00	03/01/28	1,412,187	1,505,670
FNMA	AAA	6.00	04/01/32	404,072	431,852
FNMA	AAA	6.00	04/01/32	199,922	213,667
FNMA	AAA	6.00	05/01/32	1,216,218	1,299,833
FNMA	AAA	6.00	04/01/33	1,557,641	1,664,729
FNMA	AAA	6.00	11/01/34	1,077,068	1,148,761
FNMA	AAA	6.00	12/01/36	1,491,543	1,584,299
FNMA	AAA	6.00	01/01/37	1,613,785	1,714,143
FNMA	AAA	6.00	03/01/37	1,448,697	1,531,545
FNMA	AAA	6.00	04/01/37	1,513,547	1,600,103
FNMA	AAA	6.00	05/01/37	1,376,075	1,454,770
FNMA	AAA	6.00	06/01/37	1,752,653	1,852,884
FNMA	AAA	6.00	07/01/37	1,532,292	1,625,426
FNMA	AAA	6.00	08/01/37	2,299,728	2,439,507
FNMA	AAA	6.00	12/01/37	1,189,391	1,261,683
FNMA	AAA	6.00	02/25/47	1,463,038	1,531,161
FNMA	AAA	6.00	12/25/49	2,480,760	2,627,281
FNMA	AAA	6.50	09/01/16	82,579	89,648
FNMA	AAA	6.50	03/01/17	589,368	639,822
FNMA	AAA	6.50	05/01/17	95,320	103,480
FNMA	AAA	6.50	04/01/32	129,132	139,544
FNMA	AAA	6.50	05/01/32	1,476,935	1,596,013
FNMA	AAA	6.50	05/01/32	404,109	436,690
FNMA	AAA	6.50	09/01/36	1,107,859	1,181,947
FNMA	AAA	6.50	05/01/37	1,446,367	1,550,550
FNMA	AAA	6.50	07/01/37	960,523	1,029,710

FNMA	AAA	6.50	09/01/37	1,691,814	1,813,677
FNMA	AAA	6.50	05/01/38	1,740,766	1,866,058
FNMA	AAA	7.00	09/01/31	145,686	162,292
FNMA	AAA	7.00	11/01/31	96,102	107,056
FNMA	AAA	7.00	01/25/44	1,453,765	1,603,049
FNMA	AAA	7.50	04/01/32	100,307	113,194
FNMA	AAA	7.50	06/01/32	454,484	512,878
FNMA	AAA	8.00	03/01/31	76,396	87,588
FNMA	AAA	8.00	04/01/32	62,596	71,780
FNMA	AAA	8.00	04/01/32	45,574	52,254
GNMA (5)	AAA	4.50	02/20/21	1,966,123	2,013,076
GNMA (5)	AAA	5.00	11/15/39	1,997,628	2,058,110
GNMA (5)	AAA	6.50	04/15/31	42,119	45,487
GNMA (5)	AAA	6.50	12/15/31	176,915	191,063
GNMA (5)	AAA	6.50	05/15/32	67,887	73,125
GNMA (5)	AAA	7.00	09/15/31	48,585	54,111
GNMA (5)	AAA	7.00	09/15/31	34,583	38,517
GNMA (5)	AAA	7.00	05/15/32	21,861	24,217
Vendee Mortgage Trust (5)	AAA	5.25	01/15/32	2,421,102	2,519,459
					164,121,123
NON-MORTGAGE-BACKED OBLIGATIONS (2.2%)
FNMA	AAA	0.00	10/09/19	20,000,000	10,860,000

CORPORATE DEBT (41.5%)
CONSUMER DISCRETIONARY (5.1%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	500,000	549,297
Black & Decker Corp.	BBB	4.75	11/01/14	2,000,000	2,048,308
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	1,961,134
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	2,000,000	1,793,152
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	510,716
Fortune Brands, Inc.	BBB-	5.38	01/15/16	1,900,000	1,891,165
Fruit of the Loom (4)	NR	7.38	11/15/23	345,170	35
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	2,093,720
Johnson Controls, Inc.	BBB	4.88	09/15/13	2,500,000	2,571,390
Kohl’s Corp.	BBB+	6.30	03/01/11	1,500,000	1,577,195
Leggett & Platt, Inc.	A-	4.70	04/01/13	2,000,000	2,079,578
Marriott International, Inc.	BBB-	5.63	02/15/13	2,000,000	2,052,226
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	1,870,000
Starwood Hotels & Resorts	BB	6.25	02/15/13	109,000	112,406
Wendy’s International, Inc.	B-	6.25	11/15/11	1,500,000	1,552,500
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,080,050
					24,742,872
CONSUMER STAPLES (2.3%)
Cargill, Inc.†	A	5.00	11/15/13	500,000	530,844
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,137,902
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,153,664
Kraft Foods, Inc.	BBB+	5.63	11/01/11	2,000,000	2,124,130
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,099,390
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,133,790
					11,179,720
ENERGY (5.3%)
CenterPoint Energy Resources	BBB	7.75	02/15/11	2,000,000	2,115,196
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,111,208
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,083,431
Knight, Inc.	BB	5.15	03/01/15	2,000,000	1,920,000
Nabors Industries Ltd.	BBB+	5.38	08/15/12	1,000,000	1,054,266

National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	2,007,144
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,342,108
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	1,985,302
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,283,330
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	523,614
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	1,500,000	1,535,721
					25,961,320
FINANCIALS (15.8%)
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,323,644
American Express Credit Corp.	BBB+	5.88	05/02/13	500,000	536,580
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,093,366
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,044,540
Capital One Bank	BBB+	5.75	09/15/10	2,000,000	2,062,056
Colonial Realty LP	BB+	4.80	04/01/11	1,500,000	1,461,068
Developers Diversified Realty	BB	5.00	05/03/10	2,000,000	1,999,952
Duke Realty LP	BBB	4.63	05/15/13	2,000,000	1,928,734
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,540,625
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	4,518,735
First Industrial LP	BB	6.88	04/15/12	2,000,000	1,854,794
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,123,174
GATX Financial Corp.	BBB+	5.13	04/15/10	1,000,000	1,007,256
General Electric Capital Corp.	AA+	5.00	11/15/11	2,000,000	2,112,512
GMAC LLC	CCC	0.00	12/01/12	10,000,000	7,475,000
Harley-Davidson Funding†	BBB	5.25	12/15/12	500,000	511,109
HCP, Inc.	BBB	4.88	09/15/10	2,000,000	2,040,752
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	2,003,480
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,145,370
HSBC Finance Corp.	A	2.18	11/10/13	100,000	95,979
HSBC Finance Corp.	A	2.35	10/10/13	70,000	67,320
JP Morgan Chase Bank NA	A+	6.00	10/01/17	2,000,000	2,141,348
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,064,276
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,054,733
Lincoln National Corp.	A-	5.65	08/27/12	2,000,000	2,069,874
Manufacturers & Traders Tr. Co.	A-	8.00	10/01/10	2,000,000	2,093,824
Markel Corp.	BBB	6.80	02/15/13	2,000,000	2,021,320
National City Corp.	A	4.00	02/01/11	2,000,000	2,037,500
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	2,000,000	2,079,506
ProLogis	BBB-	5.50	04/01/12	2,000,000	2,024,730
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	990,968
Protective Life Secured Trust	AA-	1.71	12/10/14	124,000	112,873
Protective Life Secured Trust	AA-	1.86	10/10/14	53,000	48,639
Protective Life Secured Trust	AA-	1.96	08/10/14	21,000	19,772
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,028,030
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	1,888,430
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,520,710
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	789,213
Southtrust Bank, N.A.	AA-	4.75	03/01/13	1,250,000	1,306,991
Travelers Cos., Inc.	A-	5.38	06/15/12	500,000	529,355
Vornado Realty LP	BBB	5.60	02/15/11	2,000,000	2,025,964
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	1,456,986
					77,251,088
HEALTH CARE (3.3%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	2,156,702
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	1,924,970
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	2,000,000	2,062,500
Humana, Inc.	BBB-	7.20	06/15/18	2,000,000	2,045,476
Laboratory Corp. of America	BBB+	5.50	02/01/13	1,000,000	1,041,459

Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,045,541
McKesson Corp.	BBB+	7.75	02/01/12	1,750,000	1,929,088
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,135,344
Wyeth	AA	5.50	03/15/13	1,750,000	1,902,754
					16,243,834
INDUSTRIALS (3.0%)
CSX Corp.	BBB-	6.25	04/01/15	2,000,000	2,202,902
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	2,000,000	2,000,606
Goodrich Corp.	BBB+	7.63	12/15/12	2,000,000	2,239,598
Masco Corp.	BBB	5.88	07/15/12	2,000,000	2,043,056
Precision Castparts Corp.	BBB+	5.60	12/15/13	2,000,000	2,095,382
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,102,482
Steelcase, Inc.	BBB	6.50	08/15/11	2,000,000	2,045,214
					14,729,240
INFORMATION TECHNOLOGY (1.0%)
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,030,700
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,098,654
Xerox Corp.	BBB	6.88	08/15/11	500,000	534,282
					4,663,636
MATERIALS (2.0%)
Lubrizol Corp.	BBB	5.50	10/01/14	2,000,000	2,129,026
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,500,000	1,568,511
PolyOne Corp.	B-	7.50	12/15/15	3,750,000	3,356,250
Sonoco Products Co.	BBB+	6.50	11/15/13	500,000	536,106
Vulcan Materials Co.	BBB	7.00	06/15/18	2,000,000	2,181,370
					9,771,263
TELECOMMUNICATION SERVICES (0.9%)
Alltel Corp.	A	7.00	03/15/16	2,000,000	2,256,704
Verizon Florida LLC	A	6.13	01/15/13	2,000,000	2,135,034
					4,391,738
UTILITIES (2.8%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	531,324
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	2,149,766
Duke Energy Corp.	A	4.50	04/01/10	750,000	757,133
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	1,115,534
Entergy New Orleans, Inc.	BBB+	6.75	10/15/17	500,000	500,525
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	2,000,000	2,018,758
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,095,844
Progress Energy Enterprise	A-	5.25	12/15/15	2,000,000	2,187,036
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	2,056,888
					13,412,808
SOVEREIGN DEBT (0.9%)
Sri Lanka AID (5)	NR	6.59	09/15/28	3,899,114	4,240,248

TOTAL LONG-TERM DEBT SECURITIES (Cost: $473,803,756) 98.9%					482,515,680

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.2%)
Abbott Laboratories†	A-1+	0.05	01/04/10	900,000	899,996
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $899,996) 0.2%					899,996

TEMPORARY CASH INVESTMENTS (2) (Cost: $31,100) 0.0% (3)					31,100

TOTAL INVESTMENTS (Cost: $474,734,852) 99.1%	483,446,776

OTHER NET ASSETS 0.9%	4,180,063

NET ASSETS 100.0%	$487,626,839

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2009

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2009, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$11,999,832	1.6%
ALL AMERICA FUND	$5,689,992	2.2%
SMALL CAP VALUE FUND	$8,840,310	4.3%
SMALL CAP GROWTH FUND	$1,599,993	0.8%
MID CAP VALUE FUND	$1,669,926	4.0%
MID-CAP EQUITY INDEX FUND	$9,499,961	2.5%
INTERNATIONAL FUND	$1,399,994	4.2%
COMPOSITE FUND	$3,930,780	2.4%
MONEY MARKET FUND	$24,988,654	21.0%
MID-TERM BOND FUND	$6,780,588	2.9%
BOND FUND	$9,585,833	2.0%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Funds as of December 31, 2009, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	432	E-mini S&P 500 Stock Index	P	March 2010	$23,991,120	$117,782	3.1%
ALL AMERICA FUND	54	E-mini S&P 500 Stock Index	P	March 2010	$2,998,890	$20,115	1.2%
MID-CAP EQUITY INDEX FUND	268	E-mini S&P MidCap 400 Stock Index	P	March 2010	$19,427,320	$472,990	5.2%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2009 was 0.15%.

(3)	Percentage is less than 0.05%.
(4)	Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.
(5)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 – quoted prices in active markets for identical securities.

•                  Level 2 - other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2009, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3.  Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2009, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs		Level 3 – Significant Unobservable Inputs		Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$741,660,934	—		—		$741,660,934
Short-Term Debt Securities	—	$25,199,581		—		$25,199,581
Temporary Cash Investments	—	$71,000		—		$71,000
	$741,660,934	$25,270,581		—		$766,931,515

All America Fund
Common Stock - Indexed	$148,140,564	—		—		$148,140,564
Common Stock - Active	$100,983,519	$158,050	(1)	$761,962	(2)	$101,903,531
Convertible Preferred Stock	—	$55,600		—		$55,600
Short-Term Debt Securities	—	$5,369,766		—		$5,369,766
Temporary Cash Investments	—	$140,400		—		$140,400
	$249,124,083	$5,723,816		$761,962		$255,609,861

Small Cap Value Fund
Common Stock	$190,350,079	$868,550	(1)	$4,471,775	(2)	$195,690,404
Convertible Preferred Stock	—	$425,500		—		$425,500
Short-Term Debt Securities	—	$8,699,957		—		$8,699,957
	$190,350,079	$9,994,007		$4,471,775		$204,815,861

Small Cap Growth Fund
Common Stock	$191,541,517	—		—		$191,541,517
Short-Term Debt Securities	—	$1,599,993		—		$1,599,993
	$191,541,517	$1,599,993		—		$193,141,510

Mid Cap Value Fund
Common Stock	$39,631,930	—		—		$39,631,930
Short-Term Debt Securities	—	$2,269,923		—		$2,269,923
	$39,631,930	$2,269,923		—		$41,901,853

Mid-Cap Equity Index Fund
Common Stock	$356,587,564	—		—		$356,587,564
Short-Term Debt Securities	—	$19,899,640		—		$19,899,640
Temporary Cash Investments	—	$187,800		—		$187,800
	$356,587,564	$20,087,440		—		$376,675,004

International Fund
Common Stock	$32,922,186	—		—		$32,922,186
Short-Term Debt Securities	—	$2,399,990		—		$2,399,990
	$32,922,186	$2,399,990		—		$35,322,176

Composite Fund
Common Stock	$97,262,197	—		—		$97,262,197
U.S. Government Debt	—	$11,481,658		—		$11,481,658
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$21,198,447		—		$21,198,447
Corporate Long-Term Debt	—	$29,757,565		—		$29,757,565
Short-Term Debt	—	$5,499,539		—		$5,499,539
Temporary Cash Investments	—	$110,300		—		$110,300
	$97,262,197	$68,047,509		—		$165,309,706

Retirement Income Fund
Common Stock	$8,844,444	—		—		$8,844,444

2010 Retirement Fund
Common Stock	$14,617,212	—		—		$14,617,212

2015 Retirement Fund
Common Stock	$44,059,234	—		—		$44,059,234

2020 Retirement Fund
Common Stock	$49,683,457	—		—		$49,683,457

2025 Retirement Fund
Common Stock	$41,987,460	—	—	$41,987,460

2030 Retirement Fund
Common Stock	$34,733,128	—	—	$34,733,128

2035 Retirement Fund
Common Stock	$26,973,412	—	—	$26,973,412

2040 Retirement Fund
Common Stock	$22,558,859	—	—	$22,558,859

2045 Retirement Fund
Common Stock	$24,979,241	—	—	$24,979,241

Conservative Allocation Fund
Common Stock	$38,120,887	—	—	$38,120,887

Moderate Allocation Fund
Common Stock	$125,286,212	—	—	$125,286,212

Aggressive Allocation Fund
Common Stock	$116,568,914	—	—	$116,568,914

Money Market Fund
U.S. Government Agency Short-Term Debt	—	$70,297,175	—	$70,297,175
Commercial Paper	—	$48,437,238	—	$48,437,238
	—	$118,734,413	—	$118,734,413

Mid-Term Bond Fund
U.S. Government Debt	—	$86,298,065	—	$86,298,065
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$3,332,063	—	$3,362,063
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$19,122,738	—	$19,122,738
Corporate Debt	—	$123,063,706	—	$123,063,706
Temporary Cash Investments	—	$261,900	—	$261,900
	—	$232,078,472	—	$232,078,472

Bond Fund
U.S. Government Debt	—	$100,946,790	—	$100,946,790
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$164,121,123	—	$164,121,123
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$10,860,000	—	$10,860,000
Long-Term Corporate Debt	—	$202,347,519	—	$202,347,519
Sovereign Debt	—	$4,240,248	—	$4,240,248
Short-Term Debt	—	899,996	—	899,996
Temporary Cash Investments	—	$31,100	—	$31,100
	—	$483,446,776	—	$483,446,776

Other Financial Instruments:*
Equity Index Fund	$117,782	—	—	$117,782
All America Fund	$20,115	—	—	$20,115
Mid-Cap Equity Index Fund	$472,990	—	—	$472,990

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Reflects security issued by Ellora Energy, Inc. included in the Energy section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio, respectively.

(2)  Reflects securities issued by Ellington Financial and NBH Holdings included in the Financials section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)  for the Year Ended December 31, 2009

	Balance	Realized and Unrealized	Net Transfers	Balance
	December 31,	Gains	In/(Out) of	December 31,
	2008	(Losses)	Level 3	2009
All America Fund	$695,347	$(13,746)	$80,361	$761,962
Small Cap Value Fund	$3,989,652	$(74,052)	$556,175	$4,471,775

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06. “Improving Disclosures About Fair Value Measurements.” The ASU clarifies existing disclosure regarding fair value measurements. Additionally, effective for interim and annual reporting periods beginning after December 15, 2009, the ASU requires entities to disclose significant transfers into and out of Level 1 and 2 fair value hierarchies and the reasons for those transfers. Effective for interim and annual reporting periods beginning after December 15, 2010, the ASU also requires entities to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, as opposed to the current net number. Management is currently evaluating the impact of ASU 2010-06 on the disclosures of fair value of the Funds’ investments.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Adviser uses a market approach to calculate fair value for equity securities, which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.  The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolio of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2009 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth Fund	Value Fund
Unrealized Appreciation	$147,295,131	$34,616,809	$32,342,456	$35,460,514	$3,603,498
Unrealized Depreciation	(118,536,593)	(44,186,974)	(22,361,514)	(8,782,490)	(5,554,912)
Net	$28,758,538	$(9,570,165)	$9,980,942	$26,678,024	$(1,951,414)
Tax Cost of Investments	$738,172,977	$265,180,026	$194,834,919	$166,463,486	$43,853,267

	Mid-Cap
	Equity Index	International	Composite	Retirement	2010 Retirement
	Fund	Fund	Fund	Income Fund	Fund
Unrealized Appreciation	$49,807,571	$1,335,836	$13,321,334	$444,964	$977,761
Unrealized Depreciation	(51,376,752)	(777,540)	(8,400,361)	(254,629)	(870,724)
Net	$(1,569,181)	$558,296	$4,920,973	$190,335	$107,037
Tax Cost of Investments	$378,244,185	$34,763,880	$160,388,733	$8,654,109	$14,510,175

	2015	2020	2025	2030
	Retirement	Retirement	Retirement	Retirement	2035 Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$3,003,076	$2,359,776	$2,715,962	$2,453,992	$1,934,327
Unrealized Depreciation	(2,170,802)	(1,744,746)	(797,500)	(788,883)	(466,563)
Net	$832,274	$615,030	$1,918,462	$1,665,109	$1,467,764
Tax Cost of Investments	$43,226,960	$49,068,427	$40,068,998	$33,068,019	$25,505,648

	2040	2045	Conservative	Moderate	Aggressive
	Retirement	Retirement	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$1,866,988	$2,452,093	$803,918	$1,696,520	$414,419
Unrealized Depreciation	(312,591)	(366,412)	(1,459,806)	(8,117,212)	(11,777,554)
Net	$1,554,397	$2,085,681	$(655,888)	$(6,420,692)	$(11,363,135)
Tax Cost of Investments	$21,004,462	$22,893,560	$38,776,775	$131,706,904	$127,932,049

	Money
	Market	Mid-Term	Bond
	Fund	Bond Fund	Fund
Unrealized Appreciation	$3,695	$8,239,352	$14,696,840
Unrealized Depreciation	(34)	(2,708,109)	(5,984,916)
Net	$3,661	$5,531,243	$8,711,924
Tax Cost of Investments	$118,730,752	$226,547,229	$474,734,852

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                  PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

Attached hereto:

(a) (1) Not applicable.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

	Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: February 26, 2010

By:	/s/ JOHN R. GREED
John R. Greed
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: February 26, 2010